As filed with the Securities and Exchange Commission on May 24, 2017
Securities Act File No. 333-217358

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

Registration Statement Under The Securities Act Of 1933  ☒

Pre-Effective Amendment No. 1  ☒

Post-Effective Amendment No.  ☐

Manning & Napier Fund, Inc.
(Exact Name of Registrant Specified in Charter)

290 Woodcliff Drive
Fairport, NY 14450
 (Address of Principal Executive Offices) (Zip Code)

(585) 325-6880
(Registrant’s Area Code and Telephone Number)

Michele T. Mosca
c/o Manning & Napier Fund, Inc.
290 Woodcliff Drive
Fairport, NY 14450
 (Name and Address of Agent for Service)

With copies to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius, LLP
1701 Market St.
Philadelphia, PA 19103

Approximate Date Of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Investment Company Shares.

It is proposed that this filing will become effective on June 23, 2017, pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Section 24(f) of the Investment Company Act of 1940, as amended.

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Rainier Investment Management, LLC
601 Union Street, Suite 3525, Seattle, WA  98101
T.206.518.6600         T.800.536.4640        F.206.518.6601

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
Rainier International Discovery Fund

[date]

Dear Shareholder,

You are receiving this letter and the accompanying notice and Proxy Statement/Prospectus because of your investment in the Rainier International Discovery Fund (the “Acquired Series”), a series of Rainier Investment Management Mutual Funds (the “Acquired Company”).

The Board of Trustees of the Acquired Series (“the Acquired Series Board”) has approved the reorganization (the “Reorganization”) of the Acquired Series into the Rainier International Discovery Series (the “Surviving Series”), a newly formed series of Manning & Napier Fund, Inc. (the “Surviving Company”), subject to the approval of the shareholders of the Acquired Series.  The Surviving Series will be advised by Manning & Napier Advisors, LLC (“MNA”) and sub-advised by Rainier Investment Management, LLC (“Rainier”). Manning & Napier Group, LLC (of which MNA is a subsidiary) is the majority owner of Rainier.

You are being asked to approve the Reorganization, which would result in you becoming a shareholder of the Surviving Series.

For the reasons discussed in this letter and in the enclosed Proxy Statement/Prospectus and based on the recommendations of Rainier and the Acquired Series Board, a special meeting of the shareholders of the Acquired Series (the “Special Meeting”) will be held on July 21, 2017, at the offices of Rainier at Two Union Square, 601 Union Street, Suite 3525, Seattle, Washington, 98101 at 10:00 a.m. Pacific time so that Acquired Series shareholders may consider the Reorganization.

Important points for your consideration:
•	The Surviving Series will have the same investment objective as the Acquired Series, and there are no material differences in the principal investment strategies and risks.
•
The Surviving Series will continue to be managed by Henrik Strabo, Head of International Investments at Rainier, who has managed the Acquired Series since its inception in 2012, and there are no material differences between the manners in which the Series are managed.

•
The Surviving Series’ management fee and contractual expense cap will be lower than those of the Acquired Series, and, based on current asset levels, the Surviving Series’ other expenses are expected to be lower than those of the Acquired Series.

•
The Surviving Company has broader distribution capabilities than the Acquired Company, which have the potential to increase the assets of the Surviving Series, and lead to greater economies of scale and lower total operating expenses, over time.  There can be no guarantee, however, that these potentials will be achieved.

•	It is expected that neither the Acquired Series nor its shareholders will recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes.
•
MNA will pay all of the expenses of the Reorganization other than the following expenses that will be paid by the Acquired Series:  (i) one-half of the costs associated with printing and distributing the accompanying Proxy Statement/Prospectus and related materials, soliciting shareholder votes, and holding the Special Meeting (including any adjournments thereof), and (ii) all of the legal fees that the Acquired Series incurs in connection with the Reorganization.

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If shareholders of the Acquired Series approve the Reorganization and all other closing conditions are met, the Reorganization will take effect on or about July 31, 2017, or such other date as the parties may agree. Upon the completion of the Reorganization, each shareholder of the Acquired Series would receive a number of full and fractional Class I and/or Class K Shares of the Surviving Series equal in aggregate net asset value at the time of the exchange to the aggregate net asset value of such shareholder’s shares of the Acquired Series, as follows:

Rainier Investment Management Mutual Funds	Manning & Napier Fund, Inc.
Rainier International Discovery Fund – Class A	Rainier International Discovery Series – Class K
Rainier International Discovery Fund – Institutional Class	Rainier International Discovery Series– Class I

The Acquired Series would be terminated after the closing of the Reorganization.

More information about the Reorganization is contained in the enclosed Proxy Statement/Prospectus.  You should review the Proxy Statement/Prospectus carefully and retain it for future reference.

Shareholders of record of the Acquired Series as of the close of business on June 12, 2017, the record date (“Record Date”), are entitled to vote on the Reorganization at the Special Meeting and at any adjournment or postponement thereof.

While you are, of course, welcome to join us at the Special Meeting, we urge you to vote by phone, on the internet or by mail today so that the maximum number of shares may be voted.  You may revoke your proxy before it is exercised at the Special Meeting, as described in the Proxy Statement/Prospectus.

Whether or not you are planning to attend the Special Meeting, we need your vote.  Your vote is important no matter how many shares you own.  In the event that insufficient votes are received from shareholders, the Special Meeting may be adjourned to permit further solicitation of proxies.  Please vote by phone, on the internet or by mail today.

Thank you for taking the time to consider this important proposal and for your continuing investment.

Sincerely,
Michele T. Mosca
President, CEO and Trustee
 Rainier Investment Management Mutual Funds

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NOTICE OF A SPECIAL MEETING OF SHAREHOLDERS

OF

RAINIER INTERNATIONAL DISCOVERY FUND
a series of Rainier Investment Management Mutual Funds
601 Union Street, Suite 3525
Seattle, WA 98101

To be held July 21, 2017

A Special Meeting of Shareholders (the “Special Meeting”) of the Rainier International Discovery Fund will be held at 10:00 a.m., Pacific Time, on July 21, 2017, at the offices of Rainier Investment Management, LLC at 601 Union Street, Suite 3525, Seattle, Washington 98101.  At the Special Meeting, shareholders will consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof:

1.
To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Rainier International Discovery Fund (the “Acquired Series”), a series of Rainier Investment Management Mutual Funds, and Rainier International Discovery Series (the “Surviving Series”), a newly created series of Manning & Napier Fund, Inc., providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Acquired Series by the Surviving Series in exchange for shares of the Surviving Series; (b) the distribution of such shares to the shareholders of the Acquired Series; and (c) the liquidation and termination of the Acquired Series (the “Reorganization”).

Shareholders of record as of the close of business on June 12, 2017 are entitled to notice of, and to vote at, the Special Meeting or any adjournments or postponements of the Special Meeting. The Proposal will be effected only if the Acquired Series’ shareholders approve the Proposal.

The Board of Trustees of Rainier Investment Management Mutual Funds (the “Acquired Series Board”) requests that you vote your shares by completing the enclosed proxy card and returning it in the enclosed postage paid return envelope or by voting by telephone or via the Internet using the instructions on the proxy card. THE ACQUIRED SERIES BOARD RECOMMENDS THAT YOU CAST YOUR VOTE FOR THE PROPOSAL AS DESCRIBED IN THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS.

If you are voting by mail, please sign and promptly return the proxy card in the postage paid return envelope regardless of the number of shares owned. Proxy card instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed proxy card or by attending the Special Meeting and voting in person.

By order of the Board of Trustees

Michele T. Mosca
President
[date]

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PROXY STATEMENT/PROSPECTUS
[date]

Special Meeting of Shareholders of
Rainier International Discovery Fund
Scheduled for July 21, 2017

ACQUISITION OF THE ASSETS OF:	BY AND IN EXCHANGE FOR SHARES OF:

Rainier International Discovery Fund (A series of Rainier Investment Management Mutual Funds) 601 Union Street, Suite 3525 Seattle, WA 98101 1-800-248-6314	Rainier International Discovery Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

(each an open-end management investment company)

Important Notice Regarding the Availability of Proxy Materials
for the Shareholder Meeting to be Held on July 21, 2017
This Proxy Statement/Prospectus and Notice of Special Meeting are available at:
Proxyonline.com/docs/rainier2017.pdf

INTRODUCTION

This Proxy Statement/Prospectus contains information that shareholders of Rainier International Discovery Fund (the “Acquired Series”), a series of Rainier Investment Management Mutual Funds (the “Acquired Company”), should know before voting on the proposed reorganization that is described herein, and should be retained for future reference. This document is both the proxy statement of the Acquired Series and also a prospectus for Rainier International Discovery Series (the “Surviving Series,” and, together with the Acquired Series, the “Series”), a newly created series of Manning & Napier Fund, Inc. (the “Surviving Company”).

       A special meeting of the shareholders of the Acquired Series (the “Special Meeting”) will be held at 10:00 a.m., Pacific Time, on July 21, 2017 at the offices of Rainier Investment Management, LLC at 601 Union Street, Suite 3525, Seattle, Washington 98101. At the Special Meeting, shareholders of the Acquired Series will be asked to consider the following proposal (the “Proposal”), and any other matters that may properly come before the Special Meeting or any adjournment or postponement thereof :

1.
To approve the Agreement and Plan of Reorganization (the “Plan of Reorganization”) between Rainier International Discovery Fund (the “Acquired Series”), a series of Rainier Investment Management Mutual Funds, and Rainier International Discovery Series (the “Surviving Series”), a newly created series of Manning & Napier Fund, Inc., providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Acquired Series by the Surviving Series in exchange for shares of the Surviving Series; (b) the distribution of such shares to the shareholders of the Acquired Series; and (c) the liquidation and termination of the Acquired Series (the “Reorganization”).

       The total dollar value of the Surviving Series shares that shareholders will receive in the Reorganization will be the same as the total dollar value of the shares of the Acquired Series that shareholders hold immediately prior to the Reorganization. The Reorganization is anticipated to be a tax-free transaction, meaning that shareholders are not expected to be required to pay any federal income tax in connection with the Reorganization.  For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “The Plan of Reorganization – Tax Considerations” below.

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        The Board of Trustees of the Acquired Series (the “Acquired Series Board”) has fixed the close of business on June 12, 2017 as the record date (“Record Date”) for the determination of Acquired Series shareholders entitled to notice of and to vote at the Special Meeting and at any adjournments or postponements thereof. Shareholders of the Acquired Series on the Record Date will be entitled to one vote for each share of the Acquired Series held (and a proportionate fractional vote for each fractional share). This Proxy Statement/Prospectus, the enclosed Notice of Special Meeting of Shareholders, and the enclosed proxy card will be mailed on or about June 23, 2017 to all shareholders eligible to vote on the Proposal.

       The Acquired Series Board has approved the Plan of Reorganization and has determined that the Reorganization is in the best interests of the Acquired Series and its shareholders and will not dilute the interests of the existing shareholders of the Acquired Series. Accordingly, the Acquired Series Board recommends that shareholders of the Acquired Series vote FOR the Proposal. If shareholders of the Acquired Series do not approve the Proposal, the Acquired Series Board will consider what further action is appropriate for the Acquired Series, which may include liquidation of the Acquired Series .

TO OBTAIN MORE INFORMATION

 The following documents [accompany this Proxy Statement/Prospectus and] contain additional information about the Acquired Series:

1.	Prospectus dated July 29, 2016 for the Acquired Series (the “Acquired Series Prospectus”);

2.	Supplement dated October 3, 2016 to the Acquired Series Prospectus;

3.	Supplement dated October 6, 2016 to the Acquired Series Prospectus;

4.	Supplement dated April 18, 2017 to the Acquired Series Prospectus;

5.	Supplement dated May 22, 2017 to the Acquired Series Prospectus;

6.	Statement of Additional Information dated July 29, 2016 for the Acquired Series (the “Acquired Series SAI”);

7.	Supplement dated October 3, 2016 to the Acquired Series SAI;

8.	Supplement dated April 18, 2017 to the Acquired Series SAI;

9.	Supplement dated April 24, 2017 to the Acquired Series SAI;

10.	Supplement dated April 27, 2017 to the Acquired Series SAI;

11.
The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended March 31, 2017 (the “Acquired Series Annual Report”).

The financial highlights for the Acquired Series contained in the Acquired Series Annual Report are included in this Proxy Statement/Prospectus as Appendix B.

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The Acquired Series Prospectus, and each supplement thereto, and the Statement of Additional Information dated [date] relating to this Proxy Statement/Prospectus (the “Merger SAI”) are incorporated herein by reference and are legally deemed to be part of this Proxy Statement/Prospectus.

        The Acquired Series and the Surviving Series are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith, file reports and other information with the U.S. Securities and Exchange Commission (the “SEC”). Free copies of any of the Acquired Series documents listed above may be obtained by calling 1-800-248-6314, by writing to Rainier International Discovery Fund c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, or on the internet at www.rainierfunds.com. A free copy of the Merger SAI may be obtained by calling 1-800-551-0224 x8544 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

        You also may view or obtain these documents from the SEC:

In Person:	Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (202) 551-8090

By Mail:	U.S. Securities and Exchange Commission Public Reference Section 100 F Street, N.E. Washington, D.C. 20549 (Duplication Fee Required)

By Email:	publicinfo@sec.gov (Duplication Fee Required)

By Internet:	www.sec.gov

When contacting the SEC, you will want to refer to the applicable SEC file number. The file number for the Acquired Series documents listed above is 811-08270. The file number for the Merger SAI is 333-217358.

       THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY
STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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 SUMMARY OF KEY INFORMATION

       The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, in the Plan of Reorganization, and/or in the prospectus of the Acquired Series. Shareholders should read the entire Proxy Statement/Prospectus, the Plan of Reorganization (which is included in Appendix A), and the Acquired Series Prospectus, including all supplements thereto, carefully for more complete information. Please see the section titled “Additional Information about the Surviving Series” for more information about the Surviving Series.

Why did you send me this Proxy Statement/Prospectus?

       You are receiving this  Proxy Statement/Prospectus because you own shares in the Acquired Series as of the Record Date and have the right to vote on the very important proposal described herein concerning the Acquired Series.  This Proxy Statement/Prospectus contains information that shareholders of the Acquired Series should know before voting on the Proposal or investing in the Surviving Series.

On what am I being asked to vote?

       You are being asked to approve transitioning the Acquired Series to a new fund family. Specifically, as an Acquired Series shareholder, you are being asked to vote on the approval of the Plan of Reorganization providing for the Reorganization of the Acquired Series. The Plan of Reorganization provides for: (i) the transfer of all of the assets of the Acquired Series to the Surviving Series in exchange for shares of the Surviving Series of equal aggregate net asset value; (ii) the assumption by the Surviving Series of all of the Acquired Series’ liabilities; (iii) the distribution by the Acquired Series of Class K and Class I shares of the Surviving Series to the shareholders of Class A and Institutional Class shares, respectively, of the Acquired Series; and (iv) the termination, dissolution and complete liquidation of the Acquired Series.

If shareholders of the Acquired Series approve the Reorganization, each owner of Class A and Institutional Class shares of the Acquired Series would become a shareholder of Class K and Class I shares, respectively, of the Surviving Series. The Reorganization is expected to be consummated on July 31, 2017, or such other date as the parties may agree (the “Closing Date”). Immediately after the closing of the Reorganization, each shareholder of the Acquired Series will hold shares of the Surviving Series having an aggregate value equal to the aggregate value of the shares of the Acquired Series held by that shareholder immediately prior to the Reorganization.

What are the reasons for the proposed Reorganization?

       On April 30, 2016,  Rainier Investment Management, LLC (“Rainier”) entered into a strategic partnership with Manning & Napier Group, LLC (“Manning & Napier Group”), the parent of Manning & Napier Advisors, LLC (“MNA”), pursuant to which Manning & Napier Group acquired a majority ownership interest in Rainier. In connection with the strategic partnership, it is proposed that the Acquired Series, which is advised by Rainier, be reorganized into the Surviving Series, which will be advised by MNA and sub-advised by Rainier. The proposed Reorganization would enable Acquired Series shareholders to be invested in a mutual fund that will be managed in materially the same manner as the Acquired Series, but that is also part of the Surviving Company’s family of funds. As part of the Surviving Company’s family of funds, your fund will have a management fee and contractual expense cap that are lower than those of the Acquired Series, and will have other expenses that, based on current asset levels, are expected to be lower than those of the Acquired Series.  Your fund may also be able to benefit from the Surviving Company’s broader distribution capabilities, which have the potential to lead to increased assets and, in turn, lower total operating expenses due to greater economies of scale, and a wider range of investment opportunities.  There can be no guarantee, however, that these potentials will be achieved.  Shareholders would also benefit from the right to exchange their shares for shares of other Surviving Company series, which offer exposure to various asset classes and investment strategies offered by MNA.

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       In considering the Reorganization and the Plan of Reorganization, the Acquired Series Board considered these and other factors in concluding that the Reorganization would be in the best interest of the Acquired Series and its shareholders. The Acquired Series Board’s considerations are described in more detail in the section titled “Additional Information about the Reorganization – What factors did the Acquired Series Board consider?”

How do I vote?

You can vote in one of four ways:

•                  By telephone (call the toll free number listed on your proxy card)

•                  By Internet (log on to the Internet site listed on your proxy card)

•                  By mail (using the enclosed postage prepaid envelope)

•                  In person at the shareholder meeting scheduled to occur at 10:00 a.m., Pacific Time, on July 21, 2017, at the offices of Rainier Investment Management, LLC at 601 Union Street, Suite 3525, Seattle, Washington 98101.

We encourage you to vote as soon as possible so we can reach the needed quorum for the vote and avoid the cost of additional solicitation efforts. Please refer to the enclosed proxy card for instructions for voting by telephone, Internet or mail.

Whom should I call if I have questions?

If you have questions about the Proposal or voting procedures, please call the Acquired Series’ proxy solicitor toll-free at 866-796-1288. Representatives will be available Monday through Friday from 9:00 a.m. to 10:00 p.m., Eastern Time.

 SUMMARY OF THE PROPOSED REORGANIZATION

Who will manage the Surviving Series following the Reorganization?

MNA will serve as investment advisor to the Surviving Series and Rainier, the investment advisor to the Acquired Series, will serve as sub-advisor to the Surviving Series pursuant to a sub-advisory agreement with MNA. Rainier’s transition from serving as advisor of the Acquired Series to serving as sub-advisor of the Surviving Series will not materially impact the day-to-day management of the Series, however, because Henrik Strabo, the Acquired Series’ portfolio manager, will also serve as the portfolio manager of the Surviving Series, and will manage the Surviving Series in materially the same manner in which he manages the Acquired Series.

For more information on MNA, Rainier and Mr. Strabo, please see the section titled “Additional Information about the Surviving Series.”

What are the tax consequences of the Reorganization?

The Reorganization is expected to qualify as tax-free for U.S. federal income tax purposes. Accordingly, it is expected that Acquired Series shareholders will not, and the Acquired Series generally will not, recognize any gain or loss as a result of the Reorganization for U.S. federal income tax purposes. The Acquired Series anticipates receiving a legal opinion as to this and other expected U.S. federal income tax consequences of the Reorganization. It is possible that the Internal Revenue Service (“IRS”) or a court could disagree with this legal opinion.

For more detailed information about the federal income tax consequences of the Reorganization, please refer to the section titled “Additional Information about the Reorganization – Tax Considerations.”

How do the Series’ investment objectives compare?

       The investment objective of each Series is to seek long-term capital appreciation.

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       The investment objective of the Acquired Series is fundamental and, therefore, cannot be changed without shareholder approval.  The investment objective of the Surviving Series is non-fundamental and, therefore, can be changed by the Board of Directors of the Surviving Series (the “Surviving Series Board”) without shareholder approval. If there is a material change in the Surviving Series’ investment objective, shareholders will be notified thirty days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

How do the Series’ fees and expenses compare?

These tables describe the fees and expense that you may pay if you buy and hold shares of the Series. As shown below, the management fee and contractual expense cap of the Surviving Series will be 0.10% lower than those of the Acquired Series, and, based on current asset levels, the other expenses of Class K Shares and Class I Shares of the Surviving Series are expected to be lower than those of the Class A Shares and Institutional Shares, respectively, of the Acquired Series. Rainier’s fee for sub-advising the Surviving Series (0.70% of the Series’ average daily net assets) will be paid by MNA out of the management fee it receives from the Series.

In addition, Class K Shares of the Surviving Series will not be subject to the sales charge or contingent deferred sales charge imposed on Class A Shares of the Acquired Series, and Acquired Series shareholders will not pay any contingent deferred sales charges in connection with the Reorganization.

Shareholder Fees
Fees paid directly from your investment

	Rainier International Discovery Fund (Acquired Series)	Rainier International Discovery Series (Surviving Series) Pro Forma
	Class A	Class K
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75%	None
None
Maximum deferred sales charge (load)	None[1]

	Institutional Class	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None	None

Maximum deferred sales charge (load	None	None

Annual Fund Operating Expenses
Expenses you pay each year as a % of the value of your investment

	Rainier International Discovery Fund (Acquired Series)		Rainier International Discovery Series (Surviving Series) Pro Forma
	Class A		Class K
Management Fees	1.00%	%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	0.25%	%	0.25%
Other Expenses[2]	0.40%		0.33%
Acquired Fund Fees and Expenses[2]	0.01%		0.01%

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Total Annual Fund Operating Expenses	1.66%[3]	1.49%
Less Fee Reductions and/or Expense Reimbursements	(0.14)%[4]	(0.08)%[5]
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	1.52%[3]	1.41%

	Institutional Class	Class I
Management Fees	1.00%	0.90%
Distribution and/or Shareholder Services (12b-1) Fees	None	None
Other Expenses[2]	0.33%	0.25%
Acquired Fund Fees and Expenses[2]	0.01%	0.01%
Total Annual Fund Operating Expenses	1.34%[3]	1.16%
Less Fee Reductions and/or Expense Reimbursements	(0.07)%[4]	None
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	1.27% [3]	1.16%

1
If no initial sales charge is assessed in certain circumstances, such as on a purchase of $1 million or more, a contingent deferred sales charge of 1.00% of the lesser of the initial offering price of the shares redeemed or the amount redeemed within one year of purchase may be assessed.

2
Other Expenses and Acquired Fund Fees and Expenses of the Acquired Series reflect expenses for the fiscal year ended March 31, 2017. Other Expenses of the Acquired Series include expenses incurred by the Acquired Series in connection with the Reorganization, which represented less than 0.01% of the average daily net assets of the Acquired Series, during the fiscal year ended March 31, 2017. For more information regarding the expenses to be incurred by the Acquired Series in connection with the Reorganization, please see the section titled “Additional Information about the Reorganization – Expenses of the Reorganization.”  Other Expenses and Acquired Fund Fees and Expenses of the Surviving Series are based on estimated amounts for the current fiscal year, after giving effect to the Reorganization.

3
The Total Annual Fund Operating Expenses of the Acquired Series do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of this Proxy Statement/Prospectus, which reflects the operating expenses of the Acquired Series and does not include Acquired Fund Fees and Expenses.

4
Rainier has contractually agreed to reduce fees and/or pay Acquired Series expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for shares of the Acquired Series to 1.50% and 1.25% of the average net assets of the Acquired Series’ Class A Shares and Institutional Shares, respectively (the “Expense Caps”).  This obligation excludes acquired fund fees and expenses, loads, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation, and other expenses not incurred in the ordinary course of the Acquired Series’ business.  The Expense Caps will remain in effect until at least July 31, 2018.   Rainier may request recoupment of previously waived fees and paid expenses from the Acquired Series for three years from the date they were waived or paid, subject to the Expense Caps.  The Expense Caps may not be changed by Rainier during the period without prior approval of the Acquired Series Board.  The obligation may be terminated at any time by the Acquired Series Board upon written notice to Rainier and will terminate if the Acquired Series’ investment management agreement is terminated. If the Reorganization is consummated, Rainier will not be able to recoup fees reduced and/or expenses reimbursed for the Acquired Series from the Surviving Series.

5
MNA has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class of the Surviving Series, exclusive of distribution and service (12b-1) fees, do not exceed 1.15% of such Class’s average daily net assets.   This contractual waiver will continue until at least February 28, 2019 and may not be amended or terminated by MNA prior to such date without the approval of the Surviving Series Board. MNA’s agreement to limit each Class’s operating expenses is limited to direct operating expenses and, therefore, does not apply to acquired fund fees and expenses, which are indirect expenses incurred by the Series through its investments in other investment companies.  MNA may not recoup previously waived fees and reimbursed expenses from the Surviving Series .

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Expense Examples

       The Examples are intended to help you compare the costs of investing in shares of the Series with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Series for the time periods indicated and then either redeem or do not redeem your shares at the end of those periods. The Examples also assume that your investment had a 5% return each year and that the Series’ operating expenses remain the same(taking into account the contractual expense limitations for the periods described in the footnotes to the fee tables). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Rainier International Discovery Fund (Acquired Series) — Class A	$721	$1,055	$1,413	$2,416
Rainier International Discovery Series (Surviving Series) — Class K (Pro Forma)	$144	$463	$806	$1,773

Rainier International Discovery Fund (Acquired Series) — Institutional Class	$129	$418	$727	$1,607
Rainier International Discovery Series (Surviving Series) — Class I (Pro Forma)	$118	$368	$638	$1,409

Portfolio Turnover

       Each Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense examples shown above, affect each Series’ performance.

       During the fiscal year ended March 31, 2017, the Acquired Series’ portfolio turnover rate was 123.12% of the average value of its portfolio. No portfolio turnover information is included here for the Surviving Series because the Surviving Series has not yet commenced operations.

How do the Series’ principal investment strategies compare?

The Series both invest primarily in equity securities of small- to mid-sized foreign companies, and are managed in materially the same manner. As shown in the table below, however, the descriptions of the principal investment strategies of the Series differ in the sense that only the principal investment strategies of the Surviving Series (i) define a “foreign company” and (ii) state that the Series’ investment strategy may involve allocating large portions of the Series’ portfolio to sectors which meet Rainier’s investment criteria. Nevertheless, the differences between the descriptions of the principal investment strategies do not reflect any material differences between the instruments in which the Series invest or in the manners in which the Series are managed, because the foreign companies in which the Acquired Series invests meet the Surviving Series’ definition of “foreign company,” and the Acquired Series may also allocate large portions of its portfolio to certain sectors.

	Rainier International Discovery Fund (Acquired Series)	Rainier International Discovery Series (Surviving Series)
Principal Investment Strategies
Under normal conditions, the Fund will invest primarily in equity securities of companies that are small- to mid-sized at the time of purchase, and are located in foreign developed countries and emerging market countries and have strong earnings prospects relative to their peers and attractive overall business fundamentals.  The portfolio manager selects stocks of companies he believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts.  The portfolio manager believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.  In normal market conditions, the Fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Rainier refers to its stock selection philosophy as Growth at a Reasonable Price (“GARP”).  Stock selection focuses on companies that Rainier believes likely to demonstrate superior earnings growth relative to their peers and have equities selling at reasonable valuations.  In pursuing its investment objective, the Fund may invest in equity securities, including common stock and preferred stock, and securities convertible into common stock, including warrants, convertible bonds, and rights.  In addition, the Fund may also invest in the initial public offerings (“IPOs”) of small-cap companies, real estate investment trusts (“REITs”) and similar types of investments outside of the United States, participatory notes and exchange-traded funds (“ETFs”).  Participatory notes allow investors, such as the Fund, to invest indirectly in foreign securities without registering in those foreign markets where the country requires registration to make any direct investment in securities.  The Fund will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Fund will invest primarily in foreign securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar-denominated foreign securities and direct foreign securities (purchased on foreign exchanges).  Depositary receipts are negotiable, bank-issued certificates representing ownership of stock securities by an investor outside the country of origin.  The Fund is not required to invest a specified portion of its net assets in any particular geographic region or any particular industry or sector, but will typically invest in at least three foreign countries at any time.  The Fund will generally not invest more than 50% of its net assets in issuers located in emerging markets.

The Fund is diversified and will generally hold between 60 and 120 securities.  The Fund may sell a security if it achieves the valuation target, when the underlying fundamentals deteriorate as compared to the portfolio manager’s expectations, or when it is replaced with a more attractive security.

In addition, up to 10% of the Fund’s net assets may be held in cash or cash equivalents at Rainier’s discretion.

The Fund may be actively traded. Generally, the rate of portfolio turnover will not be a deciding factor in determining whether to sell or hold securities. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains. This may mean that there would likely be a higher tax liability. A high portfolio turnover rate also leads to higher transaction costs, which would negatively affect the Fund’s performance. Active trading, however, can also be defensive and actually add to the Fund’s performance if, for example, a fully valued investment is sold before a price decline or in favor of an investment with better appreciation potential.

Under normal conditions, the Series will invest primarily in equity securities of foreign developed and emerging market companies that are small- to mid-sized at the time of purchase.  In selecting securities for purchase in the Series, Rainier Investment Management, LLC (Rainier), the sub-advisor of the Series, uses a Growth at a Reasonable Price (GARP) strategy, which combines some aspects of both “growth” and “value” investment styles. Rainier focuses on companies that it believes have strong earnings prospects relative to their peers and attractive overall business fundamentals, such as revenue and earnings growth; sustainable competitive advantages; potential for positive price or business catalysts, including earnings surprises or market expansions; disciplined management with shareholder focus; and attractive relative valuations.  Rainier selects stocks of companies it believes will increase in value over time and makes investment decisions based primarily on an analysis of individual companies, rather than on broad economic forecasts. Rainier believes that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.  In normal market conditions, the Series’ portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The equity securities in which the Series invests include U.S. dollar and non-U.S. dollar denominated common stock, preferred stock and depository receipts, securities convertible into common stock (including convertible bonds, warrants, and rights), initial public offerings (IPOs), real estate investment trusts (REITs), and instruments with economic characteristics similar to equity securities (including participatory notes and exchange-traded funds (ETFs)).  Depository receipts (including American Depository Receipts (ADRs), Global Depository Receipts (GDRs), and International Depository Receipts (IDRs)) are securities listed and traded on U.S. and non-U.S. exchanges that represent ownership interests in securities of foreign companies. Participatory notes are derivative instruments that may be used by the Series to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions. The Series will generally not invest more than 25% of its net assets in participatory notes at the time of purchase.

The Series considers a company to be a foreign company if it meets one or more of the following criteria: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S; or (iii) the company is organized or maintains its principal place of business outside of the U.S.  The Series is not required to invest a specified portion of its net assets in any particular geographic region, and will typically invest in at least three foreign countries at any time.  The Series will generally not invest more than 50% of its net assets in emerging market issuers.

The Series is diversified and will generally hold between 60 and 120 securities.  The Series may sell a security if it reaches or surpasses its price or valuation target, when the underlying fundamentals deteriorate as compared to Rainier’s expectations, or when Rainier perceives there to be better opportunities in alternative securities. The Series may buy and sell investments frequently in seeking to achieve its objective.

The Series’ investment strategy may involve allocating large portions of the Series’ portfolio to industry sectors which meet Rainier’s investment criteria.

In addition, up to 10% of the Series’ net assets may be held in cash, money market instruments, or other cash equivalents at Rainier’s discretion.

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       For more information regarding the principal investment strategies of the Series, please see the Acquired Series Prospectus and the section titled “Additional Information about the Surviving Series.”

How do the Series’ principal risks compare?

       Although the Series present their risks differently, the principal risks associated with an investment in the Surviving Series are not materially different than the principal risks associated with an investment in the Acquired Series because the principal investment strategies of the Series are materially the same. The principal risks of the Surviving Series are described below.

   As with all mutual funds, there is no guarantee that the Series will achieve its investment objective.  You could lose money by investing in the Series.

Management risk — The value of your investment may decline if Rainier’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in stocks, the value of your investment will fluctuate in response to stock market movements. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:

•	U.S. and/or foreign stock markets decline.
•	An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.

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In a referendum held on June 23, 2016, the United Kingdom, which is a significant global economy, resolved to leave the European Union (EU). The referendum may introduce significant uncertainties and instability in the financial markets as the United Kingdom negotiates its exit from the EU.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Emerging markets risk — The Series may also have special risks due to its investments in emerging market countries. In addition to the risks discussed above relating to investments in foreign companies located in developed countries, the Series’ investments in emerging market countries are subject to the following risks:
•	Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.
•	Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation.
•
It is sometimes difficult to obtain and enforce court judgments in emerging market countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country.

•
There will tend to be an increased risk of price volatility associated with the Series’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
•	The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
•
The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.

•	Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.

Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Convertible securities risk — The Series’ investments in convertible securities are subject to interest rate risk and credit risk, similar to fixed income securities. In addition, they are also subject to the risk that the price of the underlying common stock will go down, which may cause a proportionate (or disproportionate) decline in the price of the convertible security.

Rights and warrants risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

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Risk of initial public offerings — The Series may purchase shares issued as part of, or a short period after, a company’s initial public offering (IPO), and may at times dispose of those shares shortly after their acquisition. The Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-public companies have fluctuated significantly over short periods of time.

Real estate securities risk — The Series’ holdings in securities of issuers in the real estate industry, including investments in REITs, may subject it to additional risks even though the Series does not invest directly in real estate. These risks include, but are not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding, and increases in real estate or operating taxes. Any geographic concentration of the Series’ real estate related investments could result in the Series being subject to the above risks to a greater degree. In addition, REITs have their own expenses, and the Series will bear a proportionate share of those expenses.

Risks related to ETFs — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. The Series will also bear its proportionate share of the expenses of the purchased ETF in addition to its own expenses.

Participatory notes risk — The return on a participatory note (P-Note) is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Series is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described below.

“Growth” investing risk — Growth stocks can be volatile for several reasons. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks.

“Value” investing risk — A “value” style of investing could cause the Series to suffer losses or produce poor performance relative to other funds, even in a rising market, if Rainier’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate. In addition, value stocks can continue to be undervalued by the market for long periods of time.

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Money market instruments risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. A money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

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Liquidity risk — The Series is subject to the risk that, at certain times, its securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.

For more information regarding the principal risks of the Series, please see the Acquired Series Prospectus and the section titled “Additional Information about the Surviving Series.”

How does the Series’ performance compare?

The Surviving Series will assume the performance history of the Acquired Series at the closing of the Reorganization. Performance information for the Acquired Series is presented below.  No performance information is included here for the Surviving Series because the Surviving Series has not yet commenced operations.

        The following performance information provides some indication of the risks of investing in the Acquired Series. The bar chart below illustrates how the Acquired Series’ total returns have varied from year to year. The table below illustrates how the Acquired Series’ average annual total returns for the 1-year and since inception periods compare with an international market index. The Acquired Series’ performance before and after taxes is not necessarily an indication of how the Acquired Series will perform in the future. Updated performance is available at www.rainierfunds.com.

Rainier International Discovery Fund — Institutional Shares

Calendar-Year Total Returns (%)

The year-to-date total return as of March 31, 2017 for the Acquired Series was 8.58%

Best quarter:  13.17% (first quarter, 2013)
Worst quarter: (8.67)% (fourth quarter, 2016)

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Average Annual Total Returns as of Dec. 31, 2016

	1 Year	Since Inception[1]
Return before taxes – Institutional Shares	(6.55)%	11.01%
Return after taxes on distributions – Institutional Shares	(6.55)%	10.68%
Return after taxes on distributions and sale of fund shares – Institutional Shares	(3.71)%	12.93%
Return before taxes - Class A Shares[2]	(6.83)%	10.75%
MSCI AC World ex US Small Cap Index (reflects no deduction for fees, expenses or taxes)	(3.91)%	5.17%

1	Institutional Shares commenced operations on March 28, 2012. Class A Shares commenced operations on November 30, 2012.

2
Performance of Class A Shares for the period prior to the commencement of operations for Class A Shares is based on the performance of the Institutional Shares adjusted for the 12b-1 fee of the Class A Shares.

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold the shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if the shares were sold at the end of the specified period.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional shares. After-tax returns for Class A shares will vary.

How do the Series’ purchase, redemption and exchange policies compare?

The Series’ policies for buying, selling and exchanging shares differ as described below, but none of the differences would have a material adverse effect on Acquired Series shareholders.

Investors may invest in the Series through a financial intermediary, by mail or by wire.  In addition, investors may invest in the Surviving Series through an automatic investment plan. Investors may redeem their shares in the Series by contacting their financial intermediary, by mail, by telephone, or through a systematic withdrawal plan. Investors may exchange their shares in the Series by contacting their financial intermediary, by mail or by telephone. In addition, investors may purchase, redeem or exchange shares of the Surviving Series through the Internet.

The Series have different minimum initial and subsequent investment requirements, as shown in the table below. Shareholders who receive Class I Shares of the Surviving Series in connection with the Reorganization, however, will not be subject to the higher initial minimum investment requirement.

	Minimum Initial Investment	Minimum Subsequent Investment
Rainier International Discovery Fund (Acquired Series) — Class A	$2,500	$250
Rainier International Discovery Series (Surviving Series) — Class K	$2,000	None
Rainier International Discovery Fund (Acquired Series) — Institutional Class	$100,000	$1,000
Rainier International Discovery Series (Surviving Series) — Class I	$1,000,000	None

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The minimum investments may be waived or lowered by the Series in certain circumstances.

For more information on these policies, please see the Acquired Series Prospectus and the section titled “Additional Information about the Surviving Series”

How do the Series’ distributors and distribution arrangements compare?

Quasar Distributors, LLC (“Quasar”) serves as distributor and principal underwriter for shares of the Acquired Series. Quasar is located at 777 E. Wisconsin Ave., Milwaukee, WI 53202. Manning & Napier Investor Services, Inc. (“MNIS”) is the distributor and principal underwriter for shares of the Surviving Series. MNIS is located at 290 Woodcliff Drive, Fairport, NY 14450. Quasar and MNIS are each members of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Class A Shares of the Acquired Series and Class K Shares of the Surviving Series are each subject to an annual distribution and/or shareholder services fee of up to 0.25% of the class’s average daily net assets in accordance with distribution and/or shareholder services plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). Because these fees are paid on an ongoing basis, over time these fees will increase the costs of your investment and cost you more than paying other types of sales charges.

Class A Shares of the Acquired Series are also subject to certain sales charges, while shares of the Surviving Series are not subject to any sales charges.

For more information on the Series’ distribution arrangements, please see the Acquired Series Prospectus and the section titled “Additional Information about the Surviving Series.”

How do the Series’ other service providers compare?

   The following table identifies the other principal service providers of the Series:

	Rainier International Discovery Fund (Acquired Series)	Rainier International Discovery Series (Surviving Series)
Accounting Services/Administrator	U.S. Bancorp Fund Services, LLC	Manning & Napier Advisors, LLC
Transfer Agent	U.S. Bancorp Fund Services, LLC	BNY Mellon Investment Servicing (US) Inc.
Custodian	U.S. Bank N.A.	The Bank of New York Mellon
Auditor	Deloitte & Touche LLP	PricewaterhouseCoopers LLP

How do the Series’ dividend and distribution policies compare?

 Each Series generally pays dividends annually, and makes distributions of its net capital gains, if any, at least annually.

 For more information on these policies, please see the Acquired Series Prospectus and the section titled  “Additional Information about the Surviving Series.”

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How do the Series’ fundamental and non-fundamental investment policies compare?

       A comparison of the Series’ fundamental and non-fundamental investment policies is provided below. Fundamental investment policies may not be changed without shareholder approval, while non-fundamental policies may be changed without shareholder approval.

       The Surviving Series has adopted fundamental policies that generally limit its investments only as required by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, so as to avoid the need to seek shareholder approval to change a fundamental policy in connection with an amendment or new interpretation of such statute, rules or regulations. The Acquired Series’ fundamental policies do not always provide the same level of flexibility, but, as described below, any differences between the Series’ policies are not expected to materially impact the operations of the Surviving Series.

Fundamental Policies

		Rainier International Discovery Fund (Acquired Series)	Rainier International Discovery Series (Surviving Series)	Impact of Differences
Diversification
The Fund is diversified (i.e., as to 75% of the value of the  Fund’s total assets, no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities, securities of other investment companies, and cash and cash items)).

The Series may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
No material difference.
Concentration	invest
The Fund may not invest 25% or more of its total assets, calculated at time of purchase and taken at market value, in any one industry, other than U.S. Government securities (except that the Fund reserves the right to invest all of its assets in shares of another investment company).

The Series may not purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

Although only the Surviving Series’ policy excludes tax-exempt obligations of state or municipal governments and their political subdivisions from the industry concentration limitation, the difference between the policies is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to invest in tax-exempt obligations of state or municipal governments and their political subdivisions .

Borrowing and Senior Securities
The Fund may not issue senior securities, borrow money, or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding.

The Series may borrow money, except as prohibited under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Series may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in the Series’ SAI or as permitted by the 1940 Act, and any rule, regulation, or order of the SEC thereunder.

The Surviving Series is not subject to certain of the borrowing restrictions imposed by the Acquired Series’ policy; however, borrowings by the Surviving Series must still remain consistent with applicable law. The differences between the policies are not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to issue senior securities, borrow money (other than borrowings for temporary purposes in an amount not exceeding 10% of the value of its total assets), or pledge its assets, and does not expect to make investments while borrowings in excess of 5% of the value of its total assets are outstanding .

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Lending
The Fund may not make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements and except for securities loans to the extent described in the Fund’s SAI).

The Series may make loans, except as prohibited under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The difference between the policies is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to make loans that would not be permitted by the Acquired Series’ policy.

Commodities and Real Estate
The Fund may not purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts and interest rate futures contracts to the extent described in its prospectus or SAI and as permitted under applicable federal and state laws and regulations.

The Fund may not purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate).

The Series may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The Surviving Series’ fundamental commodities policy, along with its non-fundamental commodities policy, permits the Series to invest in a broader set of commodities than the Acquired Series, but the differences between the policies are not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to make investments in commodities that would not be permitted by the Acquired Series’ policy

There is no material difference between the Surviving Series’ fundamental and non-fundamental real estate policies, taken together, and the Acquired Series’ fundamental real estate policy.

Underwriting	The Fund may not act as an underwriter (except to the extent it may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).
The Series may act as an underwriter of securities of other issuers, except as prohibited under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

The difference between the policies is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to act as an underwriter (except to the extent it may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio).

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Short Sales	The Fund may not make short sales of securities or maintain a short position, except for short sales against the box.	None
The Surviving Series is not subject to the Acquired Series’ limitations on short sales, but the lack of such limitations is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to make short sales of securities, or maintain a short position, that would not be permitted by the Acquired Series’ policy.

Margin Purchases	The Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.	None
The Surviving Series is not subject to the Acquired Series' limitations on margin purchases, but the lack of such limitations is not expected to materially impact the operations of the Surviving Series, because, under normal conditions , the Series does not expect to make purchases of securities on margin that would not be permitted by the Acquired Series' policy.

Written Put and Call Options
The Fund may not write put or call options, except that the Fund reserves the right to write put or call options for hedging or other purposes as may be subsequently be described in its prospectus and permitted under applicable federal and state laws and regulations.

None
The Surviving Series is not subject to the Acquired Series’ limitations on writing put and call options, but the lack of such limitations is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to write put or call options for purposes that would not be permitted by the Acquired Series’ policy .

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Investment for the Purpose of Exercising Control or Management	The Fund may not make investments for the purpose of excercising control or management.	None
The Surviving Series is not subject to the Acquired Series' limitations on investments for the purpose of exercising control or management, but the lack of such limitations is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to make investements for the purpose of exercising control or management .

Oil, Gas and Mineral Investments	The Fund may not invest in oil and gas limited partnerships or oil, gas, or mineral leases.	None
The Surviving Series is not subject to the Acquired Series’ limitations on oil, gas and mineral investments, but the lack of such limitations is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to invest in oil and gas limited partnerships or oil, gas, or mineral leases.

 Non-Fundamental Policies

	Rainier International Discovery Fund (Acquired Series)	Rainier International Discovery Series (Surviving Series)	Impact of Differences
Illiquid Securities
The Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.
The Series may not purchase an investment if, as a result, more than 15% of its net assets would be invested in illiquid securities.
The Surviving Series’ policy does not delineate the types of securities that the Surviving Series will consider illiquid, but the difference between the policies is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to invest in securities with legal or contractual restrictions on resale, securities which are not readily marketable or repurchase agreements with more than seven days to maturity.

Investment Companies	The Fund may not invest its assets in securities of any investment company, except as permitted by the 1940 Act.
The Series may invest in securities issued by other investment companies, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
No material difference .

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Commodities and Real Estate	None
The Series may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities, and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.
The Series may not invest in unmarketable interests in real estate limited partnerships. The Series may not purchase or sell or invest directly in real estate unless acquired as a result of its ownership in securities or other investments and except pursuant to the exercise of its rights under loan agreements related to its investments or to the extent that its investments in senior loans or bank loans may be considered to be investments in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Series from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

See above discussion regarding impact of differences between the commodities and real estate fundamental policies.
Voting Securities
The Fund may not purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class) except that the Fund reserves the right to invest all of its assets in a class of voting securities of an investment company.
None
The Surviving Series is not subject to the Acquired Series’ limitations on investments in the voting securities of an issuer, but the lack of such limitations is not expected to materially impact the operations of the Surviving Series, because, under normal conditions, the Series does not expect to have a holding of more than 10% of any class of voting securities of an issuer that would not be permitted by the Acquired Series’ policy .

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How do the rights of the Series’ shareholders compare?

       The Acquired Series is a series of the Acquired Company, which is a Delaware statutory trust governed by the Delaware Statutory Trust Act (the “Delaware Act”) and the Acquired Company’s Agreement and Declaration of Trust and By-Laws, as amended. If the Reorganization is approved, the Acquired Series will reorganize into the Surviving Company, which is a Maryland corporation governed by the Maryland General Corporation Law (the “MGCL”) and the Surviving Company’s Articles of Incorporation, as amended and supplemented, and By-Laws, as amended.  Some of the key provisions of the Delaware Act, the MGCL and the Series’ governing instruments are summarized below.

	Rainier International Discovery Fund (Acquired Series)	Rainier International Discovery Series (Surviving Series)
Shareholder Liability
Shareholders of the trust are protected from liability under Delaware statutory law, which provides that shareholders of a Delaware statutory trust have the same limitation of personal liability as is extended to shareholders of a private corporation for profit incorporated in the state of Delaware.

In addition, any shareholder or former shareholder exposed to liability by reason of a claim or demand relating solely to his or her being or having been a shareholder of the trust, and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his or her heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable series to be held harmless from and indemnified against all loss and expense arising from such claim or demand.

Under the MGCL, shareholders of a Maryland corporation generally have no personal liability for debts or obligations of the corporation as a result of their status as shareholders.
Shareholder Meetings
The Declaration of Trust Instrument and By-Laws do not address annual shareholder meetings.

Shareholder meetings may be called by the trustees and shall be called by the trustees upon the written request of shareholders under certain circumstances.

The Surviving Company is not required to hold annual meetings. Special meetings of shareholders may be called for any purpose by the President, the Chairperson of the Board of Directors, or the Board of Directors of the Surviving Company, and shall be called by the Secretary of the Surviving Company upon receipt of the written request of shareholders holding at least 25% of the outstanding shares of the Surviving Company.

Quorum and Voting
Except as otherwise required by the 1940 Act or other applicable law, forty percent of the shares entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question.

Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

Except as otherwise required by the 1940 Act or other applicable law, one-third of the shares present in person or represented by proxy and entitled to vote at a shareholder meeting shall constitute a quorum and, if a quorum is present at any meeting, a majority of the shares voted decide any question.

Shareholders are entitled to one vote for each full share held, and a fractional vote for each fractional share held, and each series or class will vote separately on matters relating solely to it.

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Election of Board Members
Shareholders may elect Trustees by the vote of a plurality of votes cast at any shareholder meeting called for that purpose. To the extent permitted by the 1940 Act, a vacancy on the Board may be filled by a majority of the remaining Trustees, though less than a quorum, or by a sole remaining Trustee, unless the Board of Trustees calls a meeting of shareholders for the purposes of electing Trustees.

Directors of the Surviving Company serve for an indefinite term. The Board of Directors must consist of between three and fifteen members. A majority of the Directors may increase or decrease the size of the Board of Directors, but the tenure of a Directorship will not be affected by a decrease in the number of Directors.

Subject to the limits of the 1940 Act, vacancies due to an increase in the number of Directors may be filled by a vote of the majority of the entire Board of Directors, and vacancies in the Board of Directors other than by reason of an increase in the number of Directors may be filled by vote of a majority of the remaining Directors.

Removal of Board Members
Trustees may be removed by the vote of two-thirds of the outstanding shares of the Trust. Trustees may also be removed, with or without cause, by the vote of a majority of the Trustees then in office. The aggregate number of Trustees shall not be less than the number required by the Declaration of Trust.

Under the MGCL, the shareholders of a Maryland corporation generally can remove a Director, with or without cause, by vote of a majority of the outstanding shares. The Directors shall promptly call a meeting of the shareholders for the purpose of voting upon the question of removal of a Director upon receipt of the written request of shareholders holding at least 10% of the outstanding shares of the Surviving Company, and in that connection, the Directors will assist shareholder communications to the extent provided for in Section 16(c) under the 1940 Act.

Derivative Actions
In addition to the requirements set forth in Section 3816 of the Delaware Act, a shareholder may bring a derivative action on behalf of the trust only if permitted under applicable case law at the time of a particular derivative action.  The Delaware Act and that case law will establish any requirements or limitations with respect to shareholder derivative actions.

Under the MGCL, applicable case law at the time of a particular derivative action will establish any requirements or limitations with respect to shareholder derivative actions.

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Merger or Consolidation
The Trustees may cause (i) the Trust or one or more of its series to the extent consistent with applicable law to be merged into or consolidated with another Trust or company, (ii) the shares of the Trust or any series to be converted into beneficial interests in another business trust (or series thereof), or (iii) the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law. Such merger or consolidation, share conversion or share exchange must be authorized by vote of a majority of the outstanding shares of the Trust, as a whole, or any affected series, as may be applicable; provided that in all respects not governed by statute or applicable law, the Trustees shall have power to prescribe the procedure necessary or appropriate to accomplish a sale of assets, merger or consolidation including the power to create one or more separate business trusts to which all or any part of the assets, liabilities, profits or losses of the Trust may be transferred and to provide for the conversion of shares of the Trust or any series into beneficial interests in such separate business trust or trusts (or series thereof).

The Surviving Series may reorganize, consolidate or merge with one or more other series of the Surviving Company. Any such reorganization, consolidation or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Directors and entered into by the relevant series in connection therewith. In addition, such reorganization, consolidation or merger may be authorized by vote of a majority of the Directors and, to the extent permitted by applicable law, without the approval of shareholders of the Surviving Series.

Termination of Company
The Trust or any series thereof may be terminated at any time (i) by the vote of shareholders holding at least a majority of the shares entitled to vote or (ii) by the Trustees by written notice to shareholders.
Under the MGCL, a Maryland corporation having outstanding shares generally cannot be dissolved unless the dissolution is approved by vote of two-thirds of the outstanding shares of the corporation.
Amendments to Governing Instruments
The Declaration of Trust may be amended at any time by an instrument in writing signed by a majority of the then Trustees and, if required, by approval of such amendment by shareholders. Notwithstanding any other provision of the Declaration of Trust and without limiting the power of the Trustees to amend the Declaration of Trust as provided elsewhere in the Declaration of Trust, the Trustees shall have the power to amend the Declaration of Trust, at any time and from time to time, in such manner as the Trustees may determine in their sole discretion, without the need for shareholder action, so as to add to, delete, replace or otherwise modify any provisions relating to the shares contained in the Declaration of Trust, provided that before adopting any such amendment without shareholder approval the Trustees shall determine that it is consistent with the fair and equitable treatment of all shareholders or that shareholder approval is not otherwise required by the 1940 Act or other applicable law. If shares have been issued, shareholder approval shall be required to adopt any amendments to the Declaration of Trust which would adversely affect to a material degree the rights and preferences of the shares of any series (or class) or to increase or decrease the par value of the shares of any series (or class).

The Surviving Company’s Articles of Incorporation may generally only be amended by vote of a majority of the outstanding shares of the Surviving Company. The Board of Directors, however, may increase or decrease the number of shares of stock, or of any series or class of stock, of the Surviving Company without shareholder approval.

The Surviving Company’s By-Laws may be amended without shareholder approval.

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ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

The Plan of Reorganization

The terms and conditions under which the proposed transaction may be consummated are set forth in the Plan of Reorganization. Significant provisions of the Plan of Reorganization are summarized below; however, this summary is qualified in its entirety by reference to the Plan of Reorganization, a form of which is attached to this Proxy Statement/Prospectus as Appendix A.

The Plan of Reorganization provides for: (i) the transfer, as of the Closing Date, of all of the assets of the Acquired Series in exchange for shares of beneficial interest of the Surviving Series and the assumption by the Surviving Series of all of the Acquired Series’ liabilities; and (ii) the distribution of shares of the Surviving Series to shareholders of the Acquired Series, as provided for in the Plan of Reorganization. The Acquired Series will then be liquidated.

Each shareholder of Class A shares and Institutional Class shares of the Acquired Series will hold, immediately after the closing of the Reorganization, Class K shares and Class I shares, respectively, of the Surviving Series having an aggregate value equal to the aggregate value of the shares of the Acquired Series held by that shareholder immediately prior to the Reorganization.

The obligations of the Series under the Plan of Reorganization are subject to various conditions, including approval of the shareholders of the Acquired Series and each Series’ receipt of an opinion from the law firm of Morgan, Lewis & Bockius LLP to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The Plan of Reorganization also requires that each of the Series take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Plan of Reorganization. The Plan of Reorganization may be terminated by mutual agreement of the parties or by one party on certain grounds.

Expenses of the Reorganization

The Acquired Series will pay (i) one-half of the costs associated with printing and distributing this Proxy Statement/Prospectus and related materials, soliciting shareholder votes, and holding the Special Meeting (including any adjournments thereof), and (ii) all of the legal fees that the Acquired Series incurs in connection with the Reorganization. All other expenses of the Reorganization will be paid by MNA. The expenses of the Reorganization are estimated to be approximately $265,000, of which approximately $75,000 is expected to be paid by the Acquired Series.

Tax Considerations

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, pursuant to this treatment, neither the Acquired Series nor its shareholders, nor the Surviving Series nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Plan of Reorganization.

As a condition to each Series’ obligation to consummate the Reorganization, the Series will receive a favorable tax opinion from Morgan, Lewis & Bockius LLP, counsel to the Surviving Series (which opinion will be subject to certain qualifications), satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for federal income tax purposes:

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(i)             the acquisition by the Surviving Series of the assets of the Acquired Series in exchange for the assumption by the Surviving Series of the liabilities of the Acquired Series and the issuance of shares of the Surviving Series, followed by the distribution by the Acquired Series to its shareholders of such shares of the Surviving Series in exchange for their shares of the Acquired Series in complete liquidation of the Acquired Series, all pursuant to the Plan of Reorganization, will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Series and the Surviving Series will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(ii)          under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Acquired Series upon the transfer of its assets to the Surviving Series pursuant to the Plan of Reorganization solely in exchange for shares of the Surviving Series and the assumption of the Acquired Series’ liabilities by the Surviving Series and upon the distribution of shares of the Surviving Series by the Acquired Series to its shareholders in liquidation of the Acquired Series;

(iii)       under Section 1032 of the Code, no gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Acquired Series solely in exchange for the assumption by the Surviving Series of the liabilities of the Acquired Series and issuance of shares of the Surviving Series;

(iv)      under Section 362(b) of the Code, the tax basis of the assets of the Acquired Series acquired by the Surviving Series pursuant to the Plan of Reorganization will be the same as the tax basis of such assets in the hands of the Acquired Series immediately prior to the transfer;

(v)         under Section 1223(2) of the Code, the holding periods of the assets of the Acquired Series in the hands of the Surviving Series will include the periods during which such assets were held by the Acquired Series;

(vi)      under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Acquired Series upon the exchange of all of their shares of the Acquired Series for shares of the Surviving Series (including fractional shares to which they may be entitled);

(vii)   under Section 358 of the Code, the aggregate tax basis of the shares of the Surviving Series to be received by each shareholder of the Acquired Series pursuant to the Plan of Reorganization (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Series shares exchanged therefor;

(viii) under Section 1223(1) of the Code, an Acquired Series shareholder’s holding period for the shares of the Surviving Series (including fractional shares to which they may be entitled) to be received pursuant to the Plan of Reorganization will include the period during which Acquired Series shares exchanged therefore were held, provided that the shareholder held those Acquired Series shares as capital assets on the date of the exchange;

(ix)      The Surviving Series will succeed to and take into account the items of the Acquired Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder.

       No opinion will be expressed as to the effect of the Reorganization on the Acquired Series, the Surviving Series or any shareholder of the Acquired Series with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

The Surviving Series will file the tax opinion with the SEC shortly after completion of the Reorganization. The opinion will be based on certain factual certifications made by officers of the Acquired Series and the Surviving Series and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the Internal Revenue Service will agree with the opinion. If the Reorganization were consummated but did not qualify as a tax-free reorganization, the Acquired Series shareholders would recognize a taxable gain or loss equal to the difference between their tax basis in their Acquired Series shares and the fair market value of the shares of the Surviving Series received.

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The ability of the Surviving Series to carry forward capital losses (if any) of the Acquired Series and to use such losses to offset future gains is not expected to be limited as a result of the Reorganization. If any of the Acquired Series’ holdings are sold in connection with the Reorganization, any capital gains recognized in such sales will be distributed to shareholders during or with respect to the year of sale, and such distributions will be taxable to shareholders. This description of the federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisers as to the specific consequences to them of the Reorganization in light of their individual circumstances, and as to the applicability and effect of state, local, non-U.S., and other tax laws.

Capitalization

       The following table shows the capitalization of the Acquired Series as of March 31, 2017 and of the Surviving Series on a pro forma combined basis (unaudited) as of March 31, 2017, giving effect to the Reorganization. The following is an example of the number of shares of the Surviving Series that would be exchanged for the shares of the Acquired Series if the Reorganization was consummated on March 31, 2017, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization occurred on the Closing Date.

       The capitalizations of the Acquired Series and the Surviving Series are likely to be different on the Closing Date as a result of daily share purchase, redemption, and market activity.

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Rainier International Discovery Fund (Acquired Series) — Class A	$78,259,513	4,760,765	$16.44
Rainier International Discovery Series (Surviving Series) - Class K	--	--	--
Adjustments	$(22,331)[1]	--	$(0.01)
Rainier International Discovery Series (Surviving Series) — Class K (pro forma)	$78,237,182	4,760,765	$16.43

Rainier International Discovery Fund (Acquired Series) — Institutional Class	$114,487,242	6,906,944	$16.58
Rainier International Discovery Series (Surviving Series) - Class I	--	--	--
Adjustments	$(32,669)[1]	--	$(0.01)
Rainier International Discovery Series (Surviving Series) — Class I (pro forma)	$114,454,573	6,906,944	$16.57

1 Pro Forma adjustments reflect one-time merger costs of $55,000 expected to be borne by the Acquired Series subsequent to March 31, 2017 .

What is the Acquired Series Board’s recommendation?

At a meeting held on March 1, 2017, after consideration of such factors and information it considered relevant (see below), the Acquired Series Board, including a majority of the Trustees who are not “interested persons,” as defined by the 1940 Act (the “Independent Trustees”), approved the Plan of Reorganization and voted to recommend to shareholders that they approve the Plan of Reorganization. The Acquired Series Board is therefore recommending that Acquired Series shareholders vote FOR the Plan of Reorganization.

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What factors did the Acquired Series Board consider?

On March 1, 2017, the Acquired Series Board met with representatives of Rainier and with representatives of MNA to discuss the Reorganization. Rainier advised the Acquired Series Board that the Reorganization is being proposed in order to enhance the distribution opportunities for the Acquired Series potentially resulting in a larger, more viable fund with the potential for greater diversification and investment opportunities. In addition, Rainier advised the Acquired Series Board that the Surviving Series’ superior distribution capabilities would provide shareholders with the greater potential to experience economies and efficiencies associated with the orderly growth of assets. In addition, Rainier represented that the Reorganization would provide Acquired Series shareholders with additional opportunities to pursue their asset allocation strategies by gaining exchangeability across the Surviving Series family of funds. Rainier also advised the Acquired Series Board that the Acquired Series and its shareholders would benefit from being positioned alongside the existing funds offered by the Surviving Company.

Rainier represented that the management fee and contractual expense cap for the Surviving Series will be lower than those of the Acquired Series, and that, based on current asset levels, the other expenses of the Surviving Series are expected to be lower than those of the Acquired Series.

Rainier advised the Acquired Series Board that the Reorganization is intended to be a tax-free reorganization under the Code for the Acquired Series, its shareholders and the Surviving Series. Rainier represented to the Acquired Series Board that it believes a tax-free Reorganization under the Code would be a preferable tax result for shareholders as compared to the possible alternative of a liquidation of the Acquired Series.

Rainier also represented that the Surviving Series will be managed in materially the same manner as the Acquired Series, that the principal investment strategies and risks of the Series will be materially the same, and that the investment objectives of the Series will be the same. Finally, Rainier represented that the majority of the expenses of the Reorganization would be paid by MNA, as further described below.

In light of the above information, representations and considerations, in considering the proposed Reorganization, the Acquired Series Board, advised by counsel, took into account a number of factors, including, but not limited to:

1.	The continuity of retaining the portfolio manager responsible for the day-to-day management activities of the Acquired Series.

Henrik Strabo, who has established a strong track record managing the Acquired Series since its inception in 2012, would continue being primarily responsible for the day-to-day management of the portfolio without any interruption in his management of that pool of assets for shareholders.

2.	The preservation of the Acquired Series’ investment objective and principal investment strategies.

The Surviving Series is designed to be the successor to the Acquired Series.  As a result, in addition to being managed by the same portfolio manager, the Acquired Series Board noted that the Surviving Series will continue to seek long-term capital appreciation for its shareholders in a manner that does not differ materially from the Acquired Series’ existing investment strategy.

3.	Lower advisory fees and net total operating expenses.

The Acquired Series Board considered that the advisory fee rate and contractual expense cap for the Surviving Series will be lower than those of the Acquired Series, and that, based on current asset levels, the other expenses of the Surviving Series are expected to be lower than those of the Acquired Series, which will have the effect of lowering overall expenses.

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4.	Strong distribution capabilities and potential economies of scale.

The Acquired Series Board noted that MNA and its affiliates have demonstrated their successful distribution capabilities for mutual funds.  These distribution capabilities may have the potential to help the Surviving Series to experience asset growth, which may provide the Surviving Series with opportunities to realize greater operating efficiencies as a result of the economies of scale that may be available to a larger fund, and which could lead to lower total operating expenses over time.  There can be no guarantee, however, that these potentials will be achieved.

5.	Tax-Free Reorganization.

The Acquired Series Board noted that the Reorganization is expected to qualify as a “reorganization” within the meaning of Section 368 of the Code, and, therefore, shareholders generally will not recognize gain or loss for federal income tax purposes on the exchange of shares of the Acquired Series for shares of the Surviving Series.

6.	Shareholders can redeem their shares.

The Acquired Series Board noted that shareholders who do not wish to become shareholders of the Surviving Series may redeem their shares from the Acquired Series at any time before the Reorganization without the imposition of any redemption fee.

7.	MNA to pay the majority of the expenses of the Reorganization.

     The Acquired Series Board took into consideration the agreement of MNA to pay all of the expenses of the Reorganization, other than the following expenses that will be paid by the Acquired Series: (i),one-half of the costs associated with printing and distributing the Proxy Statement/Prospectus and related materials, soliciting shareholder votes, and holding the Special Meeting (including any adjournments thereof), and (ii) all of the legal fees that the Acquired Series incurs in connection with the Reorganization.  The Acquired Series Board was informed that no sales charge, commission, redemption fee or other transactional fee will be charged to shareholders as a result of the Reorganization.

8.	The Surviving Series will assume the performance of the Acquired Series.

    As part of the Reorganization, the Acquired Series will be reorganized into the Surviving Series, which was created specifically to receive the assets and assume the liabilities of the Acquired Series.  The Acquired Series will be the accounting survivor of the Reorganization, and the Surviving Series will assume the performance history of the Acquired Series at the closing of the Reorganization.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Acquired Series Board, when considering the totality of the information presented, the Acquired Series Board, including a majority of its Independent Trustees, determined that the Reorganization would be in the best interests of the Acquired Series and its shareholders. In addition, the Acquired Series Board determined that the interests of the shareholders of the Acquired Series would not be diluted as a result of the Reorganization.

What is the required vote?

Approval of the Plan of Reorganization requires the affirmative vote of the lesser of (i) 67% or more of the voting securities present at the meeting, provided that more than 50% of the voting securities are present in person or represented by proxy at the Special Meeting, or (ii) a majority of the shares entitled to vote. All shareholders will vote together as a single class.

What happens if shareholders do not approve the Reorganization?

If shareholders do not approve the Reorganization, the Acquired Series Board will determine what additional action, if any, should be taken, which may include liquidation of the Acquired Series.

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GENERAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Who is asking for my vote?

The Acquired Series Board is soliciting your vote for a special meeting of Acquired Series shareholders.

How is my proxy being solicited and what is the anticipated cost of the solicitation?

The Acquired Series has retained AST Fund Solutions (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of approximately $60,000.  Pursuant to this arrangement, the Solicitor has agreed to manage the proxy mailing and solicitation process, and to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the Proposal. The Acquired Series and MNA will each pay one-half of the solicitation costs. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Acquired Series believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name and address, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the Proposal, and ask for the shareholder’s instructions on the Proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement/Prospectus. The Solicitor’s representative will record the shareholder’s instructions. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at 866-796-1288. In addition to solicitation by mail, certain officers and representatives of the Acquired Series, officers and employees of Rainier, MNA or their affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, by e-mail, or in-person.

What happens to my proxy once I submit it?

The Acquired Series Board has named Michele Mosca and Elisa Enns or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Series shares as directed by shareholders.

Can I revoke my proxy after I submit it?

       You may revoke a proxy at any time prior to its use by submitting a written notice of revocation or a duly executed proxy bearing a later date. In addition, you may attend the Special Meeting in person and vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, if your shares are held through a broker-dealer or other financial intermediary, you will need to obtain a “legal proxy” from them in order to vote your shares at the Special Meeting.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the Proposal, your proxies will vote on the Proposal as recommended by the Acquired Series Board. If any other matter is properly presented at the Special Meeting, your proxies will vote in their discretion in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Acquired Series Board knew of no matter to be acted upon at the Special Meeting other than the Proposal.

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ADDITIONAL INFORMATION ABOUT THE PROXY STATEMENT/PROSPECTUS

Quorum and Tabulation

Each shareholder of the Acquired Series is entitled to one vote for each share held, and a proportionate fractional vote for each fractional share held. Forty percent of the outstanding shares of the Acquired Series, present at the Special Meeting in person or by proxy, constitute a quorum for the transaction of business at the Special Meeting.

Adjournments

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the Proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Except when a quorum is not present at the Special Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Special Meeting or represented by proxy. The persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the Reorganization in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the Reorganization against such an adjournment.

Solicitation of votes may continue to be made without any obligation to provide any additional notice of the adjournment other than announcement at the Special Meeting or any adjournment or postponement thereof.

Broker Non-Votes and Abstentions

       For purposes of determining the presence of a quorum, abstentions or broker non-votes will be counted as present; however, they will have the effect of a vote AGAINST the approval of the Reorganization, because an absolute percentage of affirmative votes is required to approve the Reorganization.

As used above, “broker non-votes” relate to shares that are held of record by a broker-dealer for a beneficial owner who has not given instructions to such broker-dealer. Pursuant to certain rules promulgated by the New York Stock Exchange LLC that govern the voting by such broker-dealers, a broker-dealer holding shares of record for a beneficial owner may not exercise discretionary voting power with respect to certain non-routine matters, such as the proposal to approve the Reorganization.

The Acquired Series may request that selected brokers or nominees, in their discretion, submit broker non-votes if doing so is necessary to obtain a quorum.

Abstentions and broker non-votes will not be counted FOR or AGAINST any proposal to adjourn.

How many shares are outstanding?

As of the Record Date, the following shares of beneficial interest of the Acquired Series were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	xx
Institutional Class	xx
Total	xx

All shareholders of the Acquired Series will vote together as a single class. The Trustees and officers of the Acquired Series, as a group, owned approximately xx.xx% of the Acquired Series as of the Record Date.

Appendix C hereto lists the persons that, as of the Record Date owned beneficially or of record 5% or more of the outstanding shares of any class of the Acquired Series. Persons who beneficially own more than 25% of the Acquired Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. Shareholders controlling the Series may have a significant impact on any shareholder vote of the Series.

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Do dissenting shareholders have rights of appraisal?

   If the Reorganization is approved at the Special Meeting, Acquired Series shareholders will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Acquired Series, however, have the right to redeem their shares at net asset value until the Closing Date. After the Reorganization, Acquired Series shareholders will hold shares of the Surviving Series, which may also be redeemed at net asset value.

Can shareholders submit proposals for a future shareholder meeting?

The Acquired Series is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required by law. Any shareholder who wishes to submit a proposal for consideration at a subsequent shareholder meeting should send the written proposal to the Acquired Series within a reasonable time before the proxy statement for that meeting is printed and mailed. Whether a shareholder proposal is included in a proxy statement will be determined in accordance with applicable federal and state laws.

In order that the presence of a quorum at the Special Meeting may be assured, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

By order of the Board of Trustees

Michele T. Mosca
President
[date]

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ADDITIONAL INFORMATION ABOUT THE SURVIVING SERIES

More Information About the Series’ Principal Investments
Equity securities — Equity securities are primarily common stocks of non-U.S. companies.

Foreign securities — Foreign securities include foreign stocks and depository receipts and other U.S. dollar and non-U.S. dollar denominated securities of foreign issuers, including those in emerging markets. Depository receipts are securities listed and traded on U.S. and non-U.S. exchanges that represent ownership interests in securities of foreign companies. Depository receipts are subject to many of the risks associated with investing directly in foreign securities, which are described below.

Preferred stock — Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

Convertible securities — A convertible security is a bond, debenture, note, preferred stock or other security that may be converted or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock.

Warrants and rights — Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares.

Real estate companies — Real estate companies (including REITs) are companies — trusts in the case of REITs — that invest primarily in commercial real estate or real estate-related loans. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs.

Exchange-traded funds (ETFs) — ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index.

Participatory notes — Participatory notes (P-Notes) are derivative instruments issued by banks or broker-dealers designed to replicate equity exposure in certain foreign markets where direct investment is either impossible or difficult due to local investment restrictions.

Money market instruments — Money market instruments are money market fund shares or high-quality debt obligations maturing in one year or less from the date of purchase.  These include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  Rainier considers obligations that have been rated at least A-1 by S&P or Prime-1 by Moody’s, have an outstanding issue of debt securities rated at least A by S&P or Moody’s, or are of comparable quality to be “high-quality.”

More Information About the Series’ Principal Risks
Management risk — The investment performance of the Series depends largely on the skill of key personnel and investment professionals of Rainier. Rainier will apply investment techniques and risk analyses in making investment decisions for the Series and there can be no guarantee that these will produce the desired results. The Series’ investment strategies permit investments to be made in a broad range of issuers, securities and transactions. Within these parameters, Rainier will make investment decisions for the Series as it deems appropriate. No assurance can be given that the Series will be successful in obtaining suitable investments, or that if such investments are made, the objectives of the Series will be achieved.

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Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

Foreign securities risk — Investments in securities of foreign issuers involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. The securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. The securities of foreign companies may also experience more rapid or extreme changes in value than securities of U.S. companies because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. There also is the risk that the cost of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions. During any period when foreign securities underperform other types of investments — U.S. securities, for instance — the performance of the Series may lag these investments. The Series’ investments in foreign securities may be subject to foreign withholding and other taxes. Although in some countries all or a portion of these taxes are recoverable, the non-recovered portion will reduce the income received by the Series. In addition, the Series’ investments in foreign securities may increase or accelerate the Series’ recognition of ordinary income or may affect the timing or amount of the Series’ distributions.

Emerging markets risk — Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Series' investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Currency risk — Investments in securities denominated in, and/or receiving revenues in, foreign currencies will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the security would be adversely affected. Currencies in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates; intervention by U.S. or foreign governments, central banks or supranational agencies, such as the International Monetary Fund; or by the imposition of currency controls or other political developments in the U.S. or abroad.

Small- and mid-cap risk — Small- and mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small- and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. The securities of smaller companies are often traded in the over-the-counter market and, even if listed on a national securities exchange, the trading market (i.e., the volume of trades on any given day) for such securities may be less active than larger companies listed on that exchange. Consequently, the securities of these companies may be less liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies. As a result, the prices of smaller companies owned by the Series may be volatile.

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Preferred stock risk — Preferred stocks are sensitive to interest rate changes, and are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of the Series’ investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk similar to fixed income securities.

Convertible securities risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and warrants risk — Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Risks of initial public offerings — The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Series to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. When the Series' asset base is small, a significant portion of its performance could be attributable to investments in IPOs because such investments would have a magnified effect on the Series. As the Series' assets grow, the effect of the Series' investments in IPOs on the Series' performance probably will decline, which could reduce the Series' performance. Because of the price volatility of IPO shares, the Series may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Series' portfolio and lead to increased expenses to the Series, such as commission and transaction costs. By selling IPO shares, the Series may realize taxable gains it will subsequently distribute to shareholders.

Real estate investment risk — Real estate securities are subject to the risks associated with the direct ownership of real estate, including, among others, declines in the value of real estate; risks related to general and local economic conditions; lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates.

Risks related to real estate companies — The following risks may apply to all real estate companies (RECs) or specifically to real estate investment trusts (REITs):
•	Investments in RECs are subject to the risks associated with the direct ownership of real estate, which are described above.
•	RECs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type.
•	RECs are subject to heavy cash flow dependency and defaults by borrowers.
•
REITs could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code, or to maintain their exemptions from registration under the Investment Company Act of 1940 (1940 Act). The failure of a company to qualify as a REIT under federal tax law or to maintain its exemption from registration under the 1940 Act may have adverse consequences.

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•
In the event of a default by a borrower or lessee, a REC may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

•	RECs have their own expenses, and the Series will bear a proportionate share of those expenses.
•	RECs may be affected by changes in the value of the underlying properties in their portfolios. Mortgage REITs may also be affected by the credit quality of any loans in their portfolios.
•	REITs are subject to substantial dividend requirements which may result in a need to raise additional capital or face self-liquidation.

Risks related to ETFs — ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Series invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Participatory notes risk — Participatory notes (P-Notes) are derivatives that are generally traded over-the-counter and constitute general unsecured contractual obligations of the banks and broker-dealers that issue them. Generally, these banks and broker-dealers buy securities listed on certain foreign exchanges and then issue P-Notes which are designed to replicate the performance of certain issuers and markets. The performance results of P-Notes will not correlate exactly to the performance of the issuers or markets that they seek to replicate due to transaction costs and other expenses. The holder of a P-Note typically does not receive voting or other rights as it would if it directly owned the underlying security, but is subject to the same risks of investing directly in the underlying security.

“Growth” investing risk — Growth stocks can be volatile for several reasons. Since those companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may be more expensive relative to their earnings or assets compared to value or other stocks. During any period when growth stocks underperform other types of investments — value stocks, for instance — the performance of the Series may lag these investments or the broader equity market as a whole.

“Value” investing risk — A "value" style of investing could cause the Series to suffer losses or produce poor performance relative to other funds, even in a rising market, if Rainier's assessment of market conditions or a company's value or prospects for exceeding earnings expectations is inaccurate. In addition, "value stocks" can continue to be undervalued by the market for long periods of time. During any period when value stocks underperform other types of investments -growth stocks, for instance -the performance of the Series may lag these investments or the broader equity market as a whole.

Portfolio turnover risk — The Series is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Series. Shareholders may pay tax on such capital gains.

Money market instruments risk — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund's portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Series from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Series redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Series from redeeming shares when it would otherwise do so. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

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Sector focus risk — To the extent the Series focuses or concentrates its investments in a particular sector or sectors, the Series will be more susceptible to events or factors affecting companies in those sectors. For example, the values of securities of companies in the same sector may be negatively affected by the common characteristics they share, the common business risks to which they are subject, common regulatory burdens, or regulatory changes that affect them similarly. Such characteristics, risks, burdens or changes include, but are not limited to, changes in governmental regulation, inflation or deflation, rising or falling interest rates, competition from new entrants, and other economic, market or political developments specific to the particular sector or sectors.

Liquidity risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Series' investments in illiquid securities may reduce the returns of the Series because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and NAV. These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

Defensive Investing
The Series may depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. During such times, the Series may invest up to 100% of its assets in cash, cash equivalents or other high quality short-term investments. If the Series takes a temporary defensive position, it may be unable to achieve its investment goal.

Investment Strategy and Goal
The Series’ Board of Directors may change the Series’ investment goal of seeking long-term capital appreciation without obtaining the approval of the Series’ shareholders. If there is a material change in the Series’ investment goal, shareholders will be notified thirty days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs. The Series may not succeed in achieving its goal.

Management

The Advisor
The Series’ advisor is Manning & Napier Advisors, LLC, 290 Woodcliff Drive, Fairport, New York 14450 (Manning & Napier or the Advisor). Manning & Napier is registered as an investment advisor with the SEC. The Advisor has claimed an exclusion from the definition of the term “commodity pool operator” (CPO) under the Commodity Exchange Act (CEA) with respect to the Series. Therefore, the Series is not subject to registration or regulation under the CEA. The Advisor has registered as a CPO with respect to certain products not included in this prospectus.

As of [date], Manning & Napier managed $[xx] billion for individual and institutional investors. The Advisor is responsible for the day-to-day portfolio management of the Series and generally oversees the Series’ overall business affairs, service providers and officers. In addition, the Advisor oversees Rainier to ensure its compliance with the investment objective, policies, strategies, and restrictions of the Series, and monitors Rainier's adherence to its investment style .

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The Sub-Advisor
The Series’ sub-advisor is Rainier Investment Management, LLC, 601 Union Street, Suite 3525, Seattle, Washington 98101 (Rainier or the Sub-Advisor). Rainier is registered as an investment advisor with the SEC. Manning & Napier Group, LLC (of which the Advisor is a subsidiary) is the majority owner of Rainier.

As of [date], Rainier managed $[xx] billion for individual and institutional investors. Rainier formulates and implements an investment program for the Series, which includes determining which securities should be bought and sold.

 Portfolio Manager

Henrik Strabo, Head of International Investments at Rainier
Joined Rainier in 2011. Head of International Investments since 2011. Portfolio manager of the Series since its inception in 2017, and portfolio manager of the Acquired Series since its inception in 2012. Mr. Strabo is primarily responsible for the day-to-day management of the Series.

The Statement of Additional Information (SAI) contains additional information about the Series’ portfolio manager, including the structure of his compensation, his role in managing other accounts, and his ownership of securities in the Series.

Management Fees
In return for the services it provides to the Series, the Advisor receives an annual management fee of 0.90% of the Series’ average daily net assets, which is computed daily and payable monthly by the Series. The Advisor has contractually agreed to limit the Series’ total direct annual fund operating expenses, exclusive of distribution and service (12b-1) fees, to 1.15% of the average daily net assets of the Series. This contractual waiver will remain in effect at least until February 28, 2019 and may be extended. The contractual management fee and contractual expense limitation for the Acquired Series were 1.00% and 1.25%, respectively. Due to fee waivers and expense reimbursements, Rainier received a management fee of 0.89% for the fiscal year ended March 31, 2017 for the advisory services it provided to the Acquired Series.

In return for the services it provides to the Series, the Sub-Advisor receives an annual management fee of 0.70% of the Series’ average daily net assets, which is computed daily and payable monthly by the Advisor out of the management fee the Advisor receives from the Series.

A discussion regarding the basis for the Board of Directors’ approval of the Series’ investment advisory agreement and investment sub-advisory agreement will be available in the Series’ annual report dated October 31, 2017, which will cover the period from the Series’ inception through October 31, 2017.

The Distributor
The Series’ shares are offered on a continuous basis through the Fund’s principal underwriter, Manning & Napier Investor Services, Inc. (the Distributor).

Payments to Broker-Dealers and Other Financial Intermediaries

Distribution and Shareholder Services Fees
Class K shares of the Series are subject to an annual distribution and shareholder services fee (a Distribution and Shareholder Services Fee) of up to 0.25% of the Class’s average daily net assets in accordance with a distribution and shareholder services plan (the Distribution and Shareholder Services Plan) adopted by the Fund’s Board of Directors pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class K shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K shares of the Series. Generally, the Distribution and Shareholder Services Fee will not be retained by the Distributor but will instead be reallowed to financial intermediaries who provide these services.

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Expenses and services for which the Distributor or another intermediary or agent may be compensated include, without limitation, expenses (including overhead and telephone expenses) of, and compensation to, employees of the Distributor or of intermediaries who engage in distribution or servicing of Class K shares, printing of prospectuses and reports for other than existing Class K shareholders, advertising, preparing, printing and distributing sales literature and forwarding communications from the Fund to such persons. The Distribution and Shareholder Services Plan is of the type known as a “compensation” plan. This means that the fees are payable to compensate the Distributor or intermediary for services rendered even if the amount paid exceeds the Distributor’s or intermediary’s expenses. Because these fees are paid out of the Series’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

Class I shares of the Series are not subject to a Distribution and Shareholder Services Fee.

Other Payments by the Fund
The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Payments by the Advisor and/or its Affiliates
The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any payments made to financial intermediaries by the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary.

 The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or its shareholders. Such payments may provide an incentive for the financial intermediary to make shares of a Series available to its customers and may allow a Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend the Series over another investment.

Choosing a Share Class
The Series offers three classes of shares: Class K, Class I and Class R6 shares. Only Class K and Class I shares are offered in this prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class I and Class K shares. Contact your financial intermediary or the Fund for more information about the Series’ share classes and how to choose among them.
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CLASS NAME	ELIGIBLE INVESTORS	INVESTMENT MINIMUMS	DISTRIBUTION AND SHAREHOLDER SERVICES FEE
Class K	Employee benefit plans and individual or institutional investors.	Initial – $2,000 Minimum Balance Requirement – $1,000	0.25%
Class I	Institutions, such as investment companies, foundations, endowments, banks, trusts and corporate capital and cash management accounts, employee benefit plans; and individual investors.	Initial – $1,000,000 Minimum Balance Requirement – $1,000,000	None

The minimum initial investment and minimum balance requirement for the Class K shares are waived for certain qualified retirement plans and participants in an automatic investment program who invest at least $1,000 in a 12-month period. The minimum initial investment and minimum balance requirement for the Class I shares are waived for certain qualified retirement plans. The Fund reserves the right to change or waive a Class’s investment minimums in its sole discretion.

Shares of each Class are available for direct investment from the Fund or through certain financial intermediaries that have entered into an agreement with the Fund’s Distributor. Financial intermediaries include financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you are purchasing your shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

If you purchase your shares through an intermediary, your financial intermediary may impose different or additional conditions than the Series on purchases, redemptions and exchanges of shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, and trading restrictions. Your financial intermediary may independently establish and charge you fees, which may include commissions, transaction fees, and account fees, in addition to the fees charged by the Series. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your financial intermediary directly for information regarding these conditions and fees. The Series is not responsible for the failure of your financial intermediary to carry out its responsibilities.

You or your financial intermediary may request that the shares in your account be converted to another share class with lower total expenses if you meet the eligibility requirements of the other share class. In addition, certain financial intermediaries have arranged for the Fund to automatically implement such conversions in specified circumstances for shares held through the financial intermediary or in an account established directly with the Fund through the financial intermediary.

The Fund reserves the right to determine which potential investors qualify as eligible investors for each share class. Shares of a class held by a non-eligible investor are subject to involuntary redemption by the Fund.

If your account no longer meets the minimum balance requirement for a share class, the Fund may automatically convert the shares in the account to another share class or redeem your shares, as appropriate. The Fund will notify you in writing before any mandatory conversion or redemption occurs.

How to Buy, Exchange, and Redeem Shares

Actions by Authorized Representative
Shareholders who establish an account directly with the Fund through a financial intermediary have authorized the registered representative of such intermediary indicated on the account application or subsequent documentation to perform transactions in the Series’ shares and certain account maintenances on behalf of the shareholders.

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How to Obtain Forms
You can obtain the forms referenced in the following sections by going to the Fund’s website at www.manning-napier.com/fundapps or by calling 1-800-466-3863.

How to Buy Shares
Shareholders holding shares through a financial intermediary should contact their intermediary to learn how to place orders to buy shares. Shareholders holding shares directly with the Fund may purchase shares directly from the Fund, as described below.

The initial minimum investment for the Series’ Class K shares is $2,000. The initial minimum investment for the Series’ Class I shares is $1,000,000. The Class K shares investment minimum is waived for certain qualified retirement plans and participants in an automatic investment program who invest at least $1,000 in a 12-month period. The Class I shares investment minimum is waived for certain qualified retirement plans. Employees of the Advisor or its affiliates may invest in the Series’ Class K shares with a minimum initial investment of $250.

The Fund reserves the right to change or waive the Series’ investment minimums in its sole discretion. The Fund also reserves the right to reject purchase orders or to stop offering its shares without notice to shareholders. The Fund does not generally accept investments by non-U.S. persons or certain U.S. persons living outside the U.S. Such persons may be permitted to invest in the Fund under certain limited circumstances.

Check Acceptance Policy
The Fund reserves the right to reject certain forms of payment for share purchases. Investments that are received in an unacceptable form will be returned. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks or money orders.

The Fund will not accept a P.O. Box as a primary address. A physical address must be used. A P.O. Box may be used as a mailing address only. Shareholder information is subject to independent identity verification and may be shared, as permitted by law and the Fund’s Privacy Policy, for identifying and reporting suspected money laundering and terrorist activity. Please review your account application for additional information.

By Mail
Opening an account
• Send a check payable to Manning & Napier Fund, Inc., with the completed original account application The address is: Manning & Napier Fund, Inc. P.O. Box 9845 Providence, RI 02940-8045

• To request an account application, refer to the section How to Obtain Forms.

Adding to an account
• Send a check payable to Manning & Napier Fund, Inc. and a letter of instruction with the name of the Series and share class to be purchased and the account name and number to the above address.

By Wire
Opening or adding to an account
• After the Fund has received your completed account application, you may wire funds to open or add shares to your account. Before sending a wire, call 1-800-466-3863 for wire instructions.

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By Telephone
Adding to an Account
•
You may use the Telephone Purchase feature to add to an existing account. To use this service, call1-800-466-3863 to request a debit from your pre-authorized checking account. Your bank must be a member of the Automated Clearing House (ACH) to use this feature. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your call that both the NYSE and banks are open).

Through the Internet
Adding to an Account
•
If you are a registered user of the Fund’s website, you may use the Internet to add to an existing account by requesting a debit from your bank account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any purchases made through this feature will be posted to your account at the NAV calculated when your purchase request is determined to be in good order (generally on the next business day after your order that both the NYSE and banks are open).

Automatic Investment Plan
You may participate in the Automatic Investment Plan by completing the applicable section of the account application or by completing the appropriate section of the form titled “Account Maintenance Form – Financial EFT Bank Change”. Through the plan, you can authorize transfers of a specified amount from your bank account into the Series on a regular basis. The minimum amount of each investment is $25. If you have insufficient funds in your account to complete a transfer, your bank may charge you a fee. To request an account application or form, refer to the section How to Obtain Forms.

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How to Exchange Shares
Subject to the conditions discussed in the “Excessive Trading” section below, shareholders may exchange shares of the Series for a class of shares of any other Series of the Fund currently available for investment if the registration of both accounts is identical and the exchange order and shareholder meet the minimum investment and other requirements for the Series and class into which they are exchanging. Please read the prospectus of the Series into which you wish to exchange prior to requesting the exchange. The Fund may alter, limit or suspend its exchange privilege on 60 days’ notice.

The Fund’s exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund’s policy on excessive trading, see “Excessive Trading.”

An exchange involves a redemption of shares surrendered in the exchange, and therefore it may cause the shareholder to realize a gain that may be subject to income tax. However, an exchange between share classes in the same Series is not reported as a taxable sale.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place orders to exchange shares. Shareholders holding shares directly with the Fund may exchange shares directly with the Fund, as described below.

By Mail
•
Send a letter of instruction or a completed “Fund Exchange Request Form” to Manning & Napier Fund, Inc., at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear on the account registration.

•	Provide the name of the current Series and class of shares, the Series and class of shares to exchange into, and the dollar amount to be exchanged.
•	Provide the account number.

By Telephone
•	Unless you have declined telephone privileges, call the Fund at 1-800-466-3863.
•	Provide the name of the current Series and class of shares, the Series and class of shares to exchange into, and the dollar amount to be exchanged.
•	Provide the account number.
•	We will ask for identification, and all telephone calls are recorded.

Through the Internet
•
If you are a registered user of the Fund’s website, you may use the Internet to exchange shares between Series. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts. Any exchanges made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

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How to Redeem Shares
The Fund typically expects to pay out redemption proceeds to redeeming shareholders within one business day following receipt of shareholder redemption requests. The Fund may, however, postpone payment of redemption proceeds for up to seven days. In addition, the Fund may suspend redemptions or postpone payment of redemption proceeds for longer than seven days when the NYSE is closed, other than during customary weekends or holidays, or as otherwise permitted by the SEC. If you recently purchased your shares by check, redemption proceeds may not be available until your check has cleared (which may take up to 10 days from your date of purchase).

The Fund may sell portfolio assets, hold cash or cash equivalents, and/or redeem shares in-kind (as described below), as necessary, to meet redemption requests.

A Medallion Signature Guarantee may be required for certain redemption requests, such as redemption requests over $100,000 sent to an address other than a pre-designated bank account. Likewise, certain types of account maintenance, such as address changes, result in a thirty calendar day hold on your account during which any redemption requests via check to the new address must include a Medallion Guarantee.

Shareholders holding shares through a financial intermediary should contact their financial intermediary to learn how to place orders to redeem shares. Shareholders holding shares directly with the Fund may place redemption orders directly with the Fund, as described below.

By Mail

•
Complete the applicable form or send a letter of instruction to Manning & Napier Fund, Inc., at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account, signed by each registered account owner, exactly as your names appear in the account registration.

•	Provide the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
•	Provide the account number.
•	To obtain a form, refer to the section How to Obtain Forms.
•	Additional documentation, including Medallion Guarantees, may be required (call the Fund for details).

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By Telephone

•	Unless you have declined telephone privileges, call us at 1-800-466-3863.
•	Provide the name of the Series, the class of shares, and the number of shares or dollar amount to be sold.
•	Provide the account number.
•	We will ask for identification, and all telephone calls are recorded.
•	Redemption proceeds from sales requested by telephone will be sent only to an address that has been on file with us for at least 30 days or a pre-designated bank account.
•	Amounts over $100,000 may only be sent to a pre-designated bank account.

Through the Internet

•
If you are a registered user of the Fund’s website, you may use the Internet to redeem shares from your account. To use this service, go to www.manning-napier.com, click on the “login” button in the top right hand corner of the screen, and follow the prompts.

Proceeds from redemptions requested over the Internet will be sent only to an address that has been on file with us for at least 30 days or a pre-designated bank account. Amounts over $100,000 may only be sent to a pre-designated bank account. Any redemptions made through this feature prior to the close of trading on the NYSE on a business day will be posted to your account at the NAV calculated on that day.

Investment and Account Information

More About Purchases, Exchanges, and Redemptions
All orders to purchase, exchange, or redeem shares must be sent to the transfer agent at the address found in the section How To Buy, Exchange and Redeem Shares — Opening An Account or to an authorized financial intermediary. Transaction requests received in good order (i.e., with all required information, and, as relevant, signatures, documentation and upon verification by the Fund (or its agent) of ACH information) before the close of regular trading on the NYSE on a business day will be executed at that day’s share price. The close of regular trading is typically 4:00 p.m. Eastern time, although it may be earlier. Transaction requests received in good order after the close of regular trading will be processed at the NAV next determined after receipt. The Fund is open for business each day the NYSE is open. All orders must include the required documentation and signatures, and all purchase orders must be accompanied by proper payment.

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The Fund has authorized a number of financial intermediaries to accept purchase and redemption orders on its behalf, and those intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the Series next computed after they are received in good order by the financial intermediary or its designee. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary or its designee in good order before the close of regular trading on the NYSE. Your financial intermediary is responsible for transmitting requests and delivering funds to the Series on a timely basis.

The Series’ distributor imposes no sales charge on purchases and redemptions of shares of the Series. However, your financial intermediary may charge you a transaction fee on purchases and redemptions.

Excessive Trading
The Series is intended for long-term investment purposes only. Do not invest in the Fund if you are a market timer. The Fund’s Board of Directors has adopted policies and procedures designed to detect and deter “market timing” or other types of excessive short-term trading by shareholders. Excessive trading into and out of the Series may present risks to the Series’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Series’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Series’ investments, requiring the Series to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, the Fund may, in its sole discretion, reject or limit purchase orders (including purchases by exchange) by an investor or group of investors for any reason without prior notice, including when it believes in its sole discretion that the trading activity in the account(s) would be detrimental to the Series. For purposes of applying these policies, the Fund and its service providers may consider the trading history of accounts under common ownership or control.
Shareholders may make up to 2 “round trips” during any 90 day period. A “round trip” is defined as a purchase or exchange into the Series followed by a redemption or exchange out of the same Series. After the second “round trip”, the Fund may block for a period of 90 days additional purchases and exchange purchases into the Fund from your account or any account with the same tax identification number or broker identification number.

The following types of transactions will be exempted from these procedures:

•	Transactions under certain monetary thresholds that have been determined by the Fund, in its sole discretion, not to be harmful or disruptive to the Series
•	Systematic withdrawals
•	Automatic investments (including investments made by payroll deduction)
•	Mandatory distributions from IRAs and retirement plans
•	IRA transfers and rollovers
•	Roth IRA conversions and re-characterizations
•	Reinvestments of dividends and capital gains
The Fund’s ability to monitor trades that are placed by individual shareholders through omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is limited to the extent that the Fund does not have direct access to the underlying shareholder account information. However, the Fund and/or its service providers monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. The Fund and/or its service providers have entered into agreements with such financial intermediaries that require the financial intermediaries to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts. If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may require the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Series. Transactions placed by shareholders through financial intermediaries in violation of the Fund’s excessive trading policy may be cancelled or the shares purchased may be redeemed by the Fund.

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The Fund may also defer to a financial intermediary’s frequent trading policies with respect to those shareholders who invest in the Series through such intermediary. The Fund will defer to an intermediary’s policies only after the Fund determines that the intermediary’s frequent trading policies adequately protect Series shareholders. Transactions by Series shareholders investing through such intermediaries will be subject to the restrictions of the intermediary’s frequent trading policies, which may differ from those of the Fund. Shareholders who invest through financial intermediaries should consult with their intermediaries to determine the frequent trading restrictions that apply to their Series transactions.

The Fund and its service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund’s policies and procedures described in this prospectus and approved by the Fund’s Board of Directors. Despite these efforts, however, the Fund and its service providers may not be able to detect or prevent all instances of short-term trading in the Series, and, as a result, frequent trading could adversely affect the Series and its long-term shareholders as discussed above. For example, certain investors who engage in market timing and other short-term trading activities may employ a variety of techniques to avoid detection. Further, the detection of frequent trading patterns and the blocking of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund and its service providers, however, seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Series’ long-term shareholders.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance their effectiveness.

Telephone and Internet Transactions
When you (or your representative) place a purchase, exchange, or redemption order by telephone or through the Internet, we may record the telephone call, request identifying information, or take other steps designed to prevent fraudulent orders. We are not responsible for any losses that may occur as long as we follow procedures reasonably designed to ensure that an order appears genuine. Interruptions in service may mean that a shareholder will be unable to effect a telephone or Internet order when desired. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

Accounts with Low Balances
If your account falls below the minimum balance requirement for your share class (see table above) due to the redemption of shares, the Fund may ask you to bring your account up to the minimum requirement. If your account is still below the minimum balance requirement after 60 days, the Fund may redeem your shares and send you the redemption proceeds, or, if shares are held directly with the Fund, automatically convert the shares in the account to another share class, as appropriate.

Inactive Accounts
Each state has rules governing the definition and treatment of unclaimed property. Triggers include inactivity (e.g., no owner-generated activity for a certain period), returned mail (e.g., when mail sent to a shareholder is returned to the Fund’s transfer agent as undeliverable, also known as “RPO”), or a combination of both inactivity and RPO. Once property is flagged as unclaimed, an attempt is made to contact the shareholder, but if that attempt is unsuccessful, the account may be considered abandoned and escheated to the state. For more information on unclaimed property and how to maintain an active account, please call us at 1-800-466-3863.

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In-Kind Redemptions
The Fund may make payment for shares redeemed in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities until they are sold.

An in-kind distribution of portfolio securities could include illiquid securities. Illiquid securities may not be able to be sold quickly or at a price that reflects full value, or there may not be a market for such securities, which could cause you to realize losses on the security if the security is sold at a price lower than that at which it had been valued.

Medallion Guarantees
A Medallion Guarantee is required to, among other things, change an account registration, and make certain types of redemption requests.

A Medallion Guarantee is a type of signature guarantee that can be obtained from most brokers, banks, savings institutions or credit unions. A Medallion Guarantee is a formal certification offered by firms participating in the Medallion Stamp Program that guarantees a signature is original and authentic. Please note that we cannot accept notarization by a notary public.
Please contact the Fund at 1-800-466-3863 for more information.

Valuation of Shares
The Series offers its shares at the NAV per share of the Series. The Series calculates its NAV once daily as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of its NAVs and transaction deadlines to that time.

The Series generally values the securities in its portfolio on the basis of market quotations and valuations provided by independent pricing services. If market prices are not readily available or the Advisor reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the close of the relevant market, the Series will price those securities at fair value as determined in good faith using methods approved by the Board of Directors. The Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Series may be significantly affected on days when investors cannot buy or sell shares of the Series. In addition, due to the difference in times between the close of the international markets and the time the Series prices its shares, the value the Series assigns to securities may not be the same as the quoted or published prices of those securities on their primary markets or exchanges. In determining fair value prices of non-U.S. securities, the Series may consider the performance of securities on their primary exchanges, factors influencing specific foreign markets or issuers, foreign currency appreciation/depreciation, securities market movements in the U.S., or other relevant information as related to the securities.

Disclosure of the Series’ Portfolio Holdings
The Series discloses its complete portfolio holdings in each Annual and Semi-Annual Report and, following the first and third fiscal quarters, in a quarterly holdings report filed with the Securities and Exchange Commission (SEC) on Form N-Q. Annual and Semi-Annual Reports are distributed to Series shareholders, and the most recent Reports are available on the Fund’s website at www.manning-napier.com. Quarterly holdings reports filed with the SEC are not distributed to Series shareholders, but are available, free of charge, on the EDGAR Database on the SEC’s website, www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website. This information is provided with a lag of at least eight days. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). The Series may also disclose certain commentary and analytical, statistical, performance or similar information relating to the Series or its portfolio holdings to third parties if such disclosure is deemed to be for a legitimate business purpose and the information is deemed to be non-material. A description of the Fund’s policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI.

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Dividends, Distributions, and Taxes

Dividends and Distributions
The Series generally:

•	Pays dividends once a year, in December.
•	Makes capital gains distributions, if any, once a year, typically in December.

The Series may pay additional distributions and dividends at other times if necessary for the Series to avoid incurring a federal tax.

Unless you have instructed the Fund otherwise, capital gain distributions and dividends are reinvested in additional shares of the same Series and Class that you hold. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. If you have elected to receive your distributions by check, all capital gain distributions and dividends less than $10 will be reinvested. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes
Dividends are paid from income earned on the Series’ portfolio holdings as well as from interest on its cash investments. Distributions of capital gain will be treated as long-term or short-term gain depending on how long the Series held the securities sold, without regard to how long you have owned your shares of the Series. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or other retirement account, you generally will not be subject to federal taxation on Series distributions; however, distributions from tax-deferred arrangements are generally subject to federal taxation.

TRANSACTION	FEDERAL TAX STATUS
Redemption or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain distributions	Taxable as long-term capital gain
Short-term capital gain distributions	Generally taxable as ordinary income
Dividends	Taxable as ordinary income unless they qualify for treatment as qualified dividend income

Distributions of investment income reported by the Series as derived from qualified dividend income may qualify to be taxed at the lower rate applicable to long-term capital gains, which is currently set at a maximum rate of 20% (lower rates apply to individuals in lower tax brackets). Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations.

If you are a taxable investor, you may want to avoid buying shares when the Series is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

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When you sell or redeem your Series shares, you will generally realize a capital gain or loss. For tax purposes, an exchange of your shares for shares of another Series is treated the same as a sale. An exchange between share classes in the same Series is not reported as a taxable sale.

After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. If you have owned your shares of the Series for more than one year, any net long-term capital gains from the sale of shares will generally qualify for the reduced rates of federal income taxation on long-term capital gains. Dividends and distributions are taxable as described above whether received in cash or reinvested.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in the Series. In addition, the Series may be able to pass along a tax credit or deduction for foreign income taxes that it pays. The Series will provide you with the information necessary to reflect foreign taxes paid on your income tax return if it makes this election.

The Fund is required to report to you and the Internal Revenue Service annually on Form 1099-B the gross proceeds of Series shares you sell or redeem and also the cost basis for shares purchased or acquired on or after January 1, 2012. Cost basis will be calculated using the Fund’s default method of average cost, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held through a financial intermediary (such as a financial advisor or broker), please contact the financial intermediary with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected.

If the Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will not be taxable to the extent of a shareholder’s adjusted basis but will reduce such basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold. To the extent a return of capital distribution exceeds a shareholder’s adjusted basis, the distribution will be treated as gain from the sale of shares.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares).

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding of 28% of your distributions, dividends and redemption proceeds.

This discussion is for general information only and is not tax advice. You should consult your own tax advisor regarding your particular circumstances, and about any federal, state, local and foreign tax consequences before making an investment in the Series. Additional information about the tax consequences of investing in the Series may be found in the SAI.

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APPENDIX A: FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of ___________, 2017, by and between Rainier Investment Management Mutual Funds, a Delaware statutory trust (the “Acquired Company”), on behalf of the Rainier International Discovery Fund (the “Acquired Series”), and Manning & Napier Fund, Inc., a Maryland corporation, (the “Surviving Company”), on behalf of the Rainier International Discovery Series (the “Surviving Series,” and, together with the Acquired Series, the “Series”). Manning & Napier Advisors, LLC (“MNA”) joins this Agreement solely for purposes of Sections 13(b) and 17(b).  Except for the Acquired Series, no other series of the Acquired Company are parties to this Agreement.  Except for the Surviving Series, no other series of the Surviving Company are parties to this Agreement.  The Acquired Company has its principal place of business at 601 Union Street, Seattle, WA, 98101. The Surviving Company has its principal place of business at 290 Woodcliff Drive, Fairport, New York, 14450.

WHEREAS, the Acquired Company was organized as a Delaware statutory trust on December 15, 1993 pursuant to a Declaration of Trust, and the Acquired Company is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, the Surviving Company was incorporated under the laws of the State of Maryland on July 26, 1984 under Articles of Incorporation, as amended or supplemented from time to time, and the Surviving Company is an open-end management investment company registered under the 1940 Act;

WHEREAS, the Acquired Series is a separate investment series of the Acquired Company and the Surviving Series is a separate investment series of the Surviving Company;

WHEREAS, the Acquired Series owns securities that generally are assets of the character in which the Surviving Series is permitted to invest;

WHEREAS, each of the Acquired Series and the Surviving Series is authorized to issue shares of beneficial interest;

WHEREAS, the Series intend this Agreement to be, and adopt it as, a plan of reorganization within the meaning of the regulations under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”);

WHEREAS, the Trustees of the Acquired Company, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Acquired Company have determined that the transactions contemplated herein are in the best interests of the Acquired Series and that the interests of the Acquired Series’ existing shareholders will not be diluted as a result; and

WHEREAS, the Directors of the Surviving Company, including a majority of Directors that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Surviving Company have determined that the transactions contemplated herein are in the best interests of the Surviving Series and that the interests of the Surviving Series’ existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to effect the transfer of all of the assets of the Acquired Series solely in exchange for the assumption by the Surviving Series of all of the liabilities of the Acquired Series and shares of beneficial interest of the Surviving Series (“Surviving Series Shares”) followed by the distribution, at the Closing Date (as defined in Section 12 of this Agreement), of such Surviving Series Shares to the holders of shares of beneficial interest of the Acquired Series (“Acquired Series Shares”) on the terms and conditions hereinafter set forth in liquidation of the Acquired Series.  The parties hereto hereby covenant and agree as follows:

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1. Plan of Reorganization.  At the Closing Date, the Acquired Series shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 4 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Series, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Series shall acquire all assets, and shall assume all liabilities of the Acquired Series, and the Surviving Series shall deliver to the Acquired Series a number of Surviving Series Shares of each class (both full and fractional) equivalent in value to the Acquired Series Shares of the corresponding class, as set forth on Schedule A, outstanding immediately prior to the Closing Date.  Shareholders of record of each class of the Acquired Series at the Closing Date shall be credited with full and fractional shares of the corresponding class of the Surviving Series.  The assets and liabilities of the Acquired Series shall be exclusively assigned to and assumed by the Surviving Series.  All debts, liabilities, obligations and duties of the Acquired Series, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Series and may be enforced against the Surviving Series to the same extent as if the same had been incurred by the Surviving Series.  The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2. Transfer of Assets.

(a) The assets of the Acquired Series to be acquired by the Surviving Series and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Series and other property owned by the Acquired Series at the Closing Date.

(b) The Surviving Series will, within a reasonable time prior to the Closing Date, furnish the Acquired Series with a list of the securities, if any, on the Acquired Series’ list referred to in the second sentence of this paragraph that do not conform to the Surviving Series’ investment objectives, policies, and restrictions.  The Acquired Series will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Series with a list of its portfolio securities and other investments.  In the event that the Acquired Series holds any investments that the Surviving Series may not hold, the Acquired Series, if requested by the Surviving Series, will dispose of such securities prior to the Closing Date.  In addition, if it is determined that the Acquired Series and the Surviving Series portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Series with respect to such investments, the Acquired Series, if requested by the Surviving Series, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.  Notwithstanding the foregoing, nothing herein will require the Acquired Series to dispose of any investments or securities if, in the reasonable judgment of the Acquired Series, such disposition would either violate the Acquired Series’ fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by the Acquired Series with respect to the opinion described below).

(c) The Acquired Series shall direct U.S. Bank N.A., as custodian for the Acquired Series (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Series at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.  The Acquired Series’ portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Series as of the Closing Date for the account of the Surviving Series duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof.  The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Series’ assets are deposited, the Acquired Series’ assets deposited with such depositories.  The cash to be transferred by the Acquired Series shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

(d) The Acquired Series shall direct U.S. Bancorp Fund Services, LLC, in its capacity as the Acquired Series’ transfer agent (the “Transfer Agent”), to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Series Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date.  The Surviving Series shall issue and deliver a confirmation evidencing the Surviving Series Shares of each class to be credited at the Closing Date to the Secretary of the Acquired Series, or provide evidence that the Surviving Series Shares have been credited to the Acquired Series’ account on the books of the Surviving Series.  No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

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3. Valuation of Assets.  The value of the assets of the Acquired Series shall be the value of such assets computed as of the time at which the Acquired Series’ net asset value is calculated at the Valuation Time.  The net asset value of the assets of the Acquired Series to be transferred to the Surviving Series shall be computed by the Surviving Series.  In determining the value of the securities transferred by the Acquired Series to the Surviving Series, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Directors of the Surviving Company.  The Acquired Series and the Surviving Series agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

4. Valuation Time.  The valuation time shall be 4:00 p.m., Eastern Time, on July 28, 2017, or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of each Series (the “Valuation Time”).  Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquired Company, accurate appraisal of the value of the net assets of the Acquired Series is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Series is practicable.

5. Liquidation of the Acquired Series and Cancellation of Shares.  At the Closing Date, the Acquired Series will liquidate and the Surviving Series Shares (both full and fractional) received by the Acquired Series will be distributed to the shareholders of record of the Acquired Series as of the Closing Date in exchange for their Acquired Series Shares of the corresponding class and in complete liquidation of the Acquired Series.  Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Series in the name of each shareholder of the Acquired Series that represents the respective number of Surviving Series Shares of each class due such shareholder.  All of the issued and outstanding shares of the Acquired Series shall be cancelled on the books of the Acquired Company at the Closing Date and shall thereafter represent only the right to receive Surviving Series Shares of the corresponding class.  The Acquired Series’ transfer books shall be closed permanently. The Acquired Company also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Series.

6. Representations and Warranties of the Surviving Series.  The Surviving Series represents and warrants to the Acquired Series as follows:

(a) The Surviving Series has been duly established as a separate investment series of the Surviving Company, which is a Maryland corporation duly organized and validly existing under the laws of the State of Maryland.

(b) The Surviving Company is registered as an investment company classified as a management company of the open‑end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c) The shares of the Surviving Series have been duly established and represent a fractional undivided interest in the Surviving Series.  The issued and outstanding shares of the Surviving Series are duly authorized, validly issued, fully paid and non-assessable.  There are no outstanding options, warrants or other rights of any kind to acquire from the Surviving Company any shares of any class or equity interests of the Surviving Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Surviving Company committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Series.  The Surviving Series Shares to be issued and delivered to the Acquired Series, for the account of the Acquired Series’ shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Series Shares, and will be fully paid and non-assessable.

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(d) The execution, delivery and performance of this Agreement by the Surviving Company, on behalf of the Surviving Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Surviving Company’s Board of Directors and no other proceedings by the Surviving Series are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Surviving Company, on behalf of the Surviving Series, and assuming due authorization, execution and delivery by the Acquired Company, on behalf of the Acquired Series, is a legal, valid and binding obligation of the Surviving Company, as it relates to the Surviving Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Surviving Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e) The Surviving Series is, and will be at the Closing Date, a new series of the Surviving Company created within the last twelve (12) months, without assets or liabilities, formed for the sole purpose of receiving the assets, and assuming the liabilities of, the Acquired Series in connection with the Reorganization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations).  Accordingly, the Surviving Series has not prepared books of account and related records or financial statements, or issued any shares except those issued in a private placement to an affiliate of the Surviving Series to secure any required initial shareholder approvals. Immediately following the Reorganization, 100% of the Surviving Series Shares will be held by the shareholders of the Acquired Series as of the Closing Date.

(f)                 The current prospectus and statement of additional information of the Surviving Series conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading .

(g) Except as otherwise disclosed in writing and accepted by the Acquired Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Series to carry out the transactions contemplated by this Agreement.  The Surviving Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(h) Except for contracts and agreements disclosed to the Acquired Series, under which no default exists, the Surviving Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Series.

(i) The Surviving Series was established in order to effect the transactions contemplated by this Agreement. The Surviving Series has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes.  However, upon filing its first income tax return at the completion of its first taxable year, the Surviving Series will elect to be a “regulated investment company” and until such time will take all reasonable and customary steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code, and that the consummation of the transactions contemplated by this Agreement will not cause the Surviving Series to fail to qualify as a regulated investment company from and after the Closing Date.

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(j) As of the Closing Date, no federal or other tax returns of the Surviving Series will have been required by law to be filed and no federal or other taxes will be due by the Surviving Series. Consequently, as of the Closing Date, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any such return.

(k) The Surviving Series agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to commence its operations on or before the Closing Date and continue its operations thereafter.

(l) The proxy statement and prospectus and statement of additional information (collectively, the “Proxy Statement/Prospectus”) to be included in the Surviving Series’ registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Series and furnished by the Acquired Series to the Surviving Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

7. Representations and Warranties of the Acquired Series.  The Acquired Series represents and warrants to the Surviving Series as follows:

(a) The Acquired Series has been duly established as a separate investment series of the Acquired Company, which is a Delaware statutory trust duly organized and validly existing under the laws of the State of Delaware.

(b) The Acquired Company is registered as an investment company classified as a management company of the open‑end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c) Shares of the Acquired Series have been duly established and represent a fractional undivided interest in the Acquired Series.  The issued and outstanding shares of the Acquired Series are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable.  All of the issued and outstanding shares of the Acquired Series will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Acquired Company any shares of any class or equity interests of the Acquired Series or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Acquired Company committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Series.

(d) The audited financial statements of the Acquired Series as of March 31, 2017, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Series) fairly reflect the financial condition of the Acquired Series as of such date, and there are no known contingent liabilities of the Acquired Series as of such date not disclosed therein.

(e)                  Since March 31, 2017, there has not been any material adverse change in the Acquired Series’ financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Series of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Series.  For purposes of this paragraph (e), a decline in the net asset value of the Acquired Series shall not constitute a material adverse change.
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(f) The Acquired Series will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Series pursuant to Section 1.  Upon delivery and payment for such assets, the Surviving Series will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Series and accepted by the Surviving Series.

(g) The execution, delivery and performance of this Agreement by the Acquired Company, on behalf of the Acquired Series, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Acquired Company’s Board of Trustees and no other proceedings by the Acquired Series are necessary to authorize this Agreement and the transactions contemplated hereby.  This Agreement has been duly and validly executed and delivered by the Acquired Company, on behalf of the Acquired Series, and assuming due authorization, execution and delivery by the Surviving Company, on behalf of the Surviving Series, is a legal, valid and binding obligation of the Acquired Company, as it relates to the Acquired Series, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.  The Acquired Series is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(h) The current prospectus and statement of additional information of the Acquired Series conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i) Except as otherwise disclosed in writing and accepted by the Surviving Series, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Series or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Series to carry out the transactions contemplated by this Agreement.  The Acquired Series knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j) Except for contracts and agreements disclosed to the Surviving Series, under which no default exists, the Acquired Series is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Series.

(k) As of the Closing Date, all federal and other tax returns, information returns and other tax-related reports of the Acquired Series required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Series’ knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l) For each taxable year of its operation, the Acquired Series has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, and has been eligible to and has computed its federal income tax under Section 852 of the Code.  The Acquired Series currently qualifies, and shall continue to qualify, as a regulated investment company under the Code.

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(m) The Proxy Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Series, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement.  Each of the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Series, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Series makes no representations or warranties as to the information contained in the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Series and furnished by the Surviving Series to the Acquired Series specifically for use in connection with the Proxy Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

8. Covenants of the Surviving Series and the Acquired Series.

(a) The Acquired Series will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions. The Surviving Series will not carry on any business activities between the date hereof and the Closing Date (other than such activities as are customary to the organization of a new registered investment company prior to its commencement of operations).

(b) The Acquired Series will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby (the “Shareholders’ Meeting”).

(c) Prior to the Valuation Time, the Acquired Series will extinguish all of its obligations and liabilities under the Acquired Company’s Deferred Compensation Plan for Independent Trustees (the “Deferred Compensation Plan”).

(d) The Acquired Series will assist the Surviving Series in obtaining such information as the Surviving Series reasonably requests concerning the beneficial ownership of the Acquired Series shares.

(e) Subject to the provisions of this Agreement, the Surviving Series and the Acquired Series will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(f) As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Series shall furnish the Surviving Series, in such form as is reasonably satisfactory to the Surviving Series, a statement of the earnings and profits of the Acquired Series for federal income tax purposes that will be carried over by the Surviving Series as a result of Section 381 of the Code, and certified by the Acquired Series’ President, Vice President or Chief Financial Officer.

(g) It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.  None of the parties to the Reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.

9. Conditions Precedent to Obligations of the Surviving Series.  The obligations of the Surviving Series to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Series of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a) All representations and warranties of the Acquired Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Surviving Series shall have received a certificate from the President or Vice President of the Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that as of such date that the conditions set forth in this clause (a) have been met.

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(b) The Surviving Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Series, covering the following points:

(i) The Acquired Series is a separate investment series of the Acquired Company, which is duly organized and validly existing under the laws of the State of Delaware and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Acquired Company is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Acquired Series and, assuming due authorization, execution, and delivery of this Agreement by the Surviving Series, is a valid and binding obligation of the Acquired Series enforceable against the Acquired Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Declaration of Trust or By-Laws of the Acquired Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Acquired Series is a party or by which any properties belonging to the Acquired Series may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquired Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Series or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Acquired Series or any of its properties or assets and the Acquired Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

(vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of the Acquired Series’ registration statement on Form N-1A, or any amendment or supplement thereto, in effect at the time of such issuance, all issued and outstanding shares of the Acquired Series are legally issued and fully paid and non-assessable.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) The Acquired Series shall have delivered to the Surviving Series at the Closing Date the Acquired Series’ Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of the Acquired Series as to the aggregate asset value of the Acquired Series’ portfolio securities.

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(d) On the Closing Date, the Acquired Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Series prior to or at the Closing Date, including, without limitation, to extinguish all of its obligations and liabilities under the Deferred Compensation Plan as provided in Section 8(c), and the Surviving Series shall have received a certificate from the President or Vice President of the Acquired Series, dated as of such date, certifying on behalf of the Acquired Series that the conditions set forth in this clause (d) have been and continue to be, satisfied.

10. Conditions Precedent to Obligations of the Acquired Series.  The obligations of the Acquired Series to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Series of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a) All representations and warranties of the Surviving Series contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  On the Closing Date, the Acquired Series shall have received a certificate from the President or Vice President of the Surviving Series, dated as of such date, certifying on behalf of Surviving Series that as of such date that the conditions set forth in this clause (a) have been met.

(b) The Acquired Series shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Series, covering the following points:

(i) The Surviving Series is a separate investment series of the Surviving Company, which is duly organized and validly existing under the laws of the State of Maryland and has the corporate power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

(ii) The Surviving Company is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(iii) This Agreement has been duly authorized, executed and delivered by the Surviving Series and, assuming due authorization, execution, and delivery of this Agreement by the Acquired Series, is a valid and binding obligation of the Surviving Series enforceable against the Surviving Series in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(iv) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated in the Agreement will not, conflict with or result in a material breach of the terms or provisions of, or constitute a material default under, the then-current Articles of Incorporation or By-Laws of the Surviving Series, or, to the knowledge of such counsel (without any independent investigation), any material agreement or instrument to which the Surviving Series is a party or by which any properties belonging to the Surviving Series may be bound.

(v) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Maryland is required for consummation by the Surviving Series of the transactions contemplated herein, except such as have been obtained under the 1933 Act, 1934 Act and the 1940 Act, and as may be required under state securities laws or where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Surviving Series or the consummation of the transactions contemplated by this Agreement.

(vi) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Surviving Series or any of its properties or assets and the Surviving Series is not a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects its business other than as previously disclosed in the Registration Statement.

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(vii) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, the Surviving Series Shares to be issued and delivered to the Acquired Series on behalf of the Acquired Series shareholders as provided by this Agreement are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Surviving Series has any statutory preemptive rights in respect thereof.

(viii) The Registration Statement, to the knowledge of such counsel, has been declared effective by the Commission and no stop order under the 1933 Act pertaining thereto has been issued.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c) The Surviving Company, on behalf of the Surviving Series, shall have entered into, or adopted, as appropriate, an investment advisory agreement, a distribution plan pursuant to Rule 12b-1 under the 1940 Act (if applicable), and other agreements and plans necessary for the Surviving Series’ operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by the Board of Directors of the Surviving Series and, to the extent required by law (as interpreted by SEC staff positions), by its Directors who are not “interested persons” (as that term is defined in the 1940 Act) of any party to the contract, plan or agreement, and by the Surviving Series’ initial shareholder.

(d) On the Closing Date, the Surviving Series shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Series prior to or at the Closing Date and the Acquired Series shall have received a certificate from the President or Vice President of the Surviving Series, dated as of such date, certifying on behalf of the Surviving Series that the conditions set forth in this clause (d) have been, and continue to be, satisfied.

11. Further Conditions Precedent to Obligations of the Acquired Series and the Surviving Series.  If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a) The Acquired Company’s Board of Trustees, on behalf of the Acquired Series, shall have approved this Agreement.

(b) The Surviving Company’s Board of Directors, on behalf of the Surviving Series, shall have approved this Agreement.

(c) This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

(d) On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(e) All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no‑action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Series or the Acquired Series, provided that either party hereto may for itself waive any of such conditions.

(f) The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

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(g) The Series shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Series and the Acquired Series substantially to the effect that with respect to the Acquired Series and the Surviving Series for Federal income tax purposes:

(i) The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Acquired Series and the Surviving Series will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquired Series upon the transfer of all of its assets to the Surviving Series solely in exchange for Surviving Series Shares and the assumption by the Surviving Series of all of the liabilities of the Acquired Series or upon the distribution of Surviving Series Shares to shareholders of the Acquired Series.

(iii) No gain or loss will be recognized by the Surviving Series upon the receipt of the assets of the Acquired Series solely in exchange for Surviving Series Shares and the assumption by the Surviving Series of the liabilities of the Acquired Series.

(iv) The tax basis of the assets of the Acquired Series received by the Surviving Series will be the same as the tax basis of such assets to the Acquired Series immediately prior to the exchange, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Series upon the exchange.

(v) The holding period of the assets of the Acquired Series received by the Surviving Series will include the period during which such assets were held by the Acquired Series.

(vi) No gain or loss will be recognized by the shareholders of the Acquired Series upon the exchange of their shares of the Acquired Series for Surviving Series Shares (including fractional shares to which they may be entitled).

(vii) The aggregate tax basis of Surviving Series Shares received by each shareholder of the Acquired Series (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Acquired Series shares exchanged immediately prior to the Reorganization.

(viii) The holding period of the Surviving Series Shares received by the shareholders of the Acquired Series (including fractional shares to which they may be entitled) will include the holding period of the Acquired Series shares surrendered in exchange therefor, provided that the Acquired Series shares were held as a capital asset as of the Closing Date of the Reorganization.

(ix) The Surviving Series will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Series described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on any Acquired Series shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Acquired Series and Surviving Series will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.  Notwithstanding anything herein to the contrary, neither the Surviving Series nor the Acquired Series may waive the conditions set forth in this Section 11(g).

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12.   Closing Date of the Reorganization.  The exchange of the Acquired Series’ assets for the Surviving Series Shares shall be effective as of opening of business on July 31, 2017, or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

13. Termination.

(a) This Agreement may be terminated by the mutual agreement of the Surviving Series and the Acquired Series.  In addition, either the Surviving Series or the Acquired Series may at its option terminate this Agreement at or prior to the Closing Date:

(i) because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii) by resolution of the Acquired Company’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of the Acquired Series’ shareholders; or

(iv) by resolution of the Surviving Company’s Board of Directors if circumstances should develop that, in the good faith opinion of the Board, make proceeding with the Agreement not in the best interests of the Surviving Series’ shareholders.

(b) In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Series, the Surviving Series, the Acquired Company or its Trustees or officers, or the Surviving Company or its Directors or officers, to the other party.  In such event, MNA shall bear the expenses incurred by the Acquired Series and the Surviving Series incidental to the preparation and carrying out of this Agreement as provided in Section 17.

14. Amendment.  This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Series; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Series Shares to be issued to the Acquired Series shareholders under this Agreement to the detriment of such Acquired Series shareholders.

15. Governing Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland, without giving effect to the conflicts of laws provisions thereof.

16. Notices.  Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Series: Michele Mosca President Rainier Investment Management Mutual Funds c/o Manning & Napier, Inc. 290 Woodcliff Drive Fairport, New York, 14450	Surviving Series: Elizabeth Craig Corporate Secretary Manning & Napier Fund, Inc. 290 Woodcliff Drive Fairport, New York, 14450

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17. Fees and Expenses.

(a) Each of the Surviving Series and the Acquired Series represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b) Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by MNA.  Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Series Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Series Shares to be issued in connection herewith in each state in which the Acquired Series’ shareholders are resident as of the date of the mailing of the Proxy Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) proxy solicitation costs; (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof); (viii) accounting fees; and (ix) legal fees. MNA agrees that all such fees and expenses so borne and paid, shall be paid directly by MNA to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187.  The Acquired Fund agrees to bear one-half of the expenses specified in items (iv), (v), (vi) and (vii), and its own legal fees under item (ix).  Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses.  Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Series or the Surviving Series, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code.  Acquired Series shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement.  Neither the Acquired Series nor the Surviving Series will pay the Surviving Series shareholders’ expenses, if any.  In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 13 hereto, MNA will bear the costs incurred by the Acquired Series under this Section 17(b).

18. Headings, Counterparts, Assignment.

(a) The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b) This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c) This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d) The Surviving Series and Acquired Series agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.  The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS, ON BEHALF OF THE RAINIER INTERNATIONAL DISCOVERY FUND

By:
Name:
Title:

MANNING & NAPIER FUND, INC., ON BEHALF OF
THE RAINIER INTERNATIONAL DISCOVERY SERIES

By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTIONS 13(B) AND 17(B), MANNING & NAPIER ADVISORS, LLC

By:
Name:
Title:

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Schedule A

Share Class Mapping
Acquired Series Share Class	Surviving Series Share Class
Institutional Shares	Class I Shares
Class A Shares	Class K Shares

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 APPENDIX B: FINANCIAL HIGHLIGHTS

       Financial highlights are not included here for the Surviving Series because the Surviving Series has not yet commenced operations. The Surviving Series will assume the accounting history of the Acquired Series at the closing of the Reorganization. Financial highlights for the Acquired Series are presented below.

The financial highlights tables that follow are intended to help you understand the financial performance for each of the Acquired Series’ classes for the past five years or, if shorter, the period of the class’s operations. Some of this information reflects financial results for a single share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Acquired Series, assuming reinvestment of all dividends and distributions. The information has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Acquired Series’ financial statements, is included in the Series’ annual report, which is available upon request.

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – INSTITUTIONAL SHARES Fiscal year ending March 31,

	2017	2016	2015	2014	2013

Net asset value, beginning of year	$16.02	$15.50	$15.58	$12.89	$10.02

Income (loss) from investment operations:
Net investment income	0.00 §*	(0.03)*	0.04 *	0.01 *	0.02
Net realized and unrealized gain on investments	0.56	0.56	0.62	2.95	2.88

Total from investment operations	0.56	0.53	0.66	2.96	2.90

Less distributions:
From net investment income	–	–	(0.01)	(0.01)	(0.03)
From net realized gains	–	(0.01)	(0.73)	(0.26)	–

Total distributions	–	(0.01)	(0.74)	(0.27)	(0.03)

Net asset value, end of year	$16.58	$16.02	$15.50	$15.58	$12.89

Total return	3.43%	3.47%	4.81%	23.15%	29.00%

Ratios/supplemental data:
Net assets, end of year (in millions)	$114.5	$76.6	$40.4	$30.3	$20.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.33%	1.31%	1.52%	1.61%	2.42%

After fees waived and expenses absorbed	1.26%+	1.25%	1.25%	1.25%	1.25%

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	0.01%	(0.19%)	0.40%	0.08%	0.18%

Portfolio turnover rate**	123.12%	93.28%	110.73%	80.14%	78.16%

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 §Amount is less than $0.01 per share.
*Computed using the average shares method.
**Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
+ Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund.

For a capital share outstanding throughout the period

INTERNATIONAL DISCOVERY FUND – CLASS A SHARES

	Fiscal Year Ending March 31,				Nov. 30, 2012* through Mar. 31, 2013
	2017	2016	2015	2014

Net asset value, beginning of year	$15.93	$15.45	$15.56	$12.89	$11.21

Income (loss) from investment operations:
Net investment income (loss)**	(0.02)	(0.09)	0.01	(0.10)	0.04
Net realized and unrealized gain/(loss) on investments	0.53	0.58	0.61	3.03	1.67

Total from investment operations	0.51	0.49	0.62	2.93	1.71

Less distributions:
From net investment income	–	–	–	(0.00) §	(0.03)
From net realized gains	–	(0.01)	(0.73)	(0.26)	–

Total distributions	–	(0.01)	(0.73)	(0.26)	(0.03)

Net asset value, end of year	$16.44	$15.93	$15.45	$15.56	$12.89

Total return	3.14%	3.22%	4.55%	22.91%	15.28	%†

Ratios/supplemental data:
Net assets, end of year (in millions)	$78.3	$99.9	$4.1	$2.9	$0.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.65%	1.64%	1.82%	1.83%	2.78	%‡

After fees waived and expenses absorbed	1.51%+	1.50%	1.50%	1.50%	1.50	%‡

Ratio of net investment income to average net assets, after fees waived and expenses absorbed	(0.12%)	(0.56%)	0.06%	(0.66%)	0.89	%‡

Portfolio turnover rate***	123.12%	93.28%	110.73%	80.14%	78.16	%^

† Not annualized.
‡ Annualized.
§Amount is less than $0.01 per share.
*Commencement of operations.
**Computed using the average shares method.
***Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
^Value reported is for period April 1, 2012 through March 31, 2013.
+ Expense ratio exceeds expense limitation due to recognition of expenses related to the Reorganization of the Fund.

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APPENDIX C: OWNERSHIP OF THE ACQUIRED SERIES

The following tables provide information about the persons or entities who were record owners (or to the knowledge of each Series, beneficial owners) of 5% or more of the shares of a class of the Acquired Series as of the Record Date:

[5% owner info to be inserted]

PROXY CARD

SIGN, DATE AND **VOTE** ON THE REVERSE SIDE

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided

2. **ONLINE** at **proxyonline.com** using your proxy control number found below

3. By **PHONE** when you dial toll-free 1-888-227-9349 to reach an automated touchtone voting line

4. By **PHONE** with a live operator when you call toll-free 1-866-796-1288 Monday through Friday 9 a.m. to 10 p.m. Eastern time

CONTROL NUMBER **12345678910**

Rainier International Discovery Fund
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JULY 21, 2017

The undersigned, revoking prior proxies, hereby appoints Michele Mosca and Elisa Enns, or either of them (will full power to act in the absence of the other, each with full power of substitution) as attorneys-in-fact and proxies of the undersigned, granted in connection with the voting of the shares subject hereto with full power of substitution, to vote shares held in the name of the undersigned on the record date at the Special Meeting of Shareholders of Rainier International Discovery Fund (the “Fund”) to be held at the offices of Rainier Investment Management, LLC at 601 Union Street, Suite 3525, Seattle, Washington 98101 on Friday, July 21, 2017 at 10:00 a.m. Pacific Time, or at any adjournment thereof, upon the Proposal described in the Notice of Meeting and accompanying Proxy Statement/Prospectus, which have been received by the undersigned.

Do you have questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free 1-866-796-1288.  Representatives are available to assist you Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on July 21, 2017.  The Proxy Statement/Prospectus for this meeting is available at:

proxyonline.com/docs/rainieridf.pdf

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Manning & Napier Fund, Inc.
Rainier International Discovery Series

Statement of Additional Information

[date]

Rainier International Discovery Fund (A series of Rainier Investment Management Mutual Funds) 601 Union Street, Suite 3525 Seattle, WA 98101 1-800-248-6314	Rainier International Discovery Series (A series of Manning & Napier Fund, Inc.) 290 Woodcliff Drive Fairport, NY 14450 1-800-551-0224 x8544

       This Statement of Additional Information of Rainier International Discovery Series (the “Surviving Series”), a series of Manning & Napier Fund, Inc. is available to the shareholders of  Rainier International Discovery Fund (the “Acquired Series”), a series of Rainier Investment Management Mutual Funds, in connection with a proposed transaction whereby all of the assets and liabilities of the Acquired Series will be transferred to the Surviving Series in exchange for shares of the Surviving Series (the “Reorganization”). A special meeting of the shareholders of the Acquired Series will be held on July 21, 2017 so that the shareholders may consider the Reorganization.

The following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission, are incorporated by reference [into and accompany this Statement of Additional Information]:

1.	The Statement of Additional Information dated July 29, 2016 for the Acquired Series (the “Acquired Series SAI”).

2.	Supplement dated October 3, 2016 to the Acquired Series SAI.

3.	Supplement dated April 18, 2017 to the Acquired Series SAI.

4.	Supplement dated April 24, 2017 to the Acquired Series SAI.

5.	Supplement dated April 27, 2017 to the Acquired Series SAI.

6.
The audited financial statements and related report of the independent public accounting firm included in the Acquired Series Annual Report to Shareholders for the fiscal year ended March 31, 2017 (the “Acquired Series Annual Report”). No other parts of the Acquired Series Annual Report are incorporated herein by reference.

Because the Surviving Series has not yet commenced operations, no financial statements, annual or semi-annual reports for the Surviving Series are available at this time.

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the Proxy Statement/Prospectus dated [date] relating to the Reorganization, which may be obtained, without charge, by calling 1-800-466-3863 or by writing to Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450.

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Additional Information about the Surviving Series

Attached hereto as Appendix A is the Statement of Additional Information of the Surviving Series.

Pro Forma Financial Information

Pro forma financial information has not been prepared for the Reorganization because the Surviving Series is a newly organized “shell” series with no assets or liabilities, which will commence operations upon consummation of the Reorganization and continue the operations of the Acquired Series. The Acquired Series will be the accounting survivor of the Reorganization.

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Appendix A: Statement of Additional Information of the Surviving Series

Manning & Napier Fund, Inc.
Statement of Additional Information dated [date]

Series	Class	Ticker
Rainier International Discovery Series	Class K	RISAX
	Class I	RAIIX

1

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The Fund

Manning & Napier Fund, Inc. (the “Fund”) is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. This Statement of Additional Information (“SAI”) relates to the following series of the Fund:  Rainier International Discovery Series (Class K and I) (the “Series”). The Series is a separate mutual fund with its own investment objective, strategies and risks. The Fund’s Board of Directors (“Board” or “Board of Directors”) may, at its own discretion, create additional series of shares (and classes of such Series), each of which would have separate assets and liabilities.

Currently, the Fund has issued the following classes of shares of the Series: Class I and K.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, shareholder service fees and administrative expenses applicable to the respective class of shares as a result of its distribution and shareholder services arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, and (ii) each class has exclusive voting rights with respect to any distribution and/or shareholder service fees which relate only to such class. As a result of each class’ differing amount of distribution and/or shareholder services fees, shares of different classes of the same Series may have different NAVs per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund’s shareholders will vote in the aggregate and not by Series or class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Shares of the Fund may not be available for purchase in every state. If a Series’ shares are not registered in a state, investments will not be accepted for the Series from shareholders in that state, and requests to exchange from another Series into that Series also will not be accepted. Please contact the Fund at 1-800-466-3863 for information about state availability.

Investment Goals

The Series’ investment goal is to seek long-term capital appreciation.

The investment goal of the Series is non-fundamental and may be changed by the Board of Directors without shareholder approval. If there is a material change in the investment objective of the Series, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the Series remains an appropriate investment in light of their then current financial position and needs.

The Series is a diversified mutual fund.

Investment Policies and Risks

Except as explicitly stated otherwise, all investment policies of the Series are non-fundamental and may be changed by the Board of Directors without shareholder approval.

The following discussion provides additional information about those principal investment strategies and related risks, as well as information about non-principal investment strategies (and related risks) that the Series may utilize. Accordingly, an investment strategy (and related risk) that is described below, but which is not described in the Series’ Proxy Statement/Prospectus, is considered by the Series to be a non-principal strategy (or related risk).

EQUITY INVESTMENTS

Common Stocks. The Series may purchase exchange-traded and over the counter (“OTC”) common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Securities traded on OTC markets are not listed and traded on an organized exchange such as the New York Stock Exchange (“NYSE”). Generally, the volume of trading in an unlisted or OTC common stock is less than the volume of trading in an exchange-listed stock. As a result, the market liquidity of some stocks in which the Series invest may not be as great as that of exchange-listed stocks and, if the Series were to dispose of such stocks, the Series may have to offer the shares at a discount from recent prices, or sell the shares in small lots over an extended period of time.

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Small- and mid-size company securities. The Series may invest in small- and mid-size companies. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small- and mid-size companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small- and mid-size companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small- and mid-size companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small- and mid-size companies may suffer significant losses.

Depository Receipts. The Series may purchase Depository Receipts. Depository Receipts represent an ownership interest in securities of foreign companies (an “underlying issuer”) that are deposited with a depository. Depository Receipts are not necessarily denominated in the same currency as the underlying securities. American Depository Receipts (“ADRs”) are dollar-denominated Depository Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. Generally, ADRs are issued in registered form and are designed for use in the U.S. securities markets. Other Depository Receipts, such as Global Depository Receipts (“GDRs”) and International Depository Receipts (“IDRs”), may be issued in bearer form and denominated in foreign currencies, and are generally designed for use in securities markets outside the United States. Depository Receipts are subject to many of the risks associated with investing directly in foreign securities, which are described below.

The Depository Receipts in which the Series invest may be “sponsored” or “unsponsored.” Sponsored Depository Receipts are established jointly by a depository and the underlying issuer, whereas unsponsored Depository Receipts may be established by a depository without participation by the underlying issuer. Holders of unsponsored Depository Receipts generally bear all the costs associated with establishing unsponsored Depository Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depository Receipts.

Initial Public Offerings (“IPOs”). The Series may purchase shares issued as part of, or a short period after, a company’s IPO, and may at times dispose of those shares shortly after their acquisition. A Series’ purchase of shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers tends to be volatile, and share prices of newly-public companies tend to fluctuate significantly over short periods of time.

Preferred Stocks. The Series may invest in preferred stocks. Preferred stocks represent an equity or ownership interest in an issuer but do not ordinarily carry voting rights, although they may carry limited voting rights. Preferred stocks also normally have preference over the corporation’s assets and earnings. For example, preferred stocks have preference over common stock in the payment of dividends. Preferred stocks normally pay dividends at a specified rate and may entitle the holder to acquire the issuer’s stock by exchange or purchase for a predetermined rate. However, preferred stock may be purchased where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. In the event an issuer is liquidated or declares bankruptcy, the claims of bond owners take precedence over the claims of preferred and common stock owners. Certain classes of preferred stock are convertible into shares of common stock of the issuer. By holding convertible preferred stock, a Series can receive a steady stream of dividends and still have the option to convert the preferred stock to common stock. Preferred stock is subject to many of the same risks as common stock and debt securities.

Convertible Securities. The Series may invest in securities that are convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock.

Convertible securities are typically preferred stocks or bonds that are exchangeable for a specific number of another form of security (usually the issuer’s common stock) at a specified price or ratio. A convertible security generally entitles the holder to receive interest paid or accrued on bonds or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. A corporation may issue a convertible security that is subject to redemption after a specified date, and usually under certain circumstances. A holder of a convertible security that is called for redemption would be required to tender it for redemption to the issuer, convert it to the underlying common stock or sell it to a third party. The convertible structure allows the holder of the convertible bond to participate in share price movements in the company’s common stock. The actual return on a convertible bond may exceed its stated yield if the company’s common stock appreciates in value and the option to convert to common stocks becomes more valuable.

Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the convertible feature. Convertible securities may be rated below investment grade (“high yield”) or not rated, and are subject to credit risk.

Prior to conversion, convertible securities have characteristics and risks similar to nonconvertible debt and equity securities. In addition, convertible securities are often concentrated in economic sectors, which, like the stock market in general, may experience unpredictable declines in value, as well as periods of poor performance, which may last for several years. There may be a small trading market for a particular convertible security at any given time, which may adversely impact market price and a Series’ ability to liquidate a particular security or respond to an economic event, including deterioration of an issuer’s creditworthiness.

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Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds, but do not have a maturity date. Due to their fixed income features, convertible securities provide higher income potential than the issuer’s common stock, but typically are more sensitive to interest rate changes than the underlying common stock. In the event of a company’s liquidation, bondholders have claims on company assets senior to those of shareholders; preferred shareholders have claims senior to those of common shareholders.

Convertible securities typically trade at prices above their conversion value, which is the current market value of the common stock received upon conversion, because of their higher yield potential than the underlying common stock. The difference between the conversion value and the price of a convertible security will vary depending on the value of the underlying common stock and interest rates. When the underlying value of the common stocks declines, the price of the issuer’s convertible securities will tend not to fall as much because the convertible security’s income potential will act as a price support. While the value of a convertible security also tends to rise when the underlying common stock value rises, it will not rise as much because its conversion value is more narrow. The value of convertible securities also is affected by changes in interest rates. For example, when interest rates fall, the value of convertible securities may rise because of their fixed income component.

Rights and Warrants. The Series may purchase rights and warrants. A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are often traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

Rights and warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the underlying securities, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Series may or may not be listed on a national securities exchange. The Series may not invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series’ net assets, may be warrants which are not listed on either the NYSE or the NYSE MKT LLC. Warrants acquired in units or attached to securities will be deemed without value for purposes of this restriction.

Real Estate Investment Trusts (“REITs”). The Series may invest in shares of REITs, which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks may include, but are not limited to, the following: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; defaults by borrowers or tenants, particularly during an economic downturn; increasing competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in market and sub-market values and the appeal of properties to tenants; and changes in interest rates. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). By investing in REITs indirectly through a fund, shareholders will bear not only the proportionate share of the expenses of the fund, but also, indirectly, similar expenses of underlying REITs.

Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. Credit risk refers to the possibility that the borrower will be unable and/or unwilling to make timely interest payments and/or repay the principal on the loan to a mortgage REIT when due. Mortgage REITs are subject to significant interest rate risk. When the general level of interest rates goes up, the value of a mortgage REIT’s investment in fixed rate obligations goes down. When the general level of interest rates goes down, the value of a mortgage REIT’s investment in fixed rate obligations goes up. Mortgage REITs typically use leverage and many are highly leveraged, which exposes them to leverage risk. Leverage risk refers to the risk that leverage created from borrowing may impair a mortgage REIT’s liquidity, cause it to liquidate positions at an unfavorable time and increase the volatility of the values of securities issued by the mortgage REIT. Mortgage REITs are subject to prepayment risk, which is the risk that borrowers may prepay their mortgage loans at faster than expected rates. Prepayment rates generally increase when interest rates fall and decrease when interest rates rise. These faster than expected payments may adversely affect a mortgage REIT’s profitability because the mortgage REIT may be forced to replace investments that have been redeemed or repaid early with other investments having a lower yield. Additionally, rising interest rates may cause the duration of a mortgage REIT’s investments to be longer than anticipated and increase such investments’ interest rate sensitivity.

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Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies.

Trust Certificates, Partnership Interests and Equity Participations. The Series may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.

Business Development Companies (“BDCs”). BDCs are a type of closed-end investment company regulated under the 1940 Act. BDCs generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies. While BDCs are expected to generate income in the form of dividends, certain BDCs during certain periods of time may not generate such income. A Series that invests in BDCs will indirectly bear its proportionate share of any management and other operating expenses and of any performance-based or incentive fees charged by the BDCs in which it invests, in addition to the expenses paid by the Series. The 1940 Act imposes certain constraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed evaluation of a BDC and its portfolio of investments. With respect to investments in debt instruments, there is a risk that the issuers of such instruments may default on their payments or declare bankruptcy. Additionally, a BDC may only incur indebtedness in amounts such that the BDC’s coverage ratio of total assets to total senior securities equals at least 200% after such incurrence. These limitations on asset mix and leverage may affect the way that the BDC raises capital. BDCs compete with other entities for the types of investments they make, and such entities are not necessarily subject to the same investment constraints as BDCs.

Investments made by BDCs are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a BDC in which a Series invests to liquidate its portfolio quickly, it may realize a loss on its investments. BDCs may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be disproportionately impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment. Since BDCs rely on access to short-term money markets, longer-term capital markets and the bank markets as significant sources of liquidity, if BDCs are not able to access capital at competitive rates, their ability to implement certain financial strategies will be negatively impacted. Market disruptions, including a downturn in capital markets in general or a downgrade of the credit rating of a BDC held by a Series, may increase the cost of borrowing to that company, thereby increasing its cost of borrowing and adversely impacting the Series’ returns. Credit downgrades may also result in requirements for a BDC to provide additional support in the form of letters of credit or cash or other collateral to various counterparties.

Since many of the assets of BDCs do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies. A fair value determination requires that judgment be applied to the specific facts and circumstances. Due to the absence of a readily ascertainable market value, and because of the inherent uncertainty of fair valuation, the fair value assigned to a BDC’s investments may differ significantly from the values that would be reflected if the assets were traded in an established market, potentially resulting in material differences between a BDC’s net asset value (“NAV”) per share and its market value.

Many BDCs invest in mezzanine and other debt securities of privately held companies, including senior secured loans. Mezzanine investments typically are structured as subordinated loans (with or without warrants) that carry a fixed rate of interest. Many debt investments in which a BDC may invest will not be rated by a credit rating agency and will be below investment grade quality. These investments are commonly referred to as “junk bonds” and have predominantly speculative characteristics with respect to an issuer’s capacity to make payments of interest and principal. Although lower grade securities are higher yielding, they are also characterized by high risk. In addition, the secondary market for lower grade securities may be less liquid than that of higher rated securities. Issuers of lower rated securities have a currently identifiable vulnerability to default or may currently be in default. Lower-rated securities may react more strongly to real or perceived adverse economic and competitive industry conditions than higher grade securities. If the issuer of lower-rated securities defaults, a BDC may incur additional expenses to seek recovery.

Master Limited Partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and which are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

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MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers.

General partner interests of MLPs are typically retained by an MLP’s original sponsors, such as its founders, corporate partners, entities that sell assets to the MLP and investors such as the Series. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder’s investment in the general partner interest. General partner interests often confer direct board participation rights, and in many cases, operating control, over the MLP. These interests themselves are not publicly traded, although they may be owned by publicly traded entities. General partner interests receive cash distributions, typically 2% of the MLP’s aggregate cash distributions, which are contractually defined in the partnership agreement. In addition, holders of general partner interests typically hold incentive distribution rights (“IDRs”), which provide them with a larger share of the aggregate MLP cash distributions as the distributions to limited partner unit holders are increased to prescribed levels. General partner interests generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

FIXED INCOME INVESTMENTS

Corporate Debt Obligations. The Series may invest in corporate debt obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S. Government Securities. The Series may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury, which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, the Federal Housing Administration, Federal National Mortgage Association (“Fannie Mae”), Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks (“FHLB”), Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”), Federal Intermediate Credit Banks, Federal Land Banks, Maritime Administration, the Tennessee Valley Authority, District of Columbia Armory Board and the Student Loan Marketing Association (“Sallie Mae”).

Obligations of U.S. Government agencies and instrumentalities such as Fannie Mae, FHLB, FHLMC and Sallie Mae are not supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies’ obligations; while still others, such as Sallie Mae, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentalities only when the Series’ investment advisor, Manning & Napier Advisors, LLC (“MNA” or the “Advisor”) or the Series’ investment  sub-advisor, Rainier Investment Management, LLC (“Rainier” or the  “Sub-Advisor”) is satisfied that the credit risk with respect to any instrumentality is consistent with the Series’ goal and strategies.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreements” or “SPAs”). Under the SPAs, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the SPAs to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 – Fannie Mae’s support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

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On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

Mortgage-Backed Securities. The Series may invest in mortgage-backed securities, which represent an interest in a pool of mortgage loans. Some of these securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are supported by the U.S. Treasury’s authority to purchase the obligations and lend to the companies. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Series  may also invest in private pass-through securities issued by a non-governmental entity, such as a trust. These securities include collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). The Series may invest in CMOs and REMICs without restriction as to any specific ratings agency security rating. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer’s general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

The privately issued mortgage-backed securities in which a Series invests are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

Mortgage Dollar Rolls. The Series may invest in mortgage dollar rolls. Mortgage dollar rolls are transactions in which a Series sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase substantially similar, but not identical, securities on a specified future date. A mortgage dollar roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potential reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed as a collateralized borrowing in which a Series pledges a mortgage-backed security to a counterparty to obtain cash. The counterparty with which a Series enters into a mortgage dollar roll transaction is not required to return the same securities as those originally sold by the Series, but rather only securities which are “substantially identical.” To be considered substantially identical, the securities returned to the Series generally must be of the same type, coupon, and maturity and meet the “good delivery guidelines” established by the Bond Market Association, which is a private trade association of dealers in debt securities. Notwithstanding a dealer’s compliance with the “good delivery guidelines,” a Series may assume some risk because the characteristics of the mortgage-backed securities delivered to the Series may be less favorable than the mortgage-backed securities the Series delivered to the dealer. If the broker-dealer to whom a Series sells the securities becomes insolvent, the Series’ right to repurchase the securities may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the securities may change adversely over the term of the mortgage dollar roll and that the securities a Series is required to repurchase may be worth less than the securities that the Series originally held. To avoid senior security concerns, a Series will “cover” any mortgage dollar roll as required by the 1940 Act.

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Asset-Backed Securities. The Series  may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Collateralized Debt Obligations (“CDOs”). The Series may invest in CDOs which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Series as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a Series may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

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Below Investment Grade Debt Securities. The Series may invest up to 20% of its assets in corporate debt securities rated below investment grade. High risk, high yield securities rated below BBB by S&P or Baa by Moody’s are “below investment grade” and are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series’ policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor’s or the Sub-Advisor’s own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor or the Sub-Advisor will review and take appropriate action with regard to the security. Each of the Series will also seek to minimize risk by diversifying its holdings.

Yankee Bonds. The Series may invest in U.S. dollar-denominated instruments of foreign issuers who either register with the Securities and Exchange Commission (“SEC”) or issue securities under Rule 144A of the 1933 Act (“Yankee bonds”). These consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker’s acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government. Yankee bonds, as obligations of foreign issuers, are subject to the same types of risks discussed in “Risk of Foreign Securities” below. The Yankee bonds selected for a Series will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations of Supranational Agencies. The Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union, and the European Investment Bank. For concentration purposes, supranational entities are considered an industry. Investment in these entities is subject to a Series’ other restrictions on investments in foreign securities, described below.

Zero-Coupon Bonds. The Series may invest in so-called “zero-coupon” bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. The Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, a Series may have to sell investments to obtain cash needed to make income distributions. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Inflation Protected Securities. The Series may invest in inflation protected securities, which are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. They may be issued by the U.S. Treasury, foreign governments, or U.S. or foreign companies. The relationship between an inflation protected security and its associated inflation index affects both the sum the Series is paid when the security matures and the amount of interest that the security pays the Series. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decrease. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Series receives the adjusted principal or the original principal, whichever is greater.

Variable and Floating Rate Instruments. Certain of the obligations that may be purchased by a Series may carry variable or floating rates of interest. These obligations may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow a fund to exercise its demand rights at any time, some such securities may only allow a fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. A Series could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.

Short-Term Investments/Temporary Defensive Positions. For temporary defensive purposes during periods when the Advisor or the Sub-Advisor determines that market conditions warrant, the Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time or other interest-bearing deposits, and bankers’ acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor or the Sub-Advisor, commercial paper or short-term notes rated A-1 by S&P or Prime-1 by Moody’s, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see Appendix A.

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Risks of Fixed Income Securities. Investments in fixed income securities may subject a Series to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security’s market value will differ depending upon the security’s maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.

DERIVATIVE TRANSACTIONS

Foreign Currency Transactions. The Series may enter into forward foreign currency exchange contracts and use currency futures contracts, options on such futures contracts, and options on foreign currencies. The Series may engage in foreign currency transactions for hedging purposes, as well as to enhance the Series’ returns.

A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date. A Series may use forward contracts for cash equitization purposes, which allows a Series to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

The Series may use foreign currency transactions as part of a hedging strategy, as described below:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Series, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Series may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Series may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Series may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (“Position Hedging”). A Series may use Position Hedging when the Advisor or the Sub-Advisor reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Series may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Series may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Series has or in which the Series expects to have portfolio exposure.

Proxy Hedges. A Series may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Series’ portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar.

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Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Series’ portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Series’ securities denominated in linked currencies.

In addition to the hedging transactions described above, the Series may also engage in foreign currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Active investment in currencies may subject a Series to additional risks.

The Series may engage in non-deliverable forward transactions. A non-deliverable forward transaction is a transaction that represents an agreement between a Series and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The nondeliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Series and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Series may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Series to additional risk.

The Series may invest in options on foreign currencies and futures. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where a Series is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the OTC market between commercial entities dealing directly with each other as principals. In purchasing an OTC currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Series if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Series is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Series to benefit from favorable fluctuations in relevant foreign currencies. If a Series enters into a currency hedging transaction, the Series will “cover” its position as required by 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Series if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Futures and Options on Futures. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, interest rate, index, currency or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

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A Series may also invest in Treasury futures, interest rate futures, interest rate swaps, and interest rate swap futures. A Treasury futures contract involves an obligation to purchase or sell Treasury securities at a future date at a price set at the time of the contract. The sale of a Treasury futures contract creates an obligation by a Series to deliver the amount of certain types of Treasury securities called for in the contract at a specified future time for a specified price. A purchase of a Treasury futures contract creates an obligation by a Series to take delivery of an amount of securities at a specified future time at a specific price. Interest rate futures can be sold as an offset against the effect of expected interest rate increases and purchased as an offset against the effect of expected interest rate declines. Interest rate swaps are an agreement between two parties where one stream of future interest rate payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to a particular interest rate. Interest rate swap futures are instruments that provide a way to gain swap exposure and the structure features of a futures contract in a single instrument. Interest rate swap futures are futures contracts on interest rate swaps that enable purchasers to cash settle at a future date at the price determined by the benchmark rate at the end of a fixed period.

The Series may use futures contracts and related options for either hedging purposes or risk management purposes as well as to enhance the Series’ returns. Instances in which a Series may use futures contracts and related options for risk management or return enhancement purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; attempting to take advantage of expected price changes of various futures; or other risk management or return enhancement purposes. A Series may use futures for cash equitization purposes, which allows a Series to invest consistent with its benchmark while managing daily cash flows, including significant client inflows and outflows.

When a Series purchases or sells a futures contract, or sells an option thereon, the Series is required to “cover” its position as required by the 1940 Act. A Series may enter into agreements with a futures commission merchant which provide for cash settlement of the Series’ physical deliverable futures contracts. If this occurs, the Series would treat such futures contracts as being cash-settled for purposes of determining the Series’ coverage requirements.

There are significant risks associated with a Series’ use of futures contracts and options on futures, including the following: (i) the success of a hedging or trading strategy may depend on the Advisor’s or the Sub-Advisor’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Series and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Series’ exposure to price fluctuations, while others tend to increase its market exposure.

Options. The Series may purchase and write (i.e., sell) put and call options on securities and indices. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

A Series may purchase put and call options on securities for any purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Series may seek to purchase in the future. A Series purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Series, loss of the premium paid may be offset by an increase in the value of the Series’ securities or by a decrease in the cost of acquisition of securities by the Series.

When a Series writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Series will realize as profit the premium received for such option. When a call option of which a Series is the writer is exercised, the Series will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Series is the writer is exercised, the Series will be required to purchase the underlying securities at a price in excess of the market value of such securities.

When a Series wishes to sell a security at a specified price, it may seek to generate additional income by writing “covered” call options on the security. A call option is “covered” if the Series either owns the underlying instrument or has an absolute and immediate right (such as a call with the same or a later expiration date) to acquire that instrument. The underlying instruments of such covered call options may consist of individual equity securities, pools of equity securities, ETFs or indices.

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The writing of covered call options is a more conservative investment technique than writing of naked or uncovered options, but capable of enhancing the Series’ total return. When a Series writes a covered call option, it profits from the premium paid by the buyer but gives up the opportunity to profit from an increase in the value of the underlying security above the exercise price. At the same time, the Series retains the risk of loss from a decline in the value of the underlying security during the option period.

Although the Series may terminate its obligation by executing a closing purchase transaction, which is the purchase of an option contract on the same security with the same exercise price and expiration date as the option contract originally sold, the cost of effecting such a transaction may be greater than the premium received upon its sale, resulting in a loss to the Series. If such an option expires unexercised, the Series realizes a gain equal to the premium received. Such a gain may be offset or exceeded by a decline in the market value of the underlying security during the option period. If an option is exercised, the exercise price, the premium received and the market value of the underlying security determine the gain or loss realized by the Series.

A Series may seek to hedge against an increase in the value of a security that it would like to acquire, or otherwise profit from an expected increase in the value of a security by writing a “naked” put option on the security. The writer of a naked put option has no position in the underlying security. If the security price rises, the option would expire worthless and a Series would profit by the amount of the premium it received, which may offset the increase in the market price of the security the Series would like to acquire. If the security price falls, however, a Series may lose an amount up to the difference between the value of the security and the premium it received, and the Series may be deprived of the opportunity to benefit from the full decrease in the market price of the security it would like to acquire. A Series may seek to terminate its position in a put option it writes before exercise by executing a closing purchase transaction. If the market is not liquid for a put option a Series has written, however, the Series must continue to be prepared to pay the exercise price while the option is outstanding, regardless of price changes.

A Series may purchase and write options on an exchange or over-the-counter (“OTC”). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging or trading strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; (iv) the buyer of an option assumes the risk of losing the entire premium invested in the option;  (v) while a Series will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security; and (vi) while a Series will receive a premium when it writes naked put options, it may lose money if it must purchase the underlying security at a price above market value.

Swaps, Caps, Floors, Collars and Swaptions. Swaps are privately negotiated OTC derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, securities, instruments, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. An equity swap is an agreement between counterparties to exchange a set of payments, determined by a stock or index return, with another set of payments (usually an interest-bearing (fixed or floating rate) instrument, but they can also be the return on another stock or index). In a total return swap, one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specific security, basket of securities or securities indices, during a specified period. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Series may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Series may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Series than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

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The Series may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If a Series is a buyer and no event of default occurs, the Series will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Series, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Series receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Series would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Series, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Series. Credit default swaps involve different risks than if a Series invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party, or vice versa. Swaptions give the holder the right to enter into a swap. A Series may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Series will calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, a Series’ current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). A Series’ current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Series) and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” as required by the 1940 Act.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Series. This is true whether these derivative products are used to create additional risk exposure for a Series or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Series is obligated to make a payment to the counterparty, the Series must be prepared to make the payment when due. A Series could suffer losses with respect to such an agreement if the Series is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Series, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, a Series’ risk of loss will consist of any payments that the Series is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Series may have contractual remedies under the swap agreement.

A Series will enter into swaps only with counterparties that the Advisor or the Sub-Advisor believes to be creditworthy. In addition, a Series will earmark on the books of the Series or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise “cover” its position as required by the 1940 Act.

Participatory Notes (“P-notes”). P-notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. If the P-note were held to maturity, the issuer would pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The holder of a P-note that is linked to a particular underlying security or instrument may be entitled to receive any dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. P-notes involve transaction costs. Investments in P-notes involve the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate. In addition, there can be no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the underlying value of the security, instrument or market that it seeks to replicate. Due to liquidity and transfer restrictions, the secondary markets on which a P-note is traded may be less liquid than the market for other securities, or may be completely illiquid, which may also affect the ability of the Series to accurately value a P-note. P-notes typically constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, which subjects the Series to counterparty risk (and this risk may be amplified if the Series purchases P-notes from only a small number of issuers).

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Government Regulation of Derivatives. The Commodity Futures Trading Commission (“CFTC”) regulates the trading of commodity interests, including commodity futures contracts, options on commodity futures, and swaps (which includes cash-settled currency forwards and swaps). Pursuant to rules adopted under the Commodity Exchange Act (“CEA”) by the CFTC, the Series must either operate within certain guidelines and restrictions with respect to the Series’ use of commodity interests, or the Advisor will be subject to registration and regulation under the CEA.

Consistent with the CFTC’s regulations, the Advisor has claimed an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the CEA with respect to the Series and, therefore, the Series are not subject to registration or regulation under the CEA. As a result, the Series will operate within certain guidelines and restrictions with respect to their use of commodity interests. If a Series determines to no longer operate within such guidelines and restrictions, the Advisor would be subject to registration and regulation as a CPO under the CEA with respect to the Series. If a Series is subject to CFTC regulation, it may incur additional expenses. The Advisor has registered as a CPO with respect to certain products not included in this SAI.

The regulation of futures, options and swaps transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), which was signed into law in July 2010, sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Series may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and requires clearing of many OTC derivatives transactions.

In addition, the SEC proposed new derivatives rules in December 2015 that could limit or prevent a Series from using such instruments as a part of its investment strategy, and could ultimately prevent a Series from being able to achieve its investment objective.  It is impossible to fully predict the effects of legislation and regulation in this area, but the effects could be substantial and adverse.

OTHER INVESTMENT POLICIES

Foreign Securities. The Series may invest up to 100% of its assets in equity securities of non-U.S. companies, including those that are not publicly traded in the United States. There are no prescribed limits on the geographic distribution of the Series’ investments, and the Series may focus its investments in only a few countries. Foreign securities may be denominated either in U.S. dollars or foreign currencies.

Risks of Foreign Securities. There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States.

In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government. A Series’ investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

A Series which invests in relatively few countries may experience increased volatility and risk as compared to a Series which is more diversified among countries. As a result of investing in relatively few countries, a Series will be more susceptible to country-specific economic or market factors; social or political factors; legal, custody, accounting, legislative and regulatory changes; and currency fluctuations.

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The occurrence of events similar to those in recent years, such as the aftermath of the war in Iraq; instability in Afghanistan, Pakistan, Egypt, Libya, Syria and the Middle East; epidemics such as those caused by the Ebola or Zika viruses; political and military actions undertaken by Russia and the resulting sanctions imposed by the United States and European Union; terrorist attacks in the U.S. and around the world; social and political discord; debt crises (such as the recent Greek crisis); sovereign debt downgrades; or the exit or potential exit of one or more countries (such as the United Kingdom) from the European Union, among others, may result in market volatility, may have long term effects on the U.S. and worldwide financial markets, and may cause further economic uncertainties in the U.S. and worldwide. Any such event(s) could have a significant adverse impact on the value and risk profile of a Series’ portfolio. The Fund does not know how long the securities markets may be affected by similar events and cannot predict the effects of similar events in the future on the U.S. and global economies and securities markets. There can be no assurance that similar events and other market disruptions will not have other material and adverse implications.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series’ investments are denominated relative to the U.S. dollar will affect the Series’ NAV. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country’s economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series’ securities are quoted would reduce the Series’ NAV per share.

Repurchase Agreements. The Series may enter into repurchase agreements with respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities (“collateral”) from various financial institutions such as a bank or broker-dealer (a “seller”) which the Advisor or the Sub-Advisor deems to be creditworthy, subject to the seller’s agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series’ custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities.

Investment Companies. Investment company securities are securities of other open-end or closed-end investment companies or unit investment trusts (“UITs”). The Series may invest in securities issued by other investment companies only to the extent permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time.

The 1940 Act generally prohibits, subject to certain exceptions, an investment company from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of a Series’ total assets in any one investment company and no more than 10% in any combination of investment companies. These limitations do not apply to a Series’ investments in money market funds. A Series may invest in investment companies managed by the Advisor, the Sub-Advisor or their affiliates to the extent permitted under the 1940 Act or as otherwise authorized by rule, regulation or order of the SEC.

To the extent a Series invests a portion of its assets in investment companies, those assets will be subject to the risks of the purchased investment company’s portfolio securities. The Series also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses. Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or the only manner in which an international, emerging markets, or global fund can invest in the securities markets of those countries. With the exception of the Series’ investments in money market funds, the Series does not intend to invest in other investment companies, unless, in the judgment of the Advisor or the Sub-Advisor, the potential benefits of such investments exceed the associated costs (which includes any investment advisory fees charged by the investment companies) relative to the benefits and costs associated with direct investments in the underlying securities.

The Series may invest in securities of open-end investment companies, including exchange-traded funds (“ETFs”) organized as open-end investment companies, closed-end investment companies or unit investment trusts, including ETFs organized as unit investment trusts. Investments in closed-end investment companies may involve the payment of substantial premiums above the NAV of such issuer’s portfolio securities and are subject to limitations under the 1940 Act. A Series also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a “passive foreign investment company.”

ETFs are investment companies that are registered under the 1940 Act as open-end funds or UITs. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

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The Series may invest in iShares® Funds, which are ETFs issued by iShares Trust and iShares, Inc. Pursuant to an exemptive order issued to iShares® and procedures adopted by the Fund’s Board of Directors, the Series may invest in an iShares® Fund beyond the limits set forth in section 12(d)(1)(A) of the 1940 Act, subject to certain terms and conditions. iShares® is a registered trademark of BlackRock Fund Advisors (“BFA”). Neither BFA nor the iShares® Funds make any representations regarding the advisability of investing in a Series.

Exchange-Traded Products (“ETPs”). The Series may purchase shares of or interests in ETPs, which may or may not be investment companies registered under the 1940 Act. The risks of owning interests of an ETP, such as an exchange-traded note (“ETN”) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETP’s shares). For example, supply and demand for shares of an ETP or market disruptions may cause the market price of the ETP to deviate from the value of the ETP’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Series indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Series and its shareholders directly bear in connection with the Series’ operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on the target commodity index less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the NYSE) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing fixed income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Securities Lending. The Series may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund’s Board of Directors. These loans, if and when made, may not exceed 33 1/3% of a Series’ total assets taken at value (including the loan collateral). A Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series. By lending its securities, a Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral.

A Series may pay a part of the income earned to a third party (such as the Fund’s custodian) for acting as the Series’ securities lending agent. A Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand; (iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series’ ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Investing the cash collateral subjects a Series to market risk. A Series remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Series, and the Series may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

Short Sales. Short sales may be used by a Series as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The Series may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if, at all times during which the short position is open, the Series owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Series with respect to the securities that are sold short. “Uncovered” short sales are transactions under which a Series sells a security it does not own. To complete such a transaction, the Series must borrow the security to make delivery to the buyer. The Series is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Series. Until the security is replaced, the Series is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Series also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

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Until the Series closes its short position or replaces the borrowed security, the Series will: (i) earmark on the books of the Series or maintain in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Series’ short position as required by the 1940 Act.

A Series may engage in short sales in an attempt to capitalize on equity securities that it believes will underperform the market or their peers. When a Series sells securities short, it may use the proceeds from the sales to purchase long positions in additional securities that it believes will outperform the market or their peers. This strategy may effectively result in the Series having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on a Series’ share price and make the Series’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Series’ portfolio securities. The use of leverage may also cause a Series to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

Forward Commitments or Purchases on a When-Issued Basis. The Series  may enter into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will earmark on the books of the Series or maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment in Illiquid and Restricted Securities. The Series may not purchase illiquid securities, i.e., securities that cannot be disposed of at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (“1933 Act”). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to “qualified institutional buyers.” The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Advisor or the Sub-Advisor pursuant to procedures adopted by the Board of Directors. The Series’ ability to invest in restricted securities includes investments in unregistered equity securities offered at a discount in a private placement that are issued by companies that have outstanding publicly traded equity securities of the same class (a “private investment in public equity,” or a “PIPE”).

Borrowings. The Series may borrow money subject to its fundamental and non-fundamental investment policies. Borrowing money will subject a Series to interest costs. The Series generally borrows at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. The Series may borrow money from banks and make other investments or engage in other transactions permissible under the 1940 Act which may be considered a borrowing (such as mortgage dollar rolls and reverse repurchase agreements). The Series may establish lines of credit with certain banks by which they may borrow funds for temporary or emergency purposes. The Series may use lines of credit to meet large or unexpected redemptions that would otherwise force the Series to liquidate securities under circumstances which are unfavorable to the Series’ remaining shareholders. A Series may be required to maintain minimum average balances in connection with its use of a line of credit or to pay a commitment or other fee to maintain the line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Diversification. The Series is diversified as defined in the 1940 Act. Further, the Series intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which generally requires, in part, that the Series be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets. Diversification does not guarantee against a loss.

Special Risks of Cyber Attacks. As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber attacks. Cyber attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber attacks affecting the Fund, the Advisor, the Sub-Advisor, the Fund’s distributor, custodian, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber attacks may interfere with the processing of shareholder transactions, impact the Series’ ability to calculate its NAV, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber attacks. Such costs may be ongoing because threats of cyber attacks are constantly evolving as cyber attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Series may invest, which could result in material adverse consequences for such issuers and may cause the Series’ investments in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Series invest will not suffer losses relating to cyber attacks or other information security breaches in the future.

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Investment Restrictions

The Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the Series’ outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The following fundamental restrictions apply to the Series.

1.          The Series may not purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.          The Series may not purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) tax-exempt obligations of state or municipal governments and their political subdivisions.

3.          The Series may borrow money, except as prohibited under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4.          The Series may make loans, except as prohibited under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.          The Series may purchase or sell commodities and real estate, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6.          The Series may act as an underwriter of securities of other issuers, except as prohibited under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

7.          The Series may not issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this SAI or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The following non-fundamental policies may be changed by the Board of Directors without shareholder approval.

1.          The Series may not purchase an investment if, as a result, more than 15% of its net assets would be invested in illiquid securities.

2.          The Series may invest in securities issued by other investment companies, except as prohibited under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3.          The Series may not invest in unmarketable interests in real estate limited partnerships. The Series may not purchase or sell or invest directly in real estate unless acquired as a result of its ownership in securities or other investments and except pursuant to the exercise of its rights under loan agreements related to its investments or to the extent that its investments in senior loans or bank loans may be considered to be investments in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Series from, among other things, purchasing marketable securities of companies that deal in real estate or interests therein (including REITs).

4.          The Series may purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities, and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

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Except for the limitations on borrowings, or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances causes a Series to exceed its limitation, the Series will take steps to bring the aggregate amount of borrowing back within the limitation within three days thereafter (not including Sundays and holidays).

The following descriptions of the 1940 Act may assist investors in understanding the above policies and restrictions.

Borrowing. The 1940 Act presently allows an investment company to borrow from any bank in an amount up to 33 1/3% of its total assets (including the amount borrowed) and to borrow for temporary purposes in an amount not exceeding 5% of its total assets. Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of a Series’ investment restriction.

Concentration. The SEC has defined concentration as investing 25% or more of an investment company’s total assets in an industry or group of industries, with certain exceptions.

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the investment company.

Lending. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

Senior Securities. Senior securities may include any obligation or instrument issued by an investment company evidencing indebtedness. The 1940 Act generally prohibits the Series from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are “covered” or with appropriate earmarking or segregation of assets to cover such obligations.

Underwriting. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets. The foregoing restrictions do not apply to non-diversified funds.

Portfolio Turnover
An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity of one year or less at the time of acquisition) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Series to pay correspondingly increased brokerage and trading costs. In addition to the transaction costs, higher portfolio turnover may result in the realization of capital gains. As discussed under Federal Tax Treatment of Dividends and Distributions, to the extent net short-term gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes.

Disclosure of Portfolio Holdings

The Fund’s Board of Directors has approved a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Series.

Disclosure of the Series’ complete portfolio holdings is required to be made quarterly within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31), in the Annual Report and Semi-Annual Report to shareholders and in the quarterly holdings reports filed with the SEC on Form N-Q. The Series’ Annual and Semi-Annual Reports are distributed to shareholders and the most recent Reports are available on the Fund’s website (see address below). The Series’ holdings reports on Form N-Q are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. In addition, the Series’ month-end and quarter-end complete portfolio holdings are available on the Fund’s website at www.manning-napier.com. This information is provided with a lag of at least eight days. The information provided will include the following for each security in the portfolio: security name, CUSIP or Sedol symbol, ticker (for equities only), country, number of shares or units held (for equities), par value (for bonds), and market value as of the date of the portfolio. For futures contracts, the information provided will include the underlying instrument, the notional value of the contracts, and the amount of unrealized appreciation or depreciation. Portfolio holdings information will be available on the website at least until it is superseded by a quarterly portfolio holdings report distributed to shareholders (with respect to Annual and Semi-Annual Reports) or filed with the SEC (with respect to a Form N-Q). This information is publicly available to all categories of persons.

The Fund provides portfolio holdings and information derived from the portfolio holdings to rating and ranking organizations such as Lipper and Morningstar, Inc. in connection with rating the Series and mutual fund database services such as Thomson Financial Research in connection with their collection of fund data for their subscribers. The Fund will only disclose such information as of the end of the most recent calendar month, and this information will be provided to these organizations no sooner than the next day after it is posted on the Fund’s website, unless the conditions described below relating to the disclosure of “non-public” portfolio holdings information are satisfied. The Fund believes that these organizations have legitimate objectives in requesting such portfolio holdings information.

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The Fund’s policies and procedures provide that the Fund’s Chief Compliance Officer (or her designee) (“CCO”) may authorize disclosure of non-public portfolio holdings to rating and ranking organizations, mutual fund databases, consultants, and other organizations that will use the data for due diligence, rating, or ranking the Series, or similar uses at differing times and/or with different lag times than those described above. Prior to making any disclosure of non-public portfolio holdings to a third party, the CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund’s shareholders and that conflicts between the interests of the Fund’s shareholders and those of the Fund’s Advisor, principal underwriter, or any affiliated person of the Fund are addressed.

The Fund’s policies and procedures also permit the Fund to disclose certain commentary and analytical, statistical, performance or similar information relating to a Series of the Fund or its portfolio holdings if certain conditions are met. The information must be for legitimate business purposes and must be deemed to be non-material non-public information based on a good faith review of the particular facts and circumstances. Examples of such non-material non-public information may include, but are not limited to, the following types of information: allocation of a Series’ portfolio securities and other investments among various asset classes, sectors, industries, market capitalizations, countries and regions; the characteristics of the stock components and other investments of a Series; the attribution of a Series’ returns by asset class, sector, industry, market capitalization, country and region; certain volatility characteristics of a Series; certain valuation metrics of a Series (such as average price to earnings ratio and average earnings growth); and maturity and credit quality statistics for a Series’ fixed income holdings.

The Fund requires any third party receiving non-public portfolio holdings or information which is derived from portfolio holdings that is deemed material (together, “portfolio holdings data”) to enter into a confidentiality agreement with the Fund which provides, among other things, that non-public portfolio holdings data will be kept confidential and that the recipient has a duty not to trade on the portfolio holdings data and will use such information solely to analyze and rank a Series, or to perform due diligence and asset allocation, depending on the recipient of the information. The agreement will require that the recipient provide, upon request, evidence reasonably satisfactory to the Fund to demonstrate its adherence to the provisions of the agreement.

The Fund does not receive any compensation or other consideration for disclosure of portfolio holdings information.

In addition, the Fund’s service providers, such as the Advisor, Sub-Advisor, Custodian, Counsel (Morgan, Lewis & Bockius LLP (“MLB”)), PricewaterhouseCoopers LLP (“PwC”), Distributor, and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), all as defined herein, may possess or receive daily portfolio holdings information with no lag time in connection with their services to the Fund. In addition, Institutional Shareholder Services, Inc. may receive portfolio holdings information with no lag time, as necessary, in connection with the proxy voting support services it provides to the Fund (see “Proxy Voting Policy”). Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Fund or by the nature of its relationship with the Fund.

The Board exercises ongoing oversight of the portfolio holdings disclosure policy by overseeing the implementation and enforcement of the Fund’s policies and procedures by the CCO and by considering reports and recommendations by the CCO concerning any material compliance matters. The Board will be informed of any disclosures of non-public portfolio holdings data pursuant to a confidentiality agreement at its next regularly scheduled meeting or as soon as is reasonably practicable, and will periodically review agreements that the Fund has entered into to selectively disclose portfolio holdings data.

Management

The overall business and affairs of the Fund are managed by the Fund’s Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund’s agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund’s officers and to the Advisor and other service providers.

The following chart shows certain information about the Fund’s officers and directors, including their principal occupations during the last five years. Unless specific dates are provided, the individuals have held the listed positions for longer than five years. Manning & Napier Advisors, LLC is the successor entity to Manning & Napier Advisors, Inc. Accordingly, for purposes of the charts below, an individual’s employment history at Manning & Napier Advisors, LLC includes his/her employment history at Manning & Napier Advisors, Inc., except as otherwise stated.
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Interested Director and Officer
Name:	Michele T. Mosca*

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	44

Current Position(s) Held with Fund:	Principal Executive Officer, President, Chairman & Director

Term of Office & Length of Time Served:	Indefinite – Chairman and Director since August 2016[1]

Principal Occupation(s) During Past 5 Years:
Managing Director, Funds Group (since 2009) - Manning & Napier Advisors, LLC; President, Director (since 2015) - Manning & Napier Investor Services, Inc.; Chief Executive Officer, President (since 2016) - Rainier Investment Management Mutual Funds

Holds the following title for various subsidiaires and affiliates: President, Director

Number of Portfolios Overseen within Fund Complex:	39

Other Directorships Held Outside Fund Complex During Past 5 Years:	Trustee - Rainier Investment Management Mutual Funds (six portfolios) (since 2016)

Independent Directors
Name:	Stephen B. Ashley

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	76

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1996

Principal Occupation(s) During Past 5 Years:
Chairman, Director & Chief Executive Officer (1997 to present) - The Ashley Group (property management and investment). Director (1995-2008) and Chairman (non-executive) (2004-2008) - Fannie Mae (mortgage)

Number of Portfolios Overseen within Fund Complex:	39

Other Directorships Held Outside Fund Complex During Past 5 Years:	Fannie Mae (1995-2008) The Ashley Group (1995-2008) Genesee Corporation (1987-2007)

Name:	Paul A. Brooke

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	71

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Chairman

Term of Office & Length of Time Served:	Indefinite – Since 2007

Principal Occupation(s) During Past 5 Years:
Chairman & CEO (2005-2009) - Ithaka Acquistion Corporation (investments); Chairman (2007-2009) - Alsius Corporation (investments);  Managing Member (1991-present) - PMSV Holdings LLC (investments); Managing Member (2010-2016) - Venbio (investments).

Number of Portfolios Overseen within Fund Complex:	39

Other Directorships Held Outside Fund Complex During Past 5 Years:
Incyte Corp. (biotech)(2000-present);
ViroPharma, Inc. (speciality pharmaceuticals)(2000-2014); HLTH (WebMD)(information)(2000-2010); Cheyne Capital International (investment)(2000-present); GMP Companies (investment)(2000-2011); Cytos Biotechnology Ltd (biotechnology)(2012-2014)

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Name:	Peter L. Faber

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	79

Current Position(s) Held with Fund:	Director, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1987

Principal Occupation(s) During Past 5 Years:	Senior Counsel (2006-2012), Partner (1995-2006 & 2013-present) - McDermott, Will & Emery LLP (law firm)

Number of Portfolios Overseen within Fund Complex:	39

Other Directorships Held Outside Fund Complex During Past 5 Years:
Boston Early Music Festival (non-profit)(2007-present); Amherst Early Music, Inc. (non-profit)(2009-present); Gotham Early Music Scene, Inc. (non-profit)(2009-present); Partnership for New York City, Inc. (non-profit)(1989-2010);
New York Collegium (non-profit)(2004-2011)

Name:	Harris H. Rusitzky

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	82

Current Position(s) Held with Fund:	Director, Audit Committee Member, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 1985

Principal Occupation(s) During Past 5 Years:	President (1994- present) - The Greening Group (business consultants); Partner (2006-present) - The Restaurant Group (restaurants)

Number of Portfolios Overseen within Fund Complex:	39

Other Directorships Held Outside Fund Complex During Past 5 Years:
Rochester Institute of Technology (university)(1972-present); Culinary Institute of America (non-profit college)(1985-present); George Eastman House (museum)(1988-present); National Restaurant Association (restaurant trade organization)(1978-present)

Name:	Chester N. Watson

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	65

Current Position(s) Held with Fund:	Director, Audit Committee Chairman, Governance & Nominating Committee Member

Term of Office & Length of Time Served:	Indefinite – Since 2012

Principal Occupation(s) During Past 5 Years:	General Auditor (2003-2011) - General Motors Company (auto manufacturer)

Number of Portfolios Overseen within Fund Complex:	39

Other Directorships Held Outside Fund Complex During Past 5 Years:	Rochester Institute of Technology (university)(2005-present); Town of Greenburgh, NY Planning Board (municipal government) (2015-present)

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Officers:
Name:	Jeffrey S. Coons, Ph.D., CFA

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	53

Current Position(s) Held with Fund:	Vice President

Term of Office[1] & Length of Time Served:	Since 2004

Principal Occupation(s) During Past 5 Years:	President since 2010, Co-Director of Research (2002 – 2015) -Manning & Napier Advisors, LLC

Holds one or more of the following titles for various subsidiaries and affiliates: President, Director, Treasurer, or Senior Trust Officer

Name:	Elizabeth Craig

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	30

Current Position(s) Held with Fund:	Corporate Secretary

Term of Office[1] & Length of Time Served:	Since 2016

Principal Occupation(s) During Past 5 Years:	Fund Administration Manager since 2015; Mutual Fund Compliance Specialist (2009-2015) - Manning & Napier Advisors, LLC; Assistant Corporate Secretary (2011-2016) - Manning & Napier Fund, Inc.

Name:	Christine Glavin

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	50

Current Position(s) Held with Fund:	Principal Financial Officer, Chief Financial Officer

Term of Office[1] & Length of Time Served:	Principal Financial Officer since 2002; Chief Financial Officer since 2001

Principal Occupation(s) During Past 5 Years:	Director of Fund Reporting since 2011; Fund Reporting Manager (1997-2011) - Manning & Napier Advisors, LLC; Assistant Treasurer since 2008 - Exeter Trust Company

Name:	Jodi L. Hedberg

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	49

Current Position(s) Held with Fund:	Chief Compliance Officer, Anti-Money Laundering Compliance Officer

Term of Office[1] & Length of Time Served:	Chief Compliance Officer since 2004; Anti-Money Laundering Officer since 2002; Corporate Secretary (1997-2016)- Manning & Napier Fund, Inc.

Principal Occupation(s) During Past 5 Years:	Director of Compliance since 2005; Compliance Manager (1995-2005) – Manning & Napier Advisors, LLC and affiliates; Corporate Secretary – Manning & Napier Investor Services, Inc. since 2006

Name:	Scott Morabito

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	29

Current Position(s) Held with Fund:	Assistant Vice President

Term of Office[1] & Length of Time Served:	Since 2017

Principal Occupation(s) During Past 5 Years:
Director of Funds Group since 2017; Fund Product and Strategy Manager (2014-2017); Senior Product and Strategy Analyst (2013-2014); Product and Strategy Analyst (2011-2013) - Manning & Napier Advisors, LLC

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Name:	Amy Williams

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	55

Current Position(s) Held with Fund:	Assistant Corporate Secretary

Term of Office[1] & Length of Time Served:	Since 2016

Principal Occupation(s) During Past 5 Years:	Director of Fund Documentation - Manning & Napier Advisors, LLC and affiliates since 2009

Holds one or more of the following titles for various affiliates: Director

Name:	Richard Yates

Address:	290 Woodcliff Drive Fairport, NY 14450

Age:	51

Current Position(s) Held with Fund:	Chief Legal Officer

Term of Office[1] & Length of Time Served:	Chief Legal Officer since 2004

Principal Occupation(s) During Past 5 Years:	Counsel - Manning & Napier Advisors, LLC and affiliates since 2000

Holds one or more of the following titles for various affiliates: Director, Corporate Secretary, Chief Legal Officer

*	Interested Director, within the meaning of the 1940 Act by reason of her position with the Fund’s investment advisor and distributor.

[1]	The term of office of all officers shall be one year and until their respective successors are chosen and qualified, or his or her earlier resignation or removal as provided in the Fund’s By-Laws.

Equity Ownership of Directors as of 12/31/16

Name of Directors	Dollar Ranger of Equity Securities in the Series covered by this SAI	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family of Investment Companies
Stephen B. Ashley	None	Over $100,000
Paul A. Brooke	None	None
Peter L. Faber	None	Over $100,000
None
Harris H. Rusitzky	None	Over $100,000
Chester N. Watson	None	None

Interested Director
Michele T. Mosca	None	Between $50,001 and $100,000

None of the Independent Directors have any beneficial ownership interest in the Fund’s Advisor, Manning & Napier Advisors, LLC or its Distributor, Manning & Napier Investor Services, Inc.

Board Responsibilities. The management and affairs of the Fund and the Series are supervised by the Directors under the laws of the State of Maryland. The Board of Directors is responsible for overseeing the Series and each of the Fund’s additional other series, which include Series not described in this SAI. The Board has approved contracts, as described herein, under which certain companies provide essential management services to the Fund.

As with most mutual funds, the day-to-day business of the Fund, including the management of risk, is performed by third party service providers, such as the Advisor and Distributor. The Directors are responsible for overseeing the Fund’s service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Each service provider is responsible for one or more discrete aspects of the Fund’s business (e.g., the Advisor is responsible for the day-to-day management of the Fund’s portfolio investments) and, consequently, for managing the risks associated with that business.

The Directors’ role in risk oversight begins before the inception of a Series, at which time the Advisor presents the Board with information concerning the investment objectives, strategies and risks of the Series as well as proposed investment limitations for the Series. Additionally, the Advisor provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function with respect to the Fund by monitoring risks identified during regular and special reports made to the Board, as well as regular and special reports made to the Audit Committee. In addition to monitoring such risks, the Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

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The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Advisor and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Advisor, the Board meets with the Advisor to review such services. Among other things, the Board regularly considers the Advisor’s adherence to the Series’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about the Series’ investments, including, for example, portfolio holdings schedules and reports on the Advisor’s use of derivatives and illiquid securities in managing the Series.

The Board meets regularly with the Fund’s CCO to review and discuss compliance issues and Fund and Advisor risk assessments. At least annually, the Fund’s CCO provides the Board with an assessment of the Fund’s Compliance Program reviewing the adequacy and effectiveness of the Fund’s policies and procedures and those of its service providers, including the Advisor. The assessment addresses the operation of the policies and procedures of the Fund and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board directly, or through one or more of its Committees, receives reports from the Fund’s service providers that assist the Board in identifying and understanding operational risks and risks related to the valuation and liquidity of portfolio securities. The Fund’s Fair Value Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by the Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board (through its Audit Committee) oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Fund in its periodic reports with the SEC is recorded, processed, summarized, and reported within the required time periods, and the Fund’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Fund’s financial reporting and the preparation of the Fund’s financial statements.

From their review of these reports and discussions with the Advisor, the CCO, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the Fund and the Series, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Chair of the Board, Michele T. Mosca, is an interested person of the Fund as that term is defined in the 1940 Act. The Fund does not have a single lead Independent Director. The Fund has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Fund. The Fund made this determination in consideration of, among other things, the fact that the Directors who are not interested persons of the Fund (i.e., “Independent Directors”) constitute a super-majority (at least 75%) of the Board, the fact that the members of each Committee of the Board are Independent Directors, the amount of assets under management in the Fund, the number of Series (and classes of shares) overseen by the Board, and the total number of Directors on the Board.

Individual Director Qualifications

The Fund has concluded that each of the Directors should serve on the Board because of their ability to review and understand information about the Series provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Series, and to exercise their business judgment in a manner that serves the best interests of the Fund’s shareholders. The Fund has concluded that each of the Directors should serve as a Director based on their own experience, qualifications, attributes and skills as described below.

The Fund has concluded that Michele T. Mosca should serve as Director because of her knowledge of and experience in the financial services industry generally, and the specific experience she has gained with respect to the operation and distribution of the Fund from serving in various executive and management positions with the Advisor and the Distributor since 2000. Ms. Mosca has over 20 years of experience in business management, distribution strategy and oversight, platform management, product development and strategic planning. The Fund has also concluded that Ms. Mosca should serve as Director because of the experience she has gained from serving as CEO, President and Trustee of the Rainier Investment Management Mutual Funds.

The Fund has concluded that Stephen B. Ashley should serve as Director because of the experience he has gained in his various roles with the Ashley Group, a property management company, his experience as Chairman and Director of a publicly traded company, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Director of the Fund since 1996.

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The Fund has concluded that Paul A. Brooke should serve as Director because of the business experience he has gained in a variety of roles with different financial and health care related businesses. Mr. Brooke has served as Chairman and CEO of Ithaka Acquisition Corp., and following its merger with a medical device company, the Alsius Corporation, Mr. Brooke served as Chairman. As a Partner of Morgan Stanley, Mr. Brooke was responsible for global research and health care strategy. Mr. Brooke was also responsible for health care investments at Tiger Management, LLC and serves as the Managing Member for a private investment firm, PMSV Holdings, LLC. In addition, Mr. Brooke was a Founder and Managing Partner of VenBio, an investment firm focused on biotechnology. The Fund has also concluded that Mr. Brooke should serve as a Director because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2007.

The Fund has concluded that Peter L. Faber should serve as Director because of the experience he gained serving as a Partner and Senior Counsel in the tax practice of a large, international law firm, McDermott, Will & Emery LLP, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1987.

The Fund has concluded that Harris H. Rusitzky should serve as Director because of the business experience he gained as founding President of the Rochester Funds, as President of a consulting company, The Greening Group, as a Partner of The Restaurant Group, his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 1985.

The Fund has concluded that Chester N. Watson should serve as Director because of the business experience he has gained as the Chief Audit Executive of General Motors Company, Lucent Technologies, and Verizon Communications (formerly Bell Atlantic Corporation) and as an Audit Partner in two major accounting firms, as well as his experience as a member of the Board of Trustees of Rochester Institute of Technology, where he serves as Chairman of the Finance Committee and Member of the Audit Committee. The Fund has also concluded that Mr. Watson should serve as a Director because of his knowledge of the financial services industry, and the experience he has gained serving as Director of the Fund since 2012.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Directors primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Fund. Moreover, references to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Director as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Committees

There are two Committees of the Fund’s Board of Directors: the Audit Committee and the Governance and Nominating Committee.

The Audit Committee is comprised of the following Independent Directors: Stephen B. Ashley, Paul A. Brooke, Harris H. Rusitzky and Chester N. Watson (Chairman). The Audit Committee meets twice annually, and, if necessary, more frequently. The Audit Committee met twice during the last fiscal year. The Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Fund’s process for monitoring compliance with investment restrictions and applicable laws and regulations. All of the members of the Audit Committee have been determined by the Board to be audit committee financial experts, as defined by the SEC. The designation of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Audit Committee and Board in the absence of such designation.

The Governance and Nominating Committee is comprised of the following Independent Directors: Stephen B. Ashley, Paul A. Brooke (Chairman), Peter L. Faber, Harris H. Rusitzky and Chester N. Watson. The Governance and Nominating Committee meets on an annual basis, and, if necessary, more frequently. The Governance and Nominating Committee met twice during the last fiscal year. The Governance and Nominating Committee evaluates candidates’ qualifications for Board membership and the independence of such candidates from the Advisor and other principal service providers for the Fund; makes recommendations to the full Board for nomination for membership on any committees of the Board; reviews as necessary the responsibilities of any committees of the Board and whether there is a continuing need for each committee; evaluates whether there is a need for additional committees of the Board; evaluates whether committees should be combined or reorganized; and reviews the performance of all Board members. The Governance and Nominating Committee’s procedures for the consideration of candidates for Board membership submitted by shareholders are attached as Appendix B.

The Interested Director and the officers of the Fund do not receive compensation from the Fund, except that a portion of the Fund’s CCO’s salary is paid by the Fund. Each Independent Director receives an annual fee of $70,000. Annual fees will be calculated quarterly. Each Independent Director receives $10,000 per Board meeting attended. In addition, the Independent Directors who are members of the Audit Committee receive $3,000 per Committee meeting attended, and the Independent Directors who are members of the Governance and Nominating Committee receive $2,000 per Committee meeting attended. Mr. Watson receives an additional fee of $2,500 per Audit Committee meeting for serving as Audit Committee Chairman.

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Compensation Table for Fiscal Year Ended October 31, 2016

Name	Position with Registrant	Aggregate Compensation from Fund	Pension	Estimated Benefits upon Retirement	Total Compensation from Fund and Fund Complex*
Jodi Hedberg	CCO	$130,000			$130,000
Harris H. Rusitzky	Director	$160,000			$160,000
Peter L. Faber	Director	$154,000			$154,000
Stephen B. Ashley	Director	$160,000			$160,000
Paul A. Brooke	Director	$160,000			$160,000
Chester N. Watson	Director, Audit Committee Chair	$165,000			$165,000

*	As of October 31, 2016, the Fund Complex consisted of 39 Series.

As of [date], the directors and officers of the Fund, as a group, owned less than 1% of the Acquired Series.

Code of Ethics

The Fund, the Advisor, and the Fund’s principal underwriter have adopted a Code of Ethics (the “Manning & Napier Code”), and the Sub-Advisor has adopted a Code of Ethics (the “Rainier Code”), pursuant to Rule 17j-1 under the 1940 Act. These Codes apply to the personal investing activities of directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Manning & Napier Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Under the Rainier Code, access persons are generally not permitted to engage in personal securities transactions. Copies of the Codes of Ethics are on file with the SEC, and are available to the public.

Proxy Voting Policy

The Board of Directors has delegated proxy voting responsibilities with respect to securities held by the Series to the Advisor, subject to the Board’s general oversight, and the Advisor has delegated proxy voting responsibilities with respect to securities held by the Series to the Sub-Advisor.

Rainier analyzes each proxy on a case-by-case basis, informed by the guidelines summarized below, subject to the requirement that all votes be cast solely in the long-term interest of its clients, including the Series. Rainier does not intend for these guidelines to be exhaustive. Hundreds of issues appear on proxy ballots every year, and it is neither practical nor productive to fashion voting guidelines and policies which attempt to address every eventuality. Rather, Rainier’s guidelines are intended to cover the most significant and frequent proxy issues that arise. Rainier revises its guidelines as events warrant.

The oversight of Rainier’s Proxy Policy is administered by Rainier’s Proxy Committee. The Chairman and Proxy Committee members are named by Rainier’s Board of Directors and generally made up of equity portfolio managers and any other employee the Board deems appropriate. The Proxy Committee meets as often as necessary to meet its obligations under this Policy, but no less frequently than once each calendar year.

Rainier votes on a pre-established set of policy guidelines and on the recommendations of an independent third party, Institutional Shareholder Services, Inc. (“ISS”). ISS makes its recommendations based on its independent, objective analysis of the economic interests of shareholders. This process helps ensure that Rainier votes in the best interest of its clients, and it helps insulate the voting decisions from any potential conflicts of interest. Subject to Proxy Committee procedures, the Proxy Committee may override ISS vote recommendations on a case-by-case basis on:

•          Issues called out by other established proxy voting guidelines, such as the AFL-CIO Proxy Voting Guidelines;

•          Issues that ISS itself considers on a case-by-case basis;

•          Other business as the Proxy Committee deems appropriate.

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As noted above, Rainier relies on the recommendations of ISS. Rainier retains ultimate responsibility for the votes, and has the ability to override ISS vote recommendations. Rainier will only do so, however, if it believes that a different vote is in the best interests of its clients.

To the extent Rainier desires to override ISS vote recommendations for the reasons noted above, Rainier will consider whether the proxy voting decision poses a material conflict between its interest and that of the relevant clients. If Rainier determines that a proxy proposal raises a material conflict between Rainier’s interest and clients’ interests, Rainier will resolve such a conflict in the manner described below, in its discretion:

(i)
Rainier may follow the recommendation of another nationally recognized third-party proxy advisory service, and document Rainier’s reasons for overriding ISS and voting in accordance with the recommendation of the other third party;

(ii)	Rainier may decide independently how to vote the proxies notwithstanding its material conflict of interest, provided it carefully and fully documents its reasons for voting in the manner proposed;

(iii)
Rainier may, at its discretion, disclose the conflict to each affected client and vote as directed by the client, if Rainier receives a timely response from the client (and Rainier may abstain from voting in the absence of a timely client response);

(iv)	Rainier may erect information barriers around the person or persons making the voting decision sufficient to insulate the decisions from the conflict;

(v)
Rainier may abstain from voting on the proposal, if (a) Rainier determines that an abstention is in the best interest of the affected clients as a whole, (b) the cost of voting the proxy is extraordinary and exceeds the expected benefit to the affected client as a whole, (c) Rainier concludes that the value of the affected clients’ economic interest as a whole in the proposal or the value of the portfolio holding is insignificant, or (d) Rainier has not received a timely response from the client(s); or

(vi)	Rainier may implement any other procedures that result in a decision that is demonstrably based on the clients’ best interests and not the product of the conflict.

Voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking. These conditions present challenges such as but not limited to:

•
the shares in some countries may be “blocked” by the custodian or depository for a specified number of days before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Rainier may refrain from voting shares of foreign stocks subject to blocking restrictions where, in its judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares;

•	often it is difficult to ascertain the date of a shareholder meeting and time frames between notification and the actual meeting date may be too short to allow timely action;

•	language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting; and

•	the lack of “proxy voting service” or the imposition of voting fees may limit Rainier’s ability to lodge votes in such countries.

There may be times when refraining from voting a proxy is in a client’s best interest, such as when Rainier determines that the cost of voting the proxy exceeds the expected benefit to the client.

The Fund is required to disclose annually the Fund’s complete proxy voting record on Form N-PX. The Fund’s proxy voting record for the most recent 12 month period ended June 30th is available upon request by calling 1-800-466-3863 or by writing to the Fund at Manning & Napier Fund, Inc., P.O. Box 805, Fairport, NY 14450. The Fund’s Form N-PX is also available on the SEC’s website at www.sec.gov.

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Principal Shareholders and Control Persons

As of [date], the following persons were the only persons who were record owners (or to the knowledge of the Fund, beneficial owners) of 5% or more of the shares of a class of the Acquired Series. Persons who beneficially own more than 25% of a Series’ outstanding shares may be deemed to control the Series within the meaning of the 1940 Act. Shareholders controlling a Series may have a significant impact on any shareholder vote of the Series. The Fund believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

The Advisor and the Sub-Advisor

Manning & Napier Advisors, LLC acts as the Fund’s investment advisor. Manning & Napier Group, LLC (“Manning & Napier Group”) owns 100% of the outstanding interests in MNA and acts as the sole managing member of MNA. Manning & Napier, Inc., a publicly traded company (ticker symbol “MN”), acts as the sole managing member of Manning & Napier Group. Mr. William Manning controls Manning & Napier, Inc. by virtue of his majority ownership of its voting securities and therefore, also controls Manning & Napier Group and MNA. Under the Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and the Advisor, the Advisor is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor’s directors, officers or employees who may be elected as officers of the Fund to serve as such. In addition, the Advisor oversees the Sub-Advisor to ensure its compliance with the investment objective, policies, strategies, and restrictions of the Series, and monitors the Sub-Advisor’s adherence to its investment style.

Rainier Investment Management, LLC acts as the Series’ investment sub-advisor. Manning & Napier Group owns a majority of the outstanding interests in Rainier, and the remaining interests are owned by certain of Rainier’s employees. Under the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement,” and, together with the Advisory Agreement, the “Agreements”) between the Advisor and the Sub-Advisor, the Sub-Advisor provides a continuous investment program for the Series and makes decisions and places orders to buy, sell or hold particular securities.  The Sub-Advisor is also responsible for managing its employees who provide services to the Fund.

The Fund pays the Advisor for the services performed a fee at the annual rate of 0.90% of the Series’ average daily net assets, and the Advisor pays the Sub-Advisor out of the fee received from the Series at an annual rate of 0.70% of the Series’ average daily net assets. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Series. As described below, the Advisor is separately compensated for acting as the Fund’s accounting services agent and providing administration services to the Series.

Rainier was the Acquired Series’ investment advisor, and the Acquired Series paid Rainier a management fee at the annual rate of 1.00% of the Acquired Series’ average daily net assets.

After its initial two year term, the continuance of each Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Directors; and (ii) by the vote of a majority of the Directors who are not parties to such Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Directors or by a majority of the outstanding shares of the Fund on 60 days’ written notice to the Advisor, or by the Advisor on 60 days’ written notice to the Fund. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or the termination of the Advisory Agreement and is terminable at any time without penalty (i) by the Directors or by a majority of the outstanding shares of the Fund, (b) by the Advisor on not more than 60 days’ nor less than 30 days’ written notice to the Sub-Advisor, or (c) by the Sub-Advisor on 90 days’ written notice to the Advisor.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that total direct annual operating expenses for the Series do not exceed 1.15% of the Series’ average daily net assets, exclusive of Distribution and Shareholder Services Fees (as defined below), as applicable.  The agreement will remain in effect until February 28, 2019, and may be extended. The Advisor’s agreement to limit the Series’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through its investments in other investment companies.  Rainier had contractually agreed to waive fees and reimburse expenses so that total direct annual operating expenses for the Acquired Series did not exceed 1.25% of the Acquired Series’ average daily net assets, exclusive of distribution and/or shareholder services fees.

For periods ended March 31, the advisory fees paid by the Acquired Series to Rainier, and the fees waived by Rainier, were as follows:

2015		2016		2017
Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
$276, 634	$104,388	$780,496	$71,258	$1,813,320	$212,943

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The Advisor serves as the Fund’s accounting services agent and provides administration services to the Fund and its series.  The Advisor has contracted with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 4400 Computer Drive, Westborough, MA 01581, to provide sub-accounting and sub-administration services to each series of the Fund.

Pursuant to a Master Services Agreement dated November 1, 2014, as amended and restated, the Fund pays the Advisor an annual fee related to fund accounting and administration services in the following amounts: 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per Series. For purposes of calculating the foregoing fees, the assets of the Series are aggregated with the assets of the Fund’s other series that are not fund-of-fund series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged to the Fund.

BNY Mellon serves as the Fund’s transfer agent and dividend disbursing agent.  Transfer agent fees are charged to the Fund on a per account basis.

For the fiscal years ended March 31,  2015, 2016 and 2017, the Acquired Series paid $91,819, $133,053 and $247,604, respectively, to U.S. Bancorp Fund Services, LLC for fund accounting, transfer agent, and fund administration services, and to U.S. Bank N.A. for custodian services.

Shares of the Series may be used from time to time as an investment for clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. In connection with these services, the shares of a Series may be utilized as the principal investment medium or, for certain Series, may be used as a means of capturing an investment opportunity in a specific market or industry sector. Once the Advisor determines that such an investment opportunity has been captured for its discretionary accounts, it generally will sell the shares of the relevant Series from such clients’ accounts. The Advisor will monitor the cash flows in and out of the Series resulting from any such activity in an effort to minimize any potential negative impact upon the performance of the Series.

The Distributor

Manning & Napier Investor Services, Inc. (the “Distributor”), an affiliate of the Advisor, acts as Distributor of Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement (the “Distribution Agreement”) which applies to each class of shares of the Fund.

The Distribution Agreement is renewable annually. The continuation of the Distribution Agreement must be specifically approved by the Board of Directors and separately by the Directors who are not parties to the Distribution Agreement or “interested persons” (as defined under the 1940 Act) of any party to the Distribution Agreement.

The Distributor will not receive compensation for distribution of Class I shares of the Series.

Payments to Broker-Dealers and Other Financial Intermediaries

Sales Charges

Sales charges were imposed on certain purchases of Class A Shares of the Acquired Series.

For periods ended March 31, the aggregate amount of underwriting commissions, and the amount of such commissions retained by Quasar Distributors, LLC, the Acquired Series’ principal underwriter, were as follows:

2015		2016		2017
Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter	Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter	Aggregate Amount of Underwriting Commissions	Amount Retained by Principal Underwriter
$9,003	$1,419	$14,930	$2,285	$23,151	$3,940

The Distribution Plan — Class K Shares

The Fund’s Board of Directors has adopted a Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) whereby Class K shares of the Series are subject to an annual distribution and shareholder services fee (a “Distribution and Shareholder Services Fee”) of 0.25% of the Class K shares’ average daily net assets.

The Distribution and Shareholder Services Fee is intended to compensate the Distributor for services and expenses primarily intended to result in the sale of Class K shares and/or in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services to holders of Class K shares of the Series.

The Distribution Plan has been adopted in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Distribution Plan shall continue in effect for so long as its continuance is specifically approved at least annually by votes of the majority of both (i) the Directors of the Fund and (ii) those Directors of the Fund who are not “interested persons” (as defined under the 1940 Act) of the Fund, and have no direct or indirect financial interest in the operation of the Distribution Plan or any agreements related to it (referred to as the “Qualified Directors”), cast in person at a Board of Directors meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. The Distribution Plan may not be amended to increase materially the amount of distribution expenses permitted to be paid under the Distribution Plan without the approval of shareholders holding a majority of the outstanding Class K shares. All material amendments to the Distribution Plan must be approved by votes of the majority of both (i) the Directors of the Fund and (ii) the Qualified Directors.

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With respect to amounts paid under the Distribution Plan for distribution services, the Distributor may use this fee on any activities or expenses primarily intended to result in the sale of Class K shares, including, but not limited to, (i) as compensation for the Distributor’s services in connection with distribution assistance; or (ii) as a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor’s affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.

With respect to shareholder services, the Distributor may use payments under this aspect of the Distribution Plan to provide or enter into agreements with organizations, including affiliates of the Distributor, such as the Advisor (referred to as “Service Organizations”), who will provide certain service activities for Class K shareholders, including, but not limited to: (i) maintaining accounts relating to shareholders that invest in shares of the class; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or Service Organizations; (iv) responding to inquiries from shareholders concerning their investment in shares of the class; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in shares of the class; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or its service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. The Distributor may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor and/or Service Organizations’ affiliates and subsidiaries as compensation for such services.

Generally, the Distribution and Shareholder Services Fee paid under the Distribution Plan will not be retained by the Distributor but will instead be reallowed to various financial intermediaries and Service Organizations, including the Advisor, that enter into distribution and/or shareholder servicing agreements with the Distributor. The Distribution Plan and class structure of the Fund permit the Fund to allocate an amount of fees to a financial intermediary or Service Organization based on the level of distribution and/or shareholder services it agrees to provide. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of the Distribution and Shareholder Services Fee payable to the Distributor, and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

Payments under the Distribution Plan are made as described above regardless of the Distributor’s actual cost of providing the services and may be used to pay the Distributor’s overhead expenses. If the cost of providing the services under the Distribution Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by the Distributor or waived and reimbursed to the applicable Series.

The Acquired Series had a distribution plan that provided that the Acquired Series could pay a fee to Rainier, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Acquired Series’ Class A Shares. The table below shows the fees paid under the Predecessor Fund’s distribution plan for the fiscal year ended March 31, 2017.

Fees Paid	Fees Retained by Rainier as Distribution Coordinator
$261,039	$114,632

Other Payments by the Fund

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class K shares and Class I shares. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund.

Payments by the Advisor and/or its Affiliates

The Advisor may use its own resources to engage in activities that may promote the sale of the Series’ shares, including payments, or other forms of incentives such as discounted fees for products or services of affiliates, to third parties who provide services such as shareholder servicing, marketing support, and distribution assistance to the Series. These fees or other incentives are in addition to any payments made to financial intermediaries by the Fund. The level of payments made to financial intermediaries may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of the Series attributable to the financial intermediary, the particular type of Series, or other measures as agreed to in writing by the Advisor, the Distributor and/or their affiliates and the financial intermediaries or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time and may be different for different financial intermediaries based on, for example, the nature of the services provided by the financial intermediary.

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The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to financial intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. The Advisor may also, from its own resources, defray or absorb costs relating to distribution, including compensation of employees who are involved in distribution. These payments or discounts may be substantial but are paid or discounted by the Advisor or its affiliates, not by the Series or their shareholders. Such payments may provide an incentive for the financial intermediary to make shares of a Series available to its customers and may allow a Series greater access to the financial intermediary’s customers, and may create a conflict of interest by influencing the financial intermediary to recommend a Series over another investment.

Custodian, Independent Registered Public Accounting Firm, and Counsel

The custodian for the Fund is The Bank of New York Mellon (the “Custodian”), 135 Santilli Highway, Everett, MA 02149. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. The Custodian may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that it shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the Fund.

PricewaterhouseCoopers LLP (“PwC”), with offices at 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for all the series of the Fund. In addition to providing audit services, PwC reviews and signs as paid preparer the Series’ federal and New York State tax returns and provides assistance on certain non-audit matters.

The Fund’s counsel is Morgan, Lewis & Bockius LLP (“MLB” or “Counsel”), 1701 Market Street, Philadelphia, PA 19103.

Purchases and Redemptions

Check Acceptance Policy. The Fund reserves the right to reject certain forms of payment for share purchases. The Fund maintains a check acceptance policy for share purchases. Checks must be made payable to the Manning & Napier Fund, Inc. and must be in U.S. dollars. The Fund will not accept cash, third party checks, starter checks, travelers checks, credit card checks, or money orders. Investments that are received in an unacceptable form will be returned.

Investors Outside the U.S. The Fund does not generally accept investments by non-U.S. persons or U.S. persons living outside the U.S. Investments from U.S. persons living outside the U.S. may be accepted if the U.S. person maintains a physical address within the U.S. or utilizes an APO or similar address. Non-U.S. persons may be permitted to invest under certain limited circumstances.

Payment for shares redeemed. Payment for shares presented for redemption may be delayed more than seven days only for (1) any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which the SEC determines that trading on the NYSE is restricted; (2) for any period during which the SEC determines that an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit.

Other Information about Purchases and Redemptions. The Fund has authorized a number of brokers to accept purchase and redemption orders on its behalf, and these brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund’s behalf. Orders placed with an authorized financial intermediary will be processed at the share price of the appropriate Series next computed after they are received in good order by the financial intermediary or its designee. Accordingly, for you to receive the current business day’s share price, your order must be received by an authorized financial intermediary or its designee in good order before the close of regular trading on the NYSE. Your financial intermediary is responsible for transmitting requests and delivering funds to the Series on a timely basis.

Portfolio Managers

This section includes information about the Series’ portfolio manager, including information about the dollar range of Fund shares he owns, how he is compensated, and other accounts he manages.  This information is current as of March 31, 2017.
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Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI*	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series*
Henrik Strabo, Head of International Investments at Rainier	Series’ Portfolio Manager	Between $500,001 and $1,000,000	Between $500,001 and $1,000,000

* Dollar ranges do not reflect interests owned by a Portfolio Manager in collective investment trust funds managed by the Advisor, which may have investment objectives, policies and strategies substantially similar to those of a series of the Fund.

Compensation. The portfolio manager receives a fixed base salary, as well as a bonus based on the profitability of the portfolio manager’s strategy, and the investment performance over a period of up to five years of (i) the strategy relative to its benchmark on a net of fees basis and (ii) the Series relative to the performance of competing funds based on information developed by a third party.

Management of Other Portfolios. The following table provides information about other portfolios managed by the Series’ portfolio manager. The information provided is current as of March 31, 2017.  The information below excludes the Series in this SAI. None of these accounts is subject to a performance-based fee.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accts	Total Assets	Number of Accts	Total Assets ($ in millions)	Number of Accts	Total Assets ($ in millions)
Henrik Strabo	0	$0	1	$83.1	3	$193.3

Management of Conflicts of Interest. The Sub-Advisor’s management of other accounts may give rise to potential conflicts of interest in connection with its management of the Series’ investments, on the one hand, and the investments of the other accounts, on the other. The Sub-Advisor may, for example, have an incentive to favor accounts with higher fees  in the allocation of investment opportunities.  However, the Sub-Advisor has structured the portfolio manager’s compensation such that he would not be expected to have an incentive to favor particular accounts over other accounts, and has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Portfolio Transactions and Brokerage

The Agreements state that in connection with their duties to arrange for the purchase and the sale of securities held in the portfolio of the Series by placing purchase and sale orders for the Series, the Advisor and the Sub-Advisor shall select such broker-dealers (“brokers”) as shall, in the Advisor’s or the Sub-Advisor’s judgment, implement the policy of the Fund to achieve “best execution,” i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor and the Sub-Advisor are authorized in the Agreements to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Series on a continuing basis. The Advisor and the Sub-Advisor are also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor or the Sub-Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Series. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor and the Sub-Advisor may make purchases of underwritten issues for the Series at prices which include underwriting fees. The Agreements state that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor or the Sub-Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor’s or the Sub-Advisor’s overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor and the Sub-Advisor shall use their judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor and the Sub-Advisor are further authorized to allocate the orders placed on behalf of the Series to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, the Sub-Advisor, or any of their affiliates to the extent permitted by law. Such allocation shall be in such amounts and proportions as the Advisor or the Sub-Advisor shall determine, and the Advisor and the Sub-Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Advisor or the Sub-Advisor might utilize Series commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The research which the Advisor or the Sub-Advisor receives for the Series’ brokerage commissions, whether or not useful to the Fund, may be useful to the Advisor or the Sub-Advisor in managing the accounts of the Advisor’s or the Sub-Advisor’s other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

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 Brokerage Commissions Paid in Last Three Fiscal Years For periods ended March 31, the Acquired Series paid the following brokerage commissions:

2015	2016	2017
$161,562	$385,528	$779,047

Changes in brokerage commissions are generally due to changes in the Acquired Series’ net assets and/or in portfolio turnover.

Directed Brokerage. For the fiscal year ended March 31, 2017, the Acquired Series paid brokerage commissions to brokers because of research services provided as follows:

Brokerage Commissions Directed in Connection with Research Services Provided	Aggregate Dollar Amount of Transactions for which Such Commissions Were Paid
$265,921	$151,170,712

Regular Broker-Dealers. The Series’ regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commissions from the Series; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series; and (iii) the ten broker-dealers that sold the largest dollar amount of Series shares. During the fiscal year ended March 31, 2017, the Acquired Series did not hold any securities of its regular broker-dealers.

Net Asset Value

The NAV is determined on each day that the NYSE is open for trading. In determining the NAV of the Series’ shares, common stocks that are traded OTC or listed on national securities exchanges other than the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the NYSE (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. Unlisted securities that are not included in such NASDAQ National Market System are valued at the quoted bid prices in the OTC market. Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Futures, and related options on futures, traded on U.S. and foreign exchanges are valued at the exchange settlement price, or if no settlement price is available, at the last sale price as of the close of the exchange on the valuation date. Investments in registered investment companies are valued at their NAV per share on valuation date. All securities initially expressed in foreign currencies will be converted to U.S. dollars using current exchange rates. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available or for which the Advisor deems the market quotations to be unreliable are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund’s Board of Directors. A Series’ determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Series assigns to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund’s Board of Directors.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the NYSE is not open and the Series do not price their shares. As a result, the NAV of a Series may change at a time when shareholders are not able to purchase or redeem shares.

If trading or events occurring in other markets after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value taking this trading or these events into account.

Federal Tax Treatment of Dividends and Distributions

The following is only a summary of certain tax considerations generally affecting the Series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state, local and foreign tax liabilities.

The following discussion of certain U.S. federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this SAI. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

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Qualification as a Regulated Investment Company (“RIC”). The Series is treated as a separate entity for federal income tax purposes and is not combined with the Fund’s other series. It is the policy of the Series to qualify for the favorable tax treatment accorded RICs under Subchapter M of the Code. By following such policy, the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) timely distributed to shareholders.

In order to qualify as a RIC the Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); and (2) diversify its holdings so that at the close of each quarter of each taxable year (i) at least 50% of the value of the Series’ total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series’ total assets and 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other RIC) or the securities (other than the securities of other RICs) of two or more issuers that are engaged in the same or similar trades or businesses or related trades or businesses if the Series owns at least 20% of the voting power of each such issuer, or the securities of one or more qualified publicly traded partnerships. These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series’ investments. If the Series qualifies as a RIC, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it timely distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If the Series fails to satisfy the qualifying income or diversification requirements in any taxable year, it may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. If these relief provisions are not available to the Series for any year in which it fails to qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders. In addition, the Series could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC under Subchapter M of the Code.

For taxable years beginning after December 22, 2010, the Series may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Series’ taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing the Series’ distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for RICs is similar to the rules that apply to individuals which provide that such losses are carried over by a Series indefinitely. Thus, if the Series has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of the Series’ net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Series’ next taxable year, and the excess (if any) of the Series’ net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Series’ next taxable year. Certain rules require capital losses incurred after December 22, 2010, to be utilized before losses incurred prior to December 22, 2010, which, depending on the circumstances for the Series, may result in the expiration of losses incurred prior to December 22, 2010. In addition, the carryover of capital losses may be limited under the general loss limitation rules if the Series experiences an ownership change as defined in the Code.

The Series is treated as a separate corporation for federal income tax purposes. The Series therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. Losses in one Series do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Series level rather than at the Fund level.

Excise Tax. If the Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98.2% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intends to make sufficient distributions to avoid imposition of this tax. The Series may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Series to satisfy the requirements for qualification as a RIC.

Distributions and Dividends. The Series receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Series, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as “Qualified Dividend Income” (currently eligible for the reduced maximum capital gains rate to individuals of up to 20% (lower rates apply to individuals in lower tax brackets)) to the extent that the Series receives, and reports its dividends as Qualified Dividend Income. Qualified Dividend Income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the United States). In order for some portion of the dividends received by the Series’ shareholder to be Qualified Dividend Income, the Series must meet the holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Series’ shares. Distributions that the Series receive from an ETF or underlying fund taxable as a RIC or REIT will be treated as Qualified Dividend Income only to the extent so reported by such ETF, underlying fund or REIT.

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Any distribution by the Series may be taxable to shareholders regardless of whether it is received in cash or in additional shares. The Series may derive capital gains and losses in connection with sales or other dispositions of the portfolio securities. Distributions from net short-term capital gains will generally be taxable to shareholders as ordinary income. Distributions from net long-term capital gains will be taxable to shareholders as long-term capital gains regardless of how long the shares have been held. The current maximum tax rate on long-term capital gains is 20% (lower rates apply to individuals in lower tax brackets). Certain distributions may qualify for a dividends-received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income the Series receives from a domestic corporation and are properly reported by that Series.

The Series will inform you of the amount of your ordinary income dividends, Qualified Dividend Income, and capital gain distributions shortly after the close of each calendar year. Shareholders who have not held the Series’ shares for a full year should be aware that the Series may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in the Series. A distribution will reduce a Series’ NAV per share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. Therefore, an investor should consider the tax consequences of purchasing shares immediately before a distribution record date.

REITs in which the Series invests often do not provide complete and final tax information to the Series until after the time that the Series issues the tax reporting statement. As a result, the Series may at times find it necessary to reclassify the amount and character of its distributions to you after it issues your tax reporting statement. When such reclassification is necessary, the Series will send you a corrected, final Form 1099-DIV to reflect the reclassified information. If you receive a corrected Form 1099-DIV, use the information on this corrected form, and not the information on the previously issued tax reporting statement, in completing your tax returns.

If the Series’ distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in the Series’ shares and result in higher reported capital gain or lower reported capital loss when those shares on which a distribution was received are sold.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale, exchange, or redemption of shares of the Series).

Sale, Exchange, or Redemption of Shares. Any gain or loss recognized on a sale, exchange or redemption of shares of the Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of shares of a Series for shares of a different Series is the same as a sale.

The Series (or its administrative agent) is required to report to the Internal Revenue Service (“IRS”) and furnish to shareholders the cost basis information for shares purchased by shareholders. In addition to the requirement to report the gross proceeds from the sale of shares, the Series is also required to report the cost basis information for such shares and indicate whether the shares had a short-term or long-term holding period. Each time a shareholder sells shares, the Series will permit the shareholder to elect from among several IRS accepted cost basis methods, including average cost. In the absence of an election, the Series will use average cost. The cost basis method elected by the shareholder (or the cost basis method applied by default) for each sale of shares may not be changed after the settlement date of each such sale of shares. Shareholders should consult with their tax advisors to determine the best IRS accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

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Under current law, the Series serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Series if shares in the Series constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Certain types of income received by a Series from REITs, REMICs, taxable mortgage pools or other investments may cause the Series to designate some or all of its distributions as “excess inclusion income.” To Series shareholders such excess inclusion income may (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Series to be subject to tax if certain “disqualified organizations” as defined by the Code are Series shareholders.

Tax-exempt investors sensitive to UBTI, especially charitable remainder trusts, are strongly encouraged to consult their tax advisers prior to investment in the Series regarding this issue and IRS pronouncements regarding the treatment of such income in the hands of such investors.

Taxation of Series Investments. The Series’ transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies, derivative securities, and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may affect the ability of the Series to qualify as a RIC, accelerate income to the Series, defer losses to the Series, require adjustments in the holding periods of the Series’ assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series’ income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. The Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

The Series is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Series may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Series. It is anticipated that any net gain realized from the closing out of futures or options contracts with respect to securities may be considered gain from the sale of securities and therefore may be qualifying income for purposes of the Qualifying Income Test (as described above). The Series intends to distribute to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Series’ fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Series’ other investments, and shareholders are advised on the nature of the distributions.

Certain investments in other underlying funds and ETPs may not produce qualifying income for purposes of the Qualifying Income Test (as described above) or satisfy the asset holdings requirements that must be met in order for a Series to maintain its status as a RIC under the Code. For example, investments in ETPs that track physical commodities and which are treated as grantor trusts under the Code do not generate qualifying income and are not considered “securities” for purposes of the asset diversification requirements (as described above). If one or more underlying funds and/or ETPs generates more non-qualifying income for purposes of the Qualifying Income Test than the Series’ portfolio management expects, it could cause the Series to inadvertently fail the Qualifying Income Test, thereby causing the Series to inadvertently fail to qualify as a RIC under the Code.

The Series may invest in REITs. Investments in REIT equity securities may require the Series to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Series may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Series’ investments in REIT equity securities may at other times result in the Series’ receipt of cash in excess of the REIT’s earnings; if the Series distributes these amounts, these distributions could constitute a return of capital to such Series shareholders for federal income tax purposes. Dividends received by the Series from a REIT generally will not constitute qualified dividend income.

Foreign Investments. Transactions by the Series in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Series (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Series and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Series to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Series to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Series intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Series as a RIC and minimize the imposition of income and excise taxes.

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Dividends and interest received by the Series may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the U.S. may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of the Series’ total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Series will be eligible to, and may, file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions’ income taxes paid by the Series. If the Series were to make such an election, the Series would treat those taxes as dividends paid to its shareholders. Each shareholder would be required to include a proportionate share of those taxes in gross income as income received from a foreign source and to treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If the Series makes the election, it will report annually to its shareholders the respective amounts per share of the Series’ income from sources within, and taxes paid to, foreign countries and United States possessions.

Foreign tax credits, if any, received by the Series as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Series qualifies as a “qualified fund-of-funds” under the Code. If the Series is a “qualified-fund-of-funds” it will be eligible to file an election with the IRS that will enable it to pass along these foreign tax credits to its shareholders. The Series will be treated as a “qualified fund-of-funds” if at least 50% of the value of the Series’ total assets (at the close of each quarter of the Series’ taxable year) is represented by interests in other RICs.

If the Series owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Series will be subject to one of the following special tax regimes: (i) the Series is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Series as a dividend to its shareholders; (ii) if the Series were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Series would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Series’ pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Series; or (iii) the Series may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Series may have to distribute to its shareholders certain “phantom” income and gain the Series accrues with respect to its investment in a PFIC in order to satisfy its distribution requirement and to avoid imposition of the 4% excise tax described above. The Series will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Backup Withholding. In certain cases, the Series will be required to withhold and remit to the U.S. Treasury 28% of any taxable dividends, capital gain distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the IRS, (3) who has not certified to the Series that such shareholder is not subject to backup withholding, or (4) who has failed to certify that he or she is a U.S. person (including a U.S. resident alien). This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Foreign Shareholders. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income. The Series may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax.   Gains realized by foreign shareholders from the sale or other disposition of shares of a Series generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Series. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Under legislation generally known as “FATCA” (the Foreign Account Tax Compliance Act), the Series is required to withhold 30% of certain ordinary dividends it pays, and, after December 31, 2018, 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the Series or its agent on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the IRS in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to a Series or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

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A non-U.S. entity that invests in the Series will need to provide the Series with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.

Foreign shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax and the proper withholding form(s) to be submitted to the Series.

Potential Reporting Requirements. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Series are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State and Local Taxes. Distributions by the Series to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Series, which may differ from the federal income tax consequences.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Series. Investments in Ginnie Mae or Fannie Mae securities, bankers acceptances, commercial paper, and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-fee treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding whether, and under what conditions, such exemption is available.

Shareholders should consult their own tax advisors regarding the effect of federal, state, local, and foreign taxes affecting an investment in shares of the Series.

The Series’ shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distribution from the Series until a shareholder begins receiving payments from its retirement account. Because each shareholder’s tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the shares of a Series.

Performance Reporting

The performance of the Series may be compared in publications to the performance of various indices and investments for which reliable performance data is available. It may also be compared to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Series’ annual reports contain additional performance information. These reports are available without charge at the Fund’s website, www.manning-napier.com, or by calling 1-800-466-3863.

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Appendix A — Description of Bond Ratings1

Moody’s Investors Service, Inc. (“Moody’s”) Short-Term Prime Rating System — Taxable Debt and Deposits Globally

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer’s branch is located are not incorporated into Moody’s short-term debt ratings.

If an issuer represents to Moody’s that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

[1]
The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund’s fiscal year-end.

Moody’s Municipal and Corporate Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

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A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by 9(a) earnings of projects under constructions, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Standard & Poor’s Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

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Standard & Poor’s Municipal and Corporate Bond Ratings

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

NR: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

The letters ‘pr’ indicate that the rating was provisional. A provisional rating assumed the successful completion of a project financed by the debt being rated and indicates that payment of debt service requirements was largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, made no comment on the likelihood of or the risk of default upon failure of such completion.

The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, which are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation would not exhibit extraordinary non-credit related risks. Standard & Poor’s discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Table of Contents - Statement of Additional Information
44

Appendix B — Procedures for the Nominating Committee’s Consideration of Potential Nominees Submitted by Stockholders

A nominee for nomination as a Director submitted by a stockholder will not be deemed to be properly submitted to the Committee for the Committee’s consideration unless the following qualifications have been met and procedures followed:

1.
A stockholder or group of stockholders (referred to in either case as a “Nominating Stockholder”) that, individually or as a group, has beneficially owned at least 5% of the Fund’s common stock for at least two years prior to the date the Nominating Stockholder submits a candidate for nomination as a Director may submit one candidate to the Committee for consideration at an annual meeting of stockholders.

2.
The Nominating Stockholder must submit any such recommendation (a “Stockholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

3.
The Stockholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than the date specified in a public notice by the Fund. Such public notice shall be made at least 30 calendar days prior to the deadline for submission of Stockholder Recommendations. Such public notice may be given in a stockholder report or other mailing to stockholders or by any other means deemed by the Committee or the Board of Directors to be reasonably calculated to inform stockholders.

4.
The Stockholder Recommendation must include: (i) a statement in writing setting forth (A) the name, date of birth, business address and residence address of the person recommended by the Nominating Stockholder (the “candidate”); (B) any position or business relationship of the candidate, currently or within the preceding five years, with the Nominating Stockholder or an Associated Person of the Nominating Stockholder (as defined below); (C) the class or Series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such Nominating Stockholder by the candidate; (D) any other information regarding the candidate that is required to be disclosed about a nominee in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Directors pursuant to Section 20 of the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder; (E) whether the Nominating Stockholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if believed not to be an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; and (F) information as to the candidate’s knowledge of the investment company industry, experience as a director or senior officer of public companies, directorships on the boards of other registered investment companies and educational background ; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Director if elected; (iii) the written and signed agreement of the candidate to complete a directors’ and officers’ questionnaire if elected; (iv) the Nominating Stockholder’s consent to be named as such by the Fund; (v) the class or Series and number of all shares of the Fund owned beneficially and of record by the Nominating Stockholder and any Associated Person of the Nominating Stockholder and the dates on which such shares were acquired, specifying the number of shares owned beneficially but not of record by each, and stating the names of each as they appear on the Fund’s record books and the names of any nominee holders for each; and (vi) a description of all arrangements or understandings between the Nominating Stockholder, the candidate and/or any other person or persons (including their names) pursuant to which the recommendation is being made by the Nominating Stockholder. “Associated Person of the Nominating Stockholder” as used in this paragraph 4 means any person required to be identified pursuant to clause (vi) and any other person controlling, controlled by or under common control with, directly or indirectly, (a) the Nominating Stockholder or (b) any person required to be identified pursuant to clause (vi).

5.
The Committee may require the Nominating Stockholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 4 above or to determine the qualifications and eligibility of the candidate proposed by the Nominating Stockholder to serve on the Board. If the Nominating Stockholder fails to provide such other information in writing within seven days of receipt of written request from the Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and will not be considered, by the Committee.

Table of Contents - Statement of Additional Information
45

Manning & Napier Fund, Inc.
(“Registrant”)

PART C:
OTHER INFORMATION
PART C
Item 15. Indemnification

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy issued by St. Paul Fire & Marine Insurance Company, Federal Insurance Company, Arch Insurance Company, Continental Casualty Company and Argonaut Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 16. Exhibits

(1) Articles of Incorporation	(1)(a)(1)
Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(2)
Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(3)
Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(4)
Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(5)
Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(6)
Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(7)
Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(8)
Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(9)
Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(10)
Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)

(1)(a)(11)
Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(12)
Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(13)
Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(14)
Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(15)
Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(16)
Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(17)
Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(18)
Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(19)
Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(20)
Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(21)
Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(22)
Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(23)
Articles of Amendment as filed with the State of Maryland on April 14, 1999  (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(24)
Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999  (incorporated by reference to Exhibit  (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(1)(a)(25)
Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(26)
Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(27)
Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000 (incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(1)(a)(28)
Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(1)(a)(29)
Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(1)(a)(30)
Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(31)
Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(32)
Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(33)
Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(1)(a)(34)
Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

(1)(a)(35)
Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(1)(a)(36)
Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(1)(a)(37)
Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(1)(a)(38)
Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(1)(a)(39)
Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(40)
Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(41)
Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(42)
Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(43)
Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(1)(a)(44)
Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(45)
Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(46)
Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(1)(a)(47)
Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(1)(a)(48)
Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).

(1)(a)(49)
Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on  Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(1)(a)(50)
Articles Supplementary to the charter as filed with the State of Maryland on March 24, 2010 (incorporated by reference to Exhibit 99.a(50) to Post Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on April 30, 2010 with Accession Number 0001193125-10-101399).

(1)(a)(51)
Articles of Amendment to the charter as filed with the State of Maryland May 13, 2010 (incorporated by reference to Exhibit 99.a(51) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(1)(a)(52)
Articles Supplementary to the charter as filed with the State of Maryland on February 9, 2011 (incorporated by reference to Exhibit 99.a(52) to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(1)(a)(53)
Articles Supplementary to the charter as filed with the State of Maryland dated September 2, 2011 (incorporated by reference to Exhibit 99.a(53) to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(1)(a)(54)
Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2011 (incorporated by reference to Exhibit 99.a(54) to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(1)(a)(55)
Articles of Amendment to the charter as filed with the State of Maryland dated December 21, 2011 (incorporated by reference to Exhibit 99.a(55) to Post Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).

(1)(a)(56)
Articles of Amendment to the charter as filed with the State of Maryland dated February 10, 2012 (incorporated by reference to Exhibit 99.a(56) to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(1)(a)(57)
Articles Supplementary to the charter as filed with the State of Maryland dated March 1, 2012 (incorporated by reference to Exhibit 99.a(57) to Post Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on March 21, 2012 with Accession Number 0001193125-12-124827).

(1)(a)(58)
Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2012 (incorporated by reference to Exhibit 99.a(58) to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(1)(a)(59)
Articles of Amendment to the charter as filed with the State of Maryland dated September 10, 2012 (incorporated by reference to Exhibit 99.a(59) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(1)(a)(60)
Articles of Amendment to the charter as filed with the State of Maryland dated May 1, 2013 (incorporated by reference to Exhibit 99.a(60) to Post Effective Amendment No. 130 to the Registration Statement on Form N-1A filed on May 29, 2013 with Accession Number 0001193125-13-239252).

(1)(a)(61)
Articles Supplementary to the charter as filed with the State of Maryland dated July 1, 2013 (incorporated by reference to Exhibit 99.a(61) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(62)
Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2013 (incorporated by reference to Exhibit 99.a(62) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(63)
Articles Supplementary to the charter as filed with the State of Maryland dated September 18, 2013 (incorporated by reference to Exhibit 99.a(63) to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(1)(a)(64)
Articles Supplementary to the charter as filed with the State of Maryland dated November 15, 2013 (incorporated by reference to Exhibit 99.a(64) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(65)
Articles of Amendment to the charter as filed with the State of Maryland dated December 2, 2013 (incorporated by reference to Exhibit 99.a(65) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(66)
Articles of Amendment to the charter as filed with the State of Maryland dated May 28, 2014 (incorporated by reference to Exhibit 99.a(66) to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(1)(a)(67)
Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2014 (incorporated by reference to Exhibit 99.a(67) to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(1)(a)(68)
Articles of Amendment to the charter as filed with the State of Maryland dated February 2, 2015 (incorporated by reference to Exhibit 99.a(68) to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(1)(a)(69)
Articles of Amendment to the charter as filed with the State of Maryland dated April 10, 2015 (incorporated by reference to Exhibit 99.a(69) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(1)(a)(70)
Articles of Amendment to the charter as filed with the State of Maryland dated May 11, 2015 (incorporated by reference to Exhibit 99.a(70) to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(1)(a)(71)
Articles of Amendment to the charter as filed with the State of Maryland dated May 26, 2015 (incorporated by reference to Exhibit 99.a(71) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(72)
Articles Supplementary to the charter as filed with the State of Maryland dated July 10, 2015 (incorporated by reference to Exhibit 99.a(72) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(73)
Articles of Amendment to the charter as filed with the State of Maryland dated July 13, 2015 (incorporated by reference to Exhibit 99.a(73) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(74)
Articles of Amendment to the charter as filed with the State of Maryland dated December 18, 2015 (incorporated by reference to Exhibit 99.a(74) to Post Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).

(1)(a)(75)
Articles of Amendment to the charter as filed with the State of Maryland dated February 3, 2017 (incorporated by reference to Exhibit 99.a(75) to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(1)(a)(76)
Articles of Amendment to the Charter as filed with the State of Maryland dated June 6, 2016 (incorporated by reference to Exhibit 99.a(76) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(77)
Articles Supplementary to the Charter as filed with the State of Maryland dated April 11, 2017 (incorporated by reference to Exhibit 99.a(77) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(78)
Articles of Amendment to the Charter as filed with the State of Maryland dated April 12, 2017 (incorporated by reference to Exhibit 99.a(78) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(2) By-Laws
(2)(a)(1)
By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(2)(a)(2)
By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(2)(a)(3)
By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(2)(a)(4)
By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(3) Voting Trust Agreement		Not Applicable.

(4) Reorganization Agreement	(4)(a)(1)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

(5) Instruments Defining Rights of Security Holders	(5)(a)(1)
Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(6) Investment Advisory Contract
(6)(a)(1)
Form of Investment Advisory Agreement between Manning & Napier Fund, Inc., on behalf of the Rainier International Discovery Series, and Manning & Napier Advisors, LLC (incorporated by reference to Exhibit 99.d(3)a to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

Investment Sub-Advisory Contract	(6)(b)(1)
Form of Investment Sub-Advisory Agreement between Rainier Investment Management, LLC and Manning & Napier Advisors, LLC, on behalf of the Rainier International Discovery Series (incorporated by reference to Exhibit 99.d(4)a to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

Expense Limitation Agreement	(6)(c)(1)
Form of Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., on behalf of the Rainier International Discovery Series (incorporated by reference to Exhibit 99.d(2)i to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(7) Underwriting Contracts
(7)(a)(1)
Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(7)(a)(2)
Amended and Restated Distribution Agreement Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.e(4)h to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(7)(a)(3)
Amended and Restated Distribution Agreement Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.e(1)b to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(7)(a)(4)
Amended and Restated Distribution Agreement Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.e(1)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(7)(a)(5)
Amended and Restated Distribution Agreement Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.e(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(7)(a)(6)
Amended and Restated Distribution Agreement Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.e(1)e to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(7)(a)(7)
Amended and Restated Distribution Agreement Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.e(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(7)(a)(8)
Amended and Restated Distribution Agreement Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.e(1)g to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(7)(a)(9)
Amended and Restated Distribution Agreement Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.e(1)h to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(7)(a)(10)
Amended and Restated Distribution Agreement Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.e(1)i to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(7)(a)(11)
Amended and Restated Distribution Agreement Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.e(1)j to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(7)(a)(12)
Amended and Restated Distribution Agreement Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.e(1)k to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(7)(a)(13)
Amended and Restated Distribution Agreement Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.e(1)l to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(7)(a)(14)
Amended and Restated Distribution Agreement Schedule A dated November 17, 2015 (incorporated by reference to Exhibit 99.e(1)m to Post Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).

(7)(a)(15)
Amended and Restated Distribution Agreement Schedule A dated March 1, 2017 (incorporated by reference to Exhibit 99.e(1)n to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(7)(a)(16)
Amended and Restated Distribution Agreement Schedule A dated April 11, 2017 (incorporated by reference to Exhibit 99.e(1)o to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(7)(a)(17)
Amended and Restated Distribution Agreement Schedule A dated May 1, 2017 (incorporated by reference to Exhibit 99.e(1)p to Post Effective Amendment No. 186 to the Registration Statement on Form N-1A filed on April 26, 2017 with Accession Number 0001193125-17-139156).

(8) Bonus or Profit Sharing Contracts		Not Applicable.

(9) Custodian Agreements	(9)(a)(1)
Mutual Fund Custody and Service Agreement between Manning & Napier Fund, Inc. and The Bank of New York Mellon beginning February 1, 2015 (incorporated by reference to Exhibit 99.g(1) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10) Amended and Restated Rule 18f-3 Plan

(10)(a)(1)
Amended and Restated Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(5) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(10)(a)(2)
Amended and Restated Rule 18f-3 Plan Schedule A (incorporated by reference to Exhibit 99.n(5)a to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(10)(a)(3)
Amended and Restated Rule 18f(3) Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.n(5)b to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(10)(a)(4)
Amended and Restated Rule 18f(3) Schedule A dated August 12, 2009 (incorporated by reference to Exhibit 99.n(1)c to Post Effective Amendment No. 77 to  the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(a)(5)
Amended and Restated Rule 18f(3) Schedule A dated May 4, 2010 (incorporated by reference to Exhibit 99.n(1)d to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(a)(6)
Amended and Restated Rule 18f(3) Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.n(1)e to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(10)(a)(7)
Amended and Restated Rule 18f(3) Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.n(1)f to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(10)(a)(8)
Amended and Restated Rule 18f(3) Schedule A dated February 29, 2012 (incorporated by reference to Exhibit 99.n(1)g to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(10)(a)(9)
Amended and Restated Rule 18f(3) Exhibit 3 and Exhibit 5 (incorporated by reference to Exhibit 99.n(1)h to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(10)(a)(10)
Amended and Restated Rule 18f(3) Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.n(1)i to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(a)(11)
Amended and Restated Rule 18f(3) Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.n(1)j to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(10)(a)(12)
Amended and Restated Rule 18f(3) Schedule A dated September 24, 2012 (incorporated by reference to Exhibit 99.n(1)k to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(10)(a)(13)
Amended and Restated Rule 18f(3) Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.n(1)l to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(10)(a)(14)
Amended and Restated Rule 18f(3) Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.n(1)m to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(10)(a)(15)
Amended and Restated Rule 18f(3) Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.n(1)n to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(10)(a)(16)
Amended and Restated Rule 18f(3) Schedule A dated December 18, 2013 (incorporated by reference to Exhibit 99.n(1)o to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(10)(a)(17)
Amended and Restated Rule 18f(3) Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.n(1)p to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(a)(18)
Amended and Restated Rule 18f(3) Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.n(1)q to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(10)(a)(19)
Amended and Restated Rule 18f(3) Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.n(1)r to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(10)(a)(20)
Amended and Restated Rule 18f(3) Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.n(1)s to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10)(a)(21)
Amended and Restated Rule 18f(3) Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.n(1)t to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(10)(a)(22)
Amended and Restated Rule 18f(3) Schedule A dated August 1, 2015 (incorporated by reference to Exhibit 99.n(1)u to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(10)(a)(23)
Amended and Restated Rule 18f(3) Schedule A dated November 17, 2015 (incorporated by reference to Exhibit 99.n(1)v to Post Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).

(10)(a)(24)
Amended and Restated Rule 18f(3) Schedule A dated March 1, 2017 (incorporated by reference to Exhibit 99.n(1)w to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(10)(a)(25)
Amended and Restated Rule 18f(3) Schedule A dated April 11, 2017 (incorporated by reference to Exhibit 99.n(1)x to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(10)(a)(25)
Amended and Restated Rule 18f(3) Schedule A dated May 1, 2017 (incorporated by reference to Exhibit 99.n(1)y to Post Effective Amendment No. 186 to the Registration Statement on Form N-1A filed on April 26, 2017 with Accession Number 0001193125-17-139156).

Amended and Restated Distribution and Shareholder Services Plan	(10)(b)(1)
Amended and Restated Distribution and Shareholder Services Plan (incorporated by reference to Exhibit 99.m(7) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(10)(b)(2)
Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)a to Post Effective Amendment No. 77 to  the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(b)(3)
Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)b to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(b)(4)
Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(b)(5)
Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated March 6, 2014 (incorporated by reference to Exhibit 99.m(3)d to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(b)(6)
Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated November 18, 2014 (incorporated by reference to Exhibit 99.m(3)e to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(10)(b)(7)
Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated March 1, 2017 (incorporated by reference to Exhibit 99.m(3)f to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(10)(b)(8)
Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated April 11, 2017 (incorporated by reference to Exhibit 99.m(3)g to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(11) Legal Opinion	(11)(a)(1)
Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant dated April 18, 2017 (incorporated by reference to Exhibit (11)(a)(1) to the initial Registration Statement on Form N-14 filed on April 18, 2017 with Accession Number 0000894189-17-002012).

(12) Tax Opinion	(12)(a)(1)
Form of Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters (incorporated by reference to Exhibit (12)(a)(1) to the initial Registration Statement on Form N-14 filed on April 18, 2017 with Accession Number 0000894189-17-002012).

(13) Other Material Contracts
(13)(a)(1)
Master Services Agreement dated March 1, 2017 between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. (incorporated by reference to Exhibit 99.h(1) to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(13)(b)(1)
Transfer Agency and Shareholder Services Agreement between BNY Mellon Investment Servicing (US) Inc., Manning & Napier Fund, Inc. and Manning & Napier Advisors, LLC dated March 1, 2017 (incorporated by reference to Exhibit 99.h(2) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(14) Other Opinions and Consents
	(14)(a)(1)	Consent of Deloitte & Touche LLP is filed herewith.
	(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP is filed herewith.

(15) Omitted financial statements		Not Applicable.

(16) Powers of Attorney
	(16)(a)(1)	Powers of Attorney dated May 2, 2017 for Chester N. Watson, Stephen B. Ashley, Peter L. Faber and Harris H. Rusitzky, and dated May 3, 2017 for Paul A. Brooke, are filed herewith.

(17) Code of Ethics	(17)(a)(1)
Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 2010 (incorporated by reference to Exhibit 99. p(3) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(17)(a)(2)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 2010 (incorporated by reference to Exhibit 99. p(3)a to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(17)(a)(3)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 1, 2011(incorporated by reference to Exhibit 99.p(1)b to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(17)(a)(4)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated April 10, 2012 (incorporated by reference to Exhibit 99.p(1)c to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(17)(a)(5)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2012 (incorporated by reference to Exhibit 99.p(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(17)(a)(6)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated October 1, 2012 (incorporated by reference to EX-99.p(1)e to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(17)(a)(7)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2013 (incorporated by reference to Exhibit 99.p(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(17)(a)(8)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2014 (incorporated by reference to Exhibit 99.p(1)g to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(17)(a)(9)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2015 (incorporated by reference to Exhibit 99. p(1)h to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(17)(a)(10)
Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2016 (incorporated by reference to Exhibit 99.p(1)I to Post Effective Amendment No. 180 to the Registration Statement on Form N-1A filed on October 24, 2016 with Accession Number 0001193125-16-744744).

Rainier Code of Ethics	(17)(b)(1)
Amended Code of Ethics adopted by Rainier Investment Management Mutual Funds and Rainier Investment Management, LLC dated March 3, 2016 (incorporated by reference to Exhibit (17)(b)(1) to the initial Registration Statement on Form N-14 filed on April 18, 2017 with Accession Number 0000894189-17-002012).

Additional Materials	(17)(c)(1)
Prospectus and Statement of Additional Information dated July 29, 2016 for Rainier Investment Management Mutual Funds (the “Acquired Company”), with respect to Rainier International Discovery Fund (the “Acquired Series”) (incorporated by reference to Post Effective Amendment No. 58 to the Acquired Company’s Registration Statement on Form N-1A filed on July 29, 2016 with Accession Number 0001193125-16-662690).

(17)(c)(2)
Supplements dated October 3, 2016 to the Prospectus and Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on October 4, 2016 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-16-012181).

(17)(c)(3)
Supplement dated October 6, 2016 to the Prospectus dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on October 6, 2016 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-16-012228).

(17)(c)(4)
Supplements dated April 18, 2017 to the Prospectus and Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on April 18, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002004).

(17)(c)(5)
Supplement dated April 24, 2017 to the Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on April 24, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002105).

(17)(c)(6)
Supplement dated April 27, 2017 to the Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on April 27, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002209).

(17)(c)(7)
Supplement dated May 22, 2017 to the Prospectus dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on May 22, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002710).

(17)(c)(8)
The audited financial statements and related report of the independent registered public accounting firm included in the Acquired Company’s Annual Report to Shareholders for the fiscal year ended March 31, 2017, with respect to the Acquired Series (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR filed on May 23, 2017 with Accession Number 0001193125-17-179680).

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Village of Fairport and State of New York, on the 24th day of May, 2017.

Manning & Napier Fund, Inc.
(Registrant)

By  /s/ Michele T. Mosca

 Michele T. Mosca
 President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities on the dates indicated.

Signature	Title	Date
/s/ Michele T. Mosca Michele T. Mosca	President, Principal Executive Officer, Director	May 24, 2017
* Harris H. Rusitzky	Director	May 24, 2017
* Peter L. Faber	Director	May 24, 2017
* Stephen B. Ashley	Director	May 24, 2017
* Paul A. Brooke	Director	May 24, 2017
* Chester N. Watson	Director	May 24, 2017
/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	May 24, 2017

* By: /s/ Christine Glavin Christine Glavin
Pursuant to powers of attorney dated May 2, 2017 and May 3, 2017. See Exhibit (16)(a)(1) of this Registration Statement.

EXHIBIT INDEX

(14)(a)(1)          Consent of Deloitte & Touche LLP.

(14)(a)(2)	Consent of Morgan, Lewis & Bockius LLP.

(16)(a)(1)	Powers of Attorney dated May 2, 2017 for Chester N. Watson, Stephen B. Ashley, Peter L. Faber and Harris H. Rusitzky, and dated May 3, 2017 for Paul A. Brooke.